UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ALCVX

May 31, 2026

AB California Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALCVX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Yield-curve positioning was the primary detractor, relative to the benchmark. An overweight to public primary/secondary education and mortage pass-throughs detracted, while allocations to consumer price index swaps and an overweight to multifamily housing contributed to performance. Security selection within state general obligation detracted, while selection within prepay energy and airports contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which contributed to overall performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Security selection within prepay energy contributed to overall performance.

Top detractors from performance:

  Security selection within local general obligation detracted from performance.

Advisor Class: ALCVX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,094	$10,146
05/18	$10,276	$10,259
05/19	$10,767	$10,916
05/20	$10,900	$11,350
05/21	$11,834	$11,888
05/22	$11,085	$11,080
05/23	$11,146	$11,134
05/24	$11,570	$11,432
05/25	$11,775	$11,664
05/26	$12,619	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	6.83%	1.29%	2.35%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-california-portfolio.Advisor.018642785.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$1,352,844,838
# of Portfolio Holdings	447
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,247,128

Advisor Class: ALCVX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.1%
AA	40.0%
A	24.7%
BBB	15.4%
BB	5.1%
B	0.5%
A-1+	0.3%
Not Rated	11.9%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALCVX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-CA-ADV-0153-0526

Advisor Class: ALCVX

3

Class A: ALCAX

May 31, 2026

AB California Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALCAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Yield-curve positioning was the primary detractor, relative to the benchmark. An overweight to public primary/secondary education and mortage pass-throughs detracted, while allocations to consumer price index swaps and an overweight to multifamily housing contributed to performance. Security selection within state general obligation detracted, while selection within prepay energy and airports contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which contributed to overall performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Security selection within prepay energy contributed to overall performance.

Top detractors from performance:

  Security selection within local general obligation detracted from performance.

Class A: ALCAX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,697	$10,000
05/17	$9,764	$10,146
05/18	$9,915	$10,259
05/19	$10,366	$10,916
05/20	$10,465	$11,350
05/21	$11,334	$11,888
05/22	$10,590	$11,080
05/23	$10,622	$11,134
05/24	$11,000	$11,432
05/25	$11,167	$11,664
05/26	$11,935	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.57%	1.04%	2.10%
Class A (with sales charges)	3.33%	0.42%	1.78%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-california-portfolio.A.018642306.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$1,352,844,838
# of Portfolio Holdings	447
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,247,128

Class A: ALCAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.1%
AA	40.0%
A	24.7%
BBB	15.4%
BB	5.1%
B	0.5%
A-1+	0.3%
Not Rated	11.9%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALCAX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-CA-A-0153-0526

Class A: ALCAX

3

Class C: ACACX

May 31, 2026

AB California Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ACACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Yield-curve positioning was the primary detractor, relative to the benchmark. An overweight to public primary/secondary education and mortage pass-throughs detracted, while allocations to consumer price index swaps and an overweight to multifamily housing contributed to performance. Security selection within state general obligation detracted, while selection within prepay energy and airports contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which contributed to overall performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Security selection within prepay energy contributed to overall performance.

Top detractors from performance:

  Security selection within local general obligation detracted from performance.

Class C: ACACX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$9,985	$10,146
05/18	$10,063	$10,259
05/19	$10,458	$10,916
05/20	$10,473	$11,350
05/21	$11,248	$11,888
05/22	$10,439	$11,080
05/23	$10,383	$11,134
05/24	$10,679	$11,432
05/25	$10,770	$11,664
05/26	$11,407	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.67%	0.28%	1.33%
Class C (with sales charges)	4.67%	0.28%	1.33%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-california-portfolio.C.018642850.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$1,352,844,838
# of Portfolio Holdings	447
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,247,128

Class C: ACACX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.1%
AA	40.0%
A	24.7%
BBB	15.4%
BB	5.1%
B	0.5%
A-1+	0.3%
Not Rated	11.9%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ACACX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-CA-C-0153-0526

Class C: ACACX

3

Advisor Class: ABTYX

May 31, 2026

AB High Income Municipal Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ABTYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	0.97%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection contributed to performance, relative to the benchmark. Security selection within electric utility and multifamily housing contributed, while water and sewer and Master Settlement Agreement (“MSA”) tobacco securitization detracted. Overweights to multifamily housing and an allocation to consumer price index swaps contributed.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data ("MMD") rate locks for investment purposes. Throughout the period, MMD rate locks contributed to overall performance, while interest rate swaps detracted.

Performance Highlights

Top contributors to performance:

  Security selection in multifamily housing and electric utility contributed.

Top detractors from performance:

  Security selection within MSA tobacco securitization detracted.

Advisor Class: ABTYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,139	$10,146
05/18	$10,622	$10,259
05/19	$11,329	$10,916
05/20	$11,056	$11,350
05/21	$12,902	$11,888
05/22	$11,930	$11,080
05/23	$11,523	$11,134
05/24	$11,927	$11,432
05/25	$12,314	$11,664
05/26	$13,340	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	7.82%	0.67%	2.92%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-municipal-portfolio.Advisor.018642744.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$2,795,148,758
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$13,121,618

Advisor Class: ABTYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.0%
AA	13.5%
A	8.6%
BBB	11.3%
BB	10.0%
B	1.2%
CCC	0.7%
D	0.1%
Not Rated	52.6%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-HI-ADV-0153-0526

Advisor Class: ABTYX

3

Class A: ABTHX

May 31, 2026

AB High Income Municipal Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ABTHX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.22%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection contributed to performance, relative to the benchmark. Security selection within electric utility and multifamily housing contributed, while water and sewer and Master Settlement Agreement (“MSA”) tobacco securitization detracted. Overweights to multifamily housing and an allocation to consumer price index swaps contributed.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data ("MMD") rate locks for investment purposes. Throughout the period, MMD rate locks contributed to overall performance, while interest rate swaps detracted.

Performance Highlights

Top contributors to performance:

  Security selection in multifamily housing and electric utility contributed.

Top detractors from performance:

  Security selection within MSA tobacco securitization detracted.

Class A: ABTHX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,701	$10,000
05/17	$9,811	$10,146
05/18	$10,252	$10,259
05/19	$10,900	$10,916
05/20	$10,609	$11,350
05/21	$12,349	$11,888
05/22	$11,400	$11,080
05/23	$10,983	$11,134
05/24	$11,343	$11,432
05/25	$11,670	$11,664
05/26	$12,608	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	7.54%	0.42%	2.66%
Class A (with sales charges)	4.31%	-0.20%	2.34%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-municipal-portfolio.A.018642751.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$2,795,148,758
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$13,121,618

Class A: ABTHX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.0%
AA	13.5%
A	8.6%
BBB	11.3%
BB	10.0%
B	1.2%
CCC	0.7%
D	0.1%
Not Rated	52.6%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTHX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-HI-A-0153-0526

Class A: ABTHX

3

Class C: ABTFX

May 31, 2026

AB High Income Municipal Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ABTFX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.97%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection contributed to performance, relative to the benchmark. Security selection within electric utility and multifamily housing contributed, while water and sewer and Master Settlement Agreement (“MSA”) tobacco securitization detracted. Overweights to multifamily housing and an allocation to consumer price index swaps contributed.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data ("MMD") rate locks for investment purposes. Throughout the period, MMD rate locks contributed to overall performance, while interest rate swaps detracted.

Performance Highlights

Top contributors to performance:

  Security selection in multifamily housing and electric utility contributed.

Top detractors from performance:

  Security selection within MSA tobacco securitization detracted.

Class C: ABTFX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,038	$10,146
05/18	$10,421	$10,259
05/19	$11,004	$10,916
05/20	$10,624	$11,350
05/21	$12,274	$11,888
05/22	$11,235	$11,080
05/23	$10,743	$11,134
05/24	$11,018	$11,432
05/25	$11,263	$11,664
05/26	$12,069	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	6.75%	-0.34%	1.90%
Class C (with sales charges)	5.75%	-0.34%	1.90%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-municipal-portfolio.C.018642736.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$2,795,148,758
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$13,121,618

Class C: ABTFX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.0%
AA	13.5%
A	8.6%
BBB	11.3%
BB	10.0%
B	1.2%
CCC	0.7%
D	0.1%
Not Rated	52.6%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTFX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-HI-C-0153-0526

Class C: ABTFX

3

Class Z: ABTZX

May 31, 2026

AB High Income Municipal Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ABTZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$101	0.97%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection contributed to performance, relative to the benchmark. Security selection within electric utility and multifamily housing contributed, while water and sewer and Master Settlement Agreement (“MSA”) tobacco securitization detracted. Overweights to multifamily housing and an allocation to consumer price index swaps contributed.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data ("MMD") rate locks for investment purposes. Throughout the period, MMD rate locks contributed to overall performance, while interest rate swaps detracted.

Performance Highlights

Top contributors to performance:

  Security selection in multifamily housing and electric utility contributed.

Top detractors from performance:

  Security selection within MSA tobacco securitization detracted.

Class Z: ABTZX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class Z	Bloomberg Municipal Bond Index
09/18	$10,000	$10,000
05/19	$10,625	$10,647
05/20	$10,382	$11,071
05/21	$12,115	$11,595
05/22	$11,204	$10,807
05/23	$10,823	$10,860
05/24	$11,192	$11,151
05/25	$11,555	$11,377
05/26	$12,518	$12,136

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since Inception 9/28/18
Class Z	7.82%	0.66%	2.97%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.55%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-municipal-portfolio.Z.018642728.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$2,795,148,758
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$13,121,618

Class Z: ABTZX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.0%
AA	13.5%
A	8.6%
BBB	11.3%
BB	10.0%
B	1.2%
CCC	0.7%
D	0.1%
Not Rated	52.6%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTZX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-HI-Z-0153-0526

Class Z: ABTZX

3

Advisor Class: ALTVX

May 31, 2026

AB National Portfolio

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Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALTVX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class C, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection within multifamily housing and prepay energy contributed to overall performance, while industry industrial development revenue (“IDR”) and not-for-profit health care detracted. An overweight to multifamily housing contributed, while an underweight to guaranteed detracted.

Performance Highlights

Top contributors to performance:

  An allocation to taxable municipals and security selection within multifamily housing contributed to performance.

Top detractors from performance:

  Security selection in industry IDR and not-for-profit health care detracted from overall performance.

Advisor Class: ALTVX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,124	$10,146
05/18	$10,300	$10,259
05/19	$10,838	$10,916
05/20	$10,980	$11,350
05/21	$11,888	$11,888
05/22	$11,148	$11,080
05/23	$11,098	$11,134
05/24	$11,456	$11,432
05/25	$11,692	$11,664
05/26	$12,531	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	6.83%	1.06%	2.28%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-national-portfolio.Advisor.018642819.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$2,008,664,289
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$7,715,661

Advisor Class: ALTVX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	6.8%
AA	40.1%
A	23.2%
BBB	12.8%
BB	5.2%
B	0.1%
A-1+	0.4%
Not Rated	11.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALTVX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NAT-ADV-0153-0526

Advisor Class: ALTVX

3

Class A: ALTHX

May 31, 2026

AB National Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALTHX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class C, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection within multifamily housing and prepay energy contributed to overall performance, while industry industrial development revenue (“IDR”) and not-for-profit health care detracted. An overweight to multifamily housing contributed, while an underweight to guaranteed detracted.

Performance Highlights

Top contributors to performance:

  An allocation to taxable municipals and security selection within multifamily housing contributed to performance.

Top detractors from performance:

  Security selection in industry IDR and not-for-profit health care detracted from overall performance.

Class A: ALTHX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,696	$10,000
05/17	$9,792	$10,146
05/18	$9,937	$10,259
05/19	$10,432	$10,916
05/20	$10,540	$11,350
05/21	$11,383	$11,888
05/22	$10,649	$11,080
05/23	$10,574	$11,134
05/24	$10,890	$11,432
05/25	$11,075	$11,664
05/26	$11,850	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.68%	0.81%	2.03%
Class A (with sales charges)	3.48%	0.20%	1.71%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-national-portfolio.A.018642108.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$2,008,664,289
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$7,715,661

Class A: ALTHX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	6.8%
AA	40.1%
A	23.2%
BBB	12.8%
BB	5.2%
B	0.1%
A-1+	0.4%
Not Rated	11.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALTHX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NAT-A-0153-0526

Class A: ALTHX

3

Class C: ALNCX

May 31, 2026

AB National Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class C, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection within multifamily housing and prepay energy contributed to overall performance, while industry industrial development revenue (“IDR”) and not-for-profit health care detracted. An overweight to multifamily housing contributed, while an underweight to guaranteed detracted.

Performance Highlights

Top contributors to performance:

  An allocation to taxable municipals and security selection within multifamily housing contributed to performance.

Top detractors from performance:

  Security selection in industry IDR and not-for-profit health care detracted from overall performance.

Class C: ALNCX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,024	$10,146
05/18	$10,096	$10,259
05/19	$10,528	$10,916
05/20	$10,551	$11,350
05/21	$11,311	$11,888
05/22	$10,501	$11,080
05/23	$10,349	$11,134
05/24	$10,585	$11,432
05/25	$10,685	$11,664
05/26	$11,341	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.89%	0.05%	1.27%
Class C (with sales charges)	4.89%	0.05%	1.27%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-national-portfolio.C.018642835.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$2,008,664,289
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$7,715,661

Class C: ALNCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	6.8%
AA	40.1%
A	23.2%
BBB	12.8%
BB	5.2%
B	0.1%
A-1+	0.4%
Not Rated	11.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALNCX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NAT-C-0153-0526

Class C: ALNCX

3

Advisor Class: ALNVX

May 31, 2026

AB New York Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNVX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class A, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. An overweight to taxable municipals contributed, while an allocation to public primary/secondary education detracted from performance. Security selection within private higher education and senior living contributed, while selection within special tax and public primary/secondary education detracted from overall performance.

Performance Highlights

Top contributors to performance:

  An overweight to taxable municipals contributed to overall performance.

Top detractors from performance:

  Security selection within special tax detracted from performance.

Advisor Class: ALNVX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,125	$10,146
05/18	$10,247	$10,259
05/19	$10,796	$10,916
05/20	$10,751	$11,350
05/21	$11,762	$11,888
05/22	$11,049	$11,080
05/23	$10,982	$11,134
05/24	$11,312	$11,432
05/25	$11,518	$11,664
05/26	$12,346	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	6.76%	0.97%	2.13%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-new-york-portfolio.Advisor.018642769.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$564,392,673
# of Portfolio Holdings	232
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net)	$1,928,089

Advisor Class: ALNVX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.9%
AA	37.6%
A	17.7%
BBB	26.7%
BB	3.0%
B	1.5%
CCC	0.6%
A-1+	1.6%
Not Rated	6.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALNVX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NY-ADV-0153-0526

Advisor Class: ALNVX

3

Class A: ALNYX

May 31, 2026

AB New York Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class A, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. An overweight to taxable municipals contributed, while an allocation to public primary/secondary education detracted from performance. Security selection within private higher education and senior living contributed, while selection within special tax and public primary/secondary education detracted from overall performance.

Performance Highlights

Top contributors to performance:

  An overweight to taxable municipals contributed to overall performance.

Top detractors from performance:

  Security selection within special tax detracted from performance.

Class A: ALNYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,696	$10,000
05/17	$9,793	$10,146
05/18	$9,886	$10,259
05/19	$10,392	$10,916
05/20	$10,321	$11,350
05/21	$11,263	$11,888
05/22	$10,554	$11,080
05/23	$10,464	$11,134
05/24	$10,753	$11,432
05/25	$10,922	$11,664
05/26	$11,674	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.49%	0.72%	1.87%
Class A (with sales charges)	3.29%	0.11%	1.56%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-new-york-portfolio.A.018642207.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$564,392,673
# of Portfolio Holdings	232
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net)	$1,928,089

Class A: ALNYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.9%
AA	37.6%
A	17.7%
BBB	26.7%
BB	3.0%
B	1.5%
CCC	0.6%
A-1+	1.6%
Not Rated	6.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALNYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NY-A-0153-0526

Class A: ALNYX

3

Class C: ANYCX

May 31, 2026

AB New York Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ANYCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class A, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. An overweight to taxable municipals contributed, while an allocation to public primary/secondary education detracted from performance. Security selection within private higher education and senior living contributed, while selection within special tax and public primary/secondary education detracted from overall performance.

Performance Highlights

Top contributors to performance:

  An overweight to taxable municipals contributed to overall performance.

Top detractors from performance:

  Security selection within special tax detracted from performance.

Class C: ANYCX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,025	$10,146
05/18	$10,034	$10,259
05/19	$10,477	$10,916
05/20	$10,320	$11,350
05/21	$11,179	$11,888
05/22	$10,407	$11,080
05/23	$10,240	$11,134
05/24	$10,440	$11,432
05/25	$10,536	$11,664
05/26	$11,171	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.70%	-0.02%	1.11%
Class C (with sales charges)	4.70%	-0.02%	1.11%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-new-york-portfolio.C.018642868.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$564,392,673
# of Portfolio Holdings	232
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net)	$1,928,089

Class C: ANYCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.9%
AA	37.6%
A	17.7%
BBB	26.7%
BB	3.0%
B	1.5%
CCC	0.6%
A-1+	1.6%
Not Rated	6.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ANYCX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NY-C-0153-0526

Class C: ANYCX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB California Portfolio	2025	$39,152	$—	$18,954
	2026	$39,152	$—	$20,175
AB High Income Municipal Portfolio	2025	$70,000	$—	$19,454
	2026	$70,000	$—	$20,675
AB National Portfolio	2025	$40,597	$—	$18,954
	2026	$40,597	$—	$20,175
AB New York Portfolio	2025	$40,597	$—	$18,954
	2026	$40,597	$—	$20,175

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB California Portfolio	2025	$1,478,093	$18,954
			$—
			$(18,954)
	2026	$1,441,150	$20,175
			$—
			$(20,175)
AB High Income Municipal Portfolio	2025	$1,478,593	$19,454
			$—
			$(19,454)
	2026	$1,441,650	$20,675
			$—
			$(20,675)
AB National Portfolio	2025	$1,478,093	$18,954
			$—
			$(18,954)
	2026	$1,441,150	$20,175
			$—
			$(20,175)
AB New York Portfolio	2025	$1,478,093	$18,954
			$—
			$(18,954)
	2026	$1,441,150	$20,175
			$—
			$(20,175)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

May 31, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

May 31, 2026

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 97.9%
California – 94.0%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2047(a)	$17,955	$10,708,215
AG Series 2022-C 0.00%, 10/01/2052(a)	1,000	582,653
AG Series 2024 Zero Coupon, 10/01/2053	2,000	512,080
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	5,000	4,291,187
Bakersfield City School District (Bakersfield City School District) BAM Series 2012-C 0.00%, 05/01/2047(a)	9,155	7,310,804
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 1.87% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,993,207
1.98% (MUNIPSA + 0.41%), 04/01/2056(b)	14,800	14,700,979
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2032	1,000	1,095,686
5.00%, 07/01/2037	3,400	3,710,036
5.25%, 07/01/2044	3,000	3,228,565
5.25%, 07/01/2049	9,000	9,423,780
AG Series 2024-B 4.00%, 07/01/2039	1,150	1,157,071
AG Series 2026-B 5.50%, 07/01/2055	4,975	5,326,398
Series 2026-B 5.00%, 07/01/2033	1,565	1,725,928
5.00%, 07/01/2035	1,875	2,089,599
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,221,961
Series 2024C 5.00%, 08/01/2055	8,600	8,962,340

ABFunds.com	AB Municipal Income Fund 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024B 5.00%, 01/01/2055	$18,000	$18,519,165
Series 2024G 5.00%, 11/01/2055	4,000	4,112,151
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	3,980	4,301,346
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	2,310	2,496,752
Series 2026 5.00%, 02/01/2031	4,875	5,173,799
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,375	11,014,085
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	5,745	5,809,502
Series 2023 5.00%, 12/01/2053	8,650	9,030,922
5.25%, 11/01/2054	2,000	2,113,170
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	4,058,208
Series 2022-A 4.00%, 05/01/2053	3,675	3,718,617
Series 2023 4.062% (SOFR + 1.63%), 07/01/2053(b)	5,000	5,067,977
4.102% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,087,924
5.00%, 02/01/2054	12,500	13,194,800
Series 2024-E 5.00%, 02/01/2055	4,700	4,993,592
Series 2026-A 3.882% (SOFR + 1.45%), 04/01/2056(b)	3,000	2,994,500
5.00%, 04/01/2056	2,200	2,375,085
California Community Choice Financing Authority (National Bank of Canada) Series 2023 5.50%, 10/01/2054	1,000	1,087,150

2 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	$12,265	$13,285,833
Series 2025G 5.00%, 12/01/2035	2,000	2,192,358
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	4,970	5,221,734
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	5,020	5,343,069
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	3,000	3,270,790
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	10,000	10,825,959
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	3,600	3,658,707
5.25%, 05/01/2048	2,750	2,772,608
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	837,930
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	3,500	2,844,998
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	1,000	690,672
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,365,016

ABFunds.com	AB Municipal Income Fund 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California County Tobacco Securitization Agency (Gold Country Settlement Funding) Series 2020-B Zero Coupon, 06/01/2055	$6,500	$1,382,297
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2049	7,155	6,420,119
Series 2020-B Zero Coupon, 06/01/2055	4,050	674,034
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	765	769,543
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,294,071
5.00%, 12/01/2044	6,885	6,937,999
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,539,119
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	1,920	1,851,865
California Enterprise Development Authority (Milken Community School) Series 2026 5.00%, 07/01/2033	1,000	1,112,892
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(c)	5,000	4,693,933
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	3,000	2,717,500
California Enterprise Development Authority (Rocklin Academy/The) Series 2021 4.00%, 06/01/2051(c)	1,875	1,556,685
4.00%, 06/01/2061(c)	840	670,475
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	2,245	2,480,270
5.00%, 12/01/2036	4,250	4,628,699

4 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2039	$1,500	$1,607,431
Series 2025 5.00%, 12/01/2032	1,250	1,368,967
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,366,700
5.00%, 08/15/2036	3,000	3,004,046
5.00%, 08/15/2042	2,000	1,960,529
California Housing Finance Agency Series 2021-3, Class X 0.770%, 08/20/2036(d)	2,457	101,007
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	6,713	6,856,166
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	6,751	6,697,816
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	6,066	6,133,470
Series 2021-2, Class X 0.825%, 03/25/2035(d)	2,800	100,830
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,854	1,788,332
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	1,940	1,961,828
California Infrastructure & Economic Development Bank (Adventist Health System/West Obligated Group) Series 2024 5.25%, 07/01/2054	10,000	10,196,020
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	6,750	6,791,382
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(c)	18,800	18,795,815

ABFunds.com	AB Municipal Income Fund 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	$3,250	$3,333,875
5.00%, 11/01/2054	4,500	4,564,109
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2016 5.00%, 01/01/2036(c)	1,500	1,303,427
California Infrastructure & Economic Development Bank (Museum Associates) Series 2026 3.25%, 06/01/2033	1,825	1,831,148
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(c)	20,000	20,209,474
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2023 5.00%, 07/01/2030	1,000	1,083,119
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,901,138
5.00%, 06/01/2046	1,000	999,962
California Municipal Finance Authority (Ascent 613) Series 2025-A 5.375%, 01/01/2055(c)	2,000	2,008,928
5.50%, 01/01/2060(c)	3,000	3,024,718
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	1,565	1,564,943
5.00%, 04/01/2041	1,485	1,444,104
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	575,992
5.00%, 10/01/2033	625	636,380

6 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2034	$570	$579,635
5.00%, 10/01/2035	600	609,489
5.00%, 10/01/2036	1,150	1,166,980
5.00%, 10/01/2037	2,000	2,027,369
California Municipal Finance Authority (California Baptist University) Series 2025 5.125%, 11/01/2040(c)	1,350	1,404,567
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,191,263
4.00%, 10/01/2051	1,200	1,009,749
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	1,370	1,437,432
5.00%, 05/15/2041	3,470	3,559,047
5.00%, 05/15/2042	2,705	2,765,870
5.00%, 05/15/2049	5,325	5,349,163
5.00%, 05/15/2052	1,575	1,576,041
California Municipal Finance Authority (Clay Lacy Santa Ana LLC) Series 2026 6.00%, 01/01/2055(c)	3,335	3,497,351
California Municipal Finance Authority (CMFA 2025-1) Series 2025-1, Class A2 3.439%, 02/20/2041	989	883,293
Series 2025-2, Class A1 3.439%, 02/20/2041	4,350	4,065,614
California Municipal Finance Authority (CMFA 2025-2) Series 2025-2, Class A1 4.216%, 11/20/2040	3,359	3,333,795
Series 2025-2, Class A2 4.216%, 11/20/2040	2,687	2,542,458
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	2,595	2,561,567
Series 2026-1, Class B 4.325%, 12/20/2043	1,000	1,015,411
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2054(c)	1,000	993,869

ABFunds.com	AB Municipal Income Fund 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Congregational Homes Obligated Group) Series 2022 4.00%, 11/15/2042	$560	$534,941
4.00%, 11/15/2052	3,605	3,028,018
4.00%, 11/15/2056	1,685	1,389,921
California Municipal Finance Authority (EL Camino PA LP) Series 2026 2.50%, 03/01/2046	3,250	3,200,976
California Municipal Finance Authority (Gateways Hospital & Mental Health Center) Series 2026 5.25%, 09/01/2055	2,930	2,982,247
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2014 5.25%, 01/01/2045	1,295	1,056,672
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	4,385	4,388,888
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	6,400	5,783,388
5.00%, 12/31/2036	5,685	5,823,242
5.00%, 12/31/2037	4,000	4,090,869
5.00%, 12/31/2047	5,505	5,518,116
AG Series 2018 3.25%, 12/31/2032	1,000	961,472
California Municipal Finance Authority (PRG - Potrero Properties) Series 2026 5.00%, 06/30/2032	1,650	1,775,627
5.00%, 09/01/2060	9,785	10,121,765
5.50%, 09/01/2056	2,375	2,562,950
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2039	655	706,960
5.00%, 04/01/2040	535	575,407
5.00%, 04/01/2049	1,300	1,319,027
5.00%, 04/01/2054	2,170	2,182,714
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	6,680	6,894,554

8 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (The Steven) Series 2026 7.00%, 06/01/2044(c)	$250	$253,462
Series 2026-A 5.67%, 12/01/2043(c)	1,845	1,853,605
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	8,000	8,066,359
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e)(f)	2,745	54,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(c)	1,250	1,250,123
Series 2019 5.00%, 11/21/2045(c)	9,000	9,162,816
Series 2023 5.00%, 07/01/2035(c)	2,000	2,166,278
5.00%, 07/01/2038(c)	1,000	1,068,763
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	8,960,823
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,061,726
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,002,190
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	2,750	2,713,339
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	4,675	4,675,268
Series 2016 5.25%, 07/01/2052(c)	2,500	2,499,766

ABFunds.com	AB Municipal Income Fund 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	$2,000	$1,837,041
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,201,287
5.00%, 06/01/2047(c)	1,565	1,474,619
California School Finance Authority (California School Finance Authority) Series 2017 5.00%, 06/01/2047(c)	700	661,243
5.00%, 06/01/2053(c)	1,775	1,606,541
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(c)	1,250	1,080,661
Series 2022 5.00%, 10/01/2061(c)	2,000	1,859,742
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(e)(f)(g)(h)(i)	2,325	1,237,094
5.00%, 06/01/2051(e)(f)(g)(h)(i)	2,910	1,548,362
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	429,325
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	4,770	4,776,427
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	548,449
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2022 5.00%, 08/01/2032(c)	640	662,596
5.75%, 08/01/2052(c)	1,650	1,692,136
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.00%, 07/01/2042(c)	1,860	1,878,971
5.25%, 07/01/2052(c)	2,755	2,746,994
5.375%, 07/01/2056(c)	1,990	1,991,867
5.50%, 07/01/2062(c)	1,775	1,779,897

10 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	$935	$943,758
Series 2019-A 5.00%, 07/01/2049(c)	2,000	2,001,284
Series 2020-A 4.00%, 07/01/2055(c)	835	694,903
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,364,105
California School Finance Authority (Prerefunded - US Treasuries) Series 2017 5.00%, 06/01/2047(c)	800	816,614
5.00%, 06/01/2053(c)	2,025	2,067,054
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(c)	2,350	2,032,375
5.125%, 06/01/2059(c)	1,500	1,298,964
5.125%, 06/01/2064(c)	2,350	2,009,680
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	1,000,194
5.00%, 06/01/2046(c)	2,500	2,403,363
Series 2017 5.125%, 06/01/2047(c)	950	914,451
Series 2017-G 5.00%, 06/01/2037(c)	360	360,728
5.00%, 06/01/2053(c)	2,075	1,899,397
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	520	520,134
6.00%, 10/01/2049	715	714,955
California State Public Works Board (California State Public Works Board Lease) Series 2025 5.00%, 04/01/2043	2,000	2,216,456
5.00%, 04/01/2044	3,000	3,294,241
5.00%, 04/01/2045	2,615	2,845,995
California State Public Works Board (State of California Lease) Series 2024 5.00%, 04/01/2049	1,500	1,579,953

ABFunds.com	AB Municipal Income Fund 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.05%, 04/01/2032	$2,000	$2,038,032
5.06%, 04/01/2033	1,000	1,017,169
California State University (California State University) Series 2017-B 3.899%, 11/01/2047	4,900	4,006,062
Series 2020-D 1.49%, 11/01/2028	1,500	1,406,880
Series 2021-B 2.144%, 11/01/2033	6,000	5,078,390
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,635	1,647,353
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,014,189
5.00%, 05/15/2035	1,410	1,428,691
5.00%, 05/15/2036	1,500	1,518,595
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,052,227
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	2,000	2,038,509
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2054	19,310	20,340,078
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(c)	1,000	1,000,543
5.00%, 06/01/2046(c)	1,500	1,497,268
Series 2019 5.00%, 06/01/2051(c)	3,165	3,106,162

12 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	$5,000	$5,002,416
5.25%, 12/01/2056(c)	1,700	1,700,009
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	2,295	2,339,314
5.25%, 07/01/2049(c)	2,675	2,681,807
5.25%, 07/01/2052(c)	1,565	1,552,057
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	8,050	8,354,899
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	2,000	2,149,187
City of Atwater CA Wastewater Revenue (City of Atwater CA Wastewater Revenue) AG Series 2017-A 5.00%, 05/01/2043	1,000	1,010,090
City of Fairfield CA (City of Fairfield CA COP) AG Series 2007 Zero Coupon, 04/01/2035	3,700	2,722,150
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2040	4,000	4,005,556
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8) Series 2018 5.00%, 09/01/2043	2,400	2,433,868
5.00%, 09/01/2048	4,250	4,272,690
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2021 5.00%, 05/15/2030	1,365	1,470,635
5.00%, 05/15/2036	2,000	2,153,237
5.00%, 05/15/2040	2,000	2,111,960

ABFunds.com	AB Municipal Income Fund 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 3.25%, 05/15/2049	$2,000	$1,525,764
5.00%, 05/15/2045	1,500	1,551,033
Series 2022-A 5.00%, 05/15/2035	3,000	3,264,258
Series 2025 4.25%, 05/15/2041	3,320	3,348,311
5.00%, 05/15/2036	8,760	9,729,131
5.00%, 05/15/2037	5,000	5,517,659
5.00%, 05/15/2055	17,850	18,243,314
5.25%, 05/15/2045	1,100	1,189,281
5.50%, 05/15/2055	3,900	4,144,744
City of Oakland CA (City of Oakland CA) Series 2025 4.904%, 07/15/2035	1,055	1,049,650
City of Palo Alto CA (City of Palo Alto CA University Ave AD) Series 2012 5.00%, 09/02/2028	530	533,583
5.00%, 09/02/2030	745	749,901
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,337,415
5.00%, 09/01/2034	1,000	1,016,677
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	641,759
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,113,182
5.00%, 03/01/2034	2,000	2,022,801
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,025,582
5.00%, 01/01/2047	2,895	2,903,428
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,531,110

14 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	$2,000	$1,329,397
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,591,365
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	1,000	694,274
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(c)	4,000	2,748,385
Compton Community College District (Compton Community College District) Series 2012-C Zero Coupon, 08/01/2031	1,900	1,631,002
Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AG Series 2022-A 5.25%, 08/01/2032	3,500	3,842,969
Contra Costa Community College District (Contra Costa Community College District) Series 2014-A 4.00%, 08/01/2029	2,100	2,101,111
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	2,750	2,811,314
5.00%, 09/01/2052	2,500	2,529,478
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	992,220
5.00%, 09/01/2045	1,250	1,251,423

ABFunds.com	AB Municipal Income Fund 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.25%, 07/01/2041	$1,000	$1,107,647
5.25%, 07/01/2042	2,120	2,331,379
5.25%, 07/01/2043	425	464,654
5.25%, 07/01/2045	2,000	2,150,105
5.25%, 07/01/2055	2,500	2,590,231
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	5,000	3,659,403
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	712,042
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	4,000	3,318,717
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	6,500	5,096,340
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	3,000	2,085,104
4.00%, 07/01/2058(c)	1,000	479,314
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,809,822
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,000	712,569
4.00%, 12/01/2056(c)	1,000	778,731

16 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	$1,000	$804,468
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,344,399
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	2,400	1,991,097
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	710,193
4.00%, 10/01/2048(c)	3,000	2,368,369
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	1,035,445
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,995	1,552,876
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) AG Series 2014-A Zero Coupon, 01/15/2036	1,500	1,084,277
Series 2021-C 4.00%, 01/15/2043	1,500	1,480,057
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(c)	10,000	9,893,946
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	5,410	4,948,098
Series 2021-B Zero Coupon, 06/01/2066	37,370	3,722,370
Series 2022 5.00%, 06/01/2051	10,000	9,978,619

ABFunds.com	AB Municipal Income Fund 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	$3,175	$2,801,679
3.115%, 06/01/2038	5,000	4,166,413
3.293%, 06/01/2042	2,000	1,550,026
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(c)	1,000	890,361
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	425,549
Zero Coupon, 09/01/2050	1,250	389,275
Irvine Unified School District (Irvine Unified School District) Series 2017-B 5.00%, 09/01/2047	995	995,946
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2035	3,630	4,000,774
5.50%, 11/15/2037	5,300	6,050,737
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	7,830	8,416,592
Series 2024-B 5.00%, 07/01/2038	1,640	1,792,576
Series 2024-E 5.00%, 07/01/2039	1,660	1,814,487
Series 2025-A 5.00%, 07/01/2050	5,000	5,151,735
BAM Series 2025-A 5.00%, 07/01/2053	2,000	2,060,226
Series 2025-B 5.00%, 07/01/2033	8,335	9,303,923
5.00%, 07/01/2034	3,000	3,369,226
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	1,495	1,525,711

18 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-C 5.00%, 07/01/2041	$1,250	$1,306,978
Series 2022-B 5.00%, 07/01/2043	8,750	9,222,806
Series 2022-D 5.00%, 07/01/2047	4,550	4,690,455
Series 2025-A 5.00%, 01/01/2030	5,000	5,311,908
Series 2025-B 5.00%, 07/01/2032	1,000	1,107,377
5.00%, 07/01/2033	3,300	3,683,617
Menifee Union School District (Menifee Union School District) Series 2018 5.00%, 09/01/2043	1,000	1,016,257
5.00%, 09/01/2048	1,215	1,225,874
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,463,095
Series 2009-B 6.50%, 11/01/2039	13,615	16,767,522
7.00%, 11/01/2034	2,000	2,407,520
Series 2009-C 7.00%, 11/01/2034	1,000	1,203,760
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	10,000	10,606,335
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,285,239
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2036	1,000	1,103,756
Series 2024-A 5.00%, 08/01/2031	1,000	1,095,213
5.00%, 08/01/2032	2,000	2,211,000
5.00%, 08/01/2034	2,060	2,315,067
Redding Joint Powers Financing Authority (Redding Joint Powers Financing Authority) Series 2015-A 5.00%, 06/01/2030	1,350	1,357,123

ABFunds.com	AB Municipal Income Fund 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Rialto Redevelopment Agency (Rialto Redevelopment Agency) Series 2018 5.00%, 09/01/2032	$500	$523,416
5.00%, 09/01/2033	500	522,586
5.00%, 09/01/2037	2,235	2,323,203
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 5.00%, 09/01/2052	5,200	5,060,149
Riverside County Transportation Commission (Riverside County Transportation Commission) Series 2021 4.00%, 06/01/2040	3,330	3,405,431
4.00%, 06/01/2041	1,765	1,796,812
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.182% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)	1,360	1,336,628
3.202% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,375	5,069,591
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2020 5.00%, 07/01/2035	650	688,896
5.00%, 07/01/2036	500	527,157
5.00%, 07/01/2037	250	262,739
5.00%, 07/01/2038	250	262,027
5.00%, 07/01/2039	255	266,562
5.00%, 07/01/2040	250	260,654
Series 2021-B 4.00%, 07/01/2041	3,010	2,981,364
5.00%, 07/01/2034	2,000	2,154,311
5.00%, 07/01/2038	1,500	1,584,694
Series 2023 5.00%, 07/01/2043	1,185	1,248,938
5.00%, 07/01/2053	21,000	21,296,297
Series 2025 5.00%, 07/01/2034	2,500	2,783,069
5.00%, 07/01/2035	2,500	2,786,131
5.25%, 07/01/2037	2,555	2,901,369
5.25%, 07/01/2038	2,875	3,247,188
5.25%, 07/01/2050	10,000	10,486,030
5.50%, 07/01/2055	1,000	1,061,935

20 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales Tax) Series 2026-A 5.00%, 04/01/2044	$1,000	$1,121,349
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,003,103
5.00%, 08/01/2035	1,000	1,002,830
Series 2016-C 5.00%, 08/01/2032	1,000	1,003,256
5.00%, 08/01/2035	1,000	1,002,830
San Francisco Intl Airport (San Francisco Intl Airport) Series 2021-A 5.00%, 05/01/2035	1,500	1,604,109
Series 2022-A 5.00%, 05/01/2031	5,000	5,455,834
Series 2022-C 3.283%, 05/01/2036	3,000	2,610,475
Series 2023-E 5.00%, 05/01/2028	1,000	1,040,218
5.00%, 05/01/2030	5,280	5,685,050
5.50%, 05/01/2041	5,350	5,917,348
Series 2024 5.00%, 05/01/2037	5,265	5,756,747
5.25%, 05/01/2042	10,185	11,125,461
Series 2025-D 5.00%, 05/01/2031	2,000	2,182,333
5.50%, 05/01/2055	5,500	5,831,468
Series 2025-E 5.25%, 05/01/2055	12,475	12,964,559
Series 2026-A 5.25%, 05/01/2045(j)	1,520	1,648,909
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	3,405	3,771,283
San Mateo Union High School District (San Mateo Union High School District) Series 2026 5.00%, 09/01/2029(j)	1,125	1,222,348
5.00%, 09/01/2031(j)	1,345	1,521,041
5.00%, 09/01/2032(j)	1,125	1,293,421

ABFunds.com	AB Municipal Income Fund 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2033(j)	$1,250	$1,455,173
5.00%, 09/01/2034(j)	1,800	2,116,106
Santa Barbara Secondary High School District (Santa Barbara Secondary High School District) Series 2011-A Zero Coupon, 08/01/2036	15,395	10,004,584
Sierra Joint Community College District School Facilities District No. 2 (Sierra Joint Community College District School Facilities District No. 2) NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,595,093
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2026	3,990	4,016,918
5.00%, 09/01/2027	2,160	2,235,090
5.00%, 09/01/2033	1,150	1,338,957
5.00%, 09/01/2034	1,010	1,187,531
5.00%, 09/01/2035	1,110	1,315,795
5.00%, 09/01/2036	1,015	1,194,923
5.00%, 09/01/2037	1,110	1,297,480
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,600	3,764,626
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	6,280	6,703,842
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	2,160	2,387,711
5.00%, 07/01/2041	4,925	5,328,938
5.00%, 07/01/2048	4,275	4,409,981
5.25%, 07/01/2053	8,985	9,361,107
Series 2024 5.00%, 07/01/2042	1,000	1,084,811
5.00%, 07/01/2044	1,000	1,069,153
State of California (State of California) Series 2004 5.30%, 04/01/2029	5	5,011
Series 2009 7.30%, 10/01/2039	1,205	1,378,257
7.55%, 04/01/2039	1,000	1,190,258

22 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023 5.25%, 10/01/2050	$5,000	$5,352,881
5.25%, 09/01/2053	5,000	5,331,497
6.00%, 03/01/2033	8,000	8,592,911
Series 2024 5.15%, 09/01/2034	2,000	2,054,449
Series 2026 4.125%, 10/01/2051	1,000	989,543
Stockton Redevelopment Agency Successor Agency (Stockton Redevelopment Agency Successor Agency) AG Series 2016-A 5.00%, 09/01/2033	2,800	2,815,380
5.00%, 09/01/2034	1,000	1,005,171
Successor Agency to the Redev of San Francisco - Mission Bay North (Successor Agency to the Redev of San Francisco - Mission Bay North) Series 2016-A 5.00%, 08/01/2032	1,025	1,028,337
5.00%, 08/01/2034	1,105	1,108,279
5.00%, 08/01/2035	595	596,684
5.00%, 08/01/2036	775	777,063
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	10,000	1,617,696
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2037	1,000	1,056,322
5.00%, 06/01/2048	8,795	8,789,229
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2040	1,000	1,020,532
5.00%, 10/01/2045	2,000	2,020,464
5.00%, 10/01/2049	2,200	2,209,362
University of California (University of California) Series 2023-B 4.693%, 05/15/2033	5,600	5,633,081
Series 2025-C 5.25%, 05/15/2040	1,180	1,431,200
5.50%, 05/15/2040	4,500	5,302,389
Series 2026-C 5.25%, 11/15/2041	2,070	2,386,593

ABFunds.com	AB Municipal Income Fund 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Upland Unified School District (Upland Unified School District) Series 2011-C Zero Coupon, 08/01/2035	$1,020	$756,195
Washington Township Health Care District (Washington Township Health Care District) Series 2017-B 5.00%, 07/01/2032	2,000	2,019,426
5.00%, 07/01/2033	1,500	1,513,407
Series 2023-B 5.25%, 08/01/2048	1,750	1,899,629
AG Series 2023-B 4.25%, 08/01/2045	1,225	1,204,188
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,000,000

		1,271,651,412

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(c)	1,385	1,462,115

Georgia – 0.0%
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	100	102,280

Guam – 1.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.375%, 10/01/2040	250	266,207
5.375%, 10/01/2043	1,050	1,100,002
Series 2024-A 5.25%, 10/01/2035	535	581,873
5.25%, 10/01/2036	200	216,796
5.25%, 10/01/2038	1,050	1,127,720
5.25%, 10/01/2039	1,055	1,127,635
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,028,302

24 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	$2,940	$2,979,493
5.00%, 10/01/2037	1,300	1,316,061
Series 2022-A 5.00%, 10/01/2044	3,365	3,481,403
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,823,329
5.00%, 12/01/2030	415	416,902
5.00%, 12/01/2032	455	456,768
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	190	198,168
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,904,201

		21,024,860

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e)(f)	47	5

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,494	2,781,450
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,818	1,676,471
Series 2022-ML13, Class XCA 0.960%, 07/25/2036(d)	5,091	217,058

		4,674,979

Puerto Rico – 1.2%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,238	901,822
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(c)	2,490	2,600,780

ABFunds.com	AB Municipal Income Fund 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2035(c)	$1,945	$2,017,127
Series 2021-C 3.75%, 07/01/2027(c)	1,000	979,887
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,000	1,022,113
NATL Series 2007-V 5.25%, 07/01/2032	1,000	1,010,163
5.25%, 07/01/2034	1,000	1,003,448
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	172	171,697
6.625%, 01/01/2028	1,313	1,307,415
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,133,273
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	980	975,792
4.55%, 07/01/2040	90	90,174
5.00%, 07/01/2058	2,900	2,860,064

		16,073,755

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,010	1,006,980

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2049(c)	100	94,270

Wisconsin – 0.6%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(g)	2,000	1,829,233

26 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	$5,505	$6,125,611

		7,954,844

Total Long-Term Municipal Bonds (cost $1,343,573,751)		1,324,045,500

Short-Term Municipal Notes – 0.7%
California – 0.7%
County of Los Angeles CA (County of Los Angeles CA) Series 2025-A 5.00%, 06/30/2026	4,500	4,508,123
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.02%, 10/01/2047(c)(k)	5,000	5,000,000

Total Short-Term Municipal Notes (cost $9,507,695)		9,508,123

Total Municipal Obligations (cost $1,353,081,446)		1,333,553,623

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
California Municipal Finance Authority Series 2026-1, Class A2 4.05%, 07/20/2041 (cost $959,785)	998	930,794

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(e)(h)(i) (cost $518,457)	28,882	84,047

ABFunds.com	AB Municipal Income Fund 27

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(l)(m)(n) (cost $8,890,425)	8,890,425	$8,890,425

Total Investments – 99.3% (cost $1,363,450,113)		1,343,458,889
Other assets less liabilities – 0.7%		9,385,949

Net Assets – 100.0%		$1,352,844,838

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.02%	USD	18,414	$(1,707,970)	$(694,433)	$(1,013,537)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	25,000	10/15/2029	2.485%	CPI#	Maturity	$418,332	$	– 0	–	$418,332

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(141,217)	$	– 0	–	$(141,217)
USD	11,500	10/15/2030	1 Day SOFR	4.092%	Annual	132,216		– 0	–	132,216
USD	9,700	10/15/2030	1 Day SOFR	4.082%	Annual	104,195		– 0	–	104,195
USD	12,180	03/25/2033	1 Day SOFR	3.774%	Annual	(110,829)		– 0	–	(110,829)
USD	23,500	09/25/2035	3.587%	1 Day SOFR	Annual	837,965		– 0	–	837,965

						$822,330	$	– 0	–	$822,330

28 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank NA	USD	12,620	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$675,325	$	– 0	–	$675,325

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $232,440,797 or 17.2% of net assets.

(d)	IO – Interest Only.

(e)	Non-income producing security.

(f)	Defaulted.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.35% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	04/22/2016	$2,331,722	$1,237,094	0.09%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	04/22/2016 - 10/25/2017	2,917,233	1,548,362	0.12%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	2,000,000	1,829,233	0.14%

(h)	Fair valued by the Adviser.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	When-Issued or delayed delivery security.

(k)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(l)	The rate shown represents the 7-day yield as of period end.

(m)	Affiliated investments.

(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

ABFunds.com	AB Municipal Income Fund 29

PORTFOLIO OF INVESTMENTS (continued)

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.0%, respectively.

Glossary:

AD – Assessment District

AG – Assured Guaranty Inc.

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

DOT – Department of Transportation

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

30 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

May 31, 2026

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 112.9%
Long-Term Municipal Bonds – 112.9%
Alabama – 6.0%
Black Belt Energy Gas District (BP PLC) Series 2025-2 5.00%, 03/01/2055(a)(b)	$10,000	$10,658,784
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	10,370	11,136,165
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	7,000	7,478,010
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,510	1,532,670
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-2 5.43%, 06/01/2049(a)(b)	10,000	10,178,286
Series 2024 5.50%, 10/01/2054(a)(b)	10,000	10,798,852
Series 2026-E 5.00%, 07/01/2033	10,000	10,539,079
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 0.057%, 02/01/2053(a)(b)	10,000	10,289,838
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-2 5.00%, 05/01/2055(a)(b)	10,000	10,572,459
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a)(b)	10,000	10,782,504
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	8,000	8,305,252
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-2 5.25%, 07/01/2054(a)(b)	10,000	10,666,315

ABFunds.com	AB Municipal Income Fund 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	$2,545	$2,394,736
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-2 6.00%, 01/01/2053(a)(b)	10,000	10,310,288
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-2 5.00%, 01/01/2054(a)(b)	19,190	20,326,622
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 01/01/2054(a)(b)	20,000	21,006,504

		166,976,364

Alaska – 0.0%
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	10,000	1,141,397

American Samoa – 0.0%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-B 5.25%, 09/01/2045(a)	1,100	1,110,901

Arizona – 3.6%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	8,800	8,782,126
Arizona Industrial Development Authority (BASIS Schools Obligated Group) Series 2017-D 5.00%, 07/01/2051(a)	1,885	1,743,442
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(a)	1,000	979,803
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2051(a)	10,000	8,500,555

32 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	$4,045	$4,191,772
6.875%, 03/01/2055(a)	3,955	4,158,058
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c)(d)(e)(f)(g)	10,420	163,594
Series 2021-A 5.50%, 07/01/2031(c)(d)(e)(f)(g)	480	7,536
6.00%, 07/01/2051(c)(d)(e)(f)(g)	3,000	47,100
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	8,315	8,234,085
Series 2024-B 5.68%, 01/01/2043(a)	1,775	1,756,308
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2040	2,865	2,389,874
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)	1,000	1,000,181
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,698,519
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(c)(d)(f)	5,000	4,000,000
5.00%, 07/01/2055(c)(d)(f)	1,000	800,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(a)	3,250	3,511,156
6.875%, 11/15/2052(a)	2,000	2,118,871
7.00%, 11/15/2057(a)	1,000	1,062,827

ABFunds.com	AB Municipal Income Fund 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2036(h)	$2,750	$3,070,551
5.00%, 01/01/2038(h)	7,250	8,095,721
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018 6.00%, 07/01/2038(a)	2,000	2,045,322
Series 2018-A 6.00%, 07/01/2052(a)	4,040	4,053,027
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.50%, 07/01/2060	1,500	1,477,461
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(a)	2,000	2,051,317
6.75%, 07/01/2063(a)	2,000	2,057,722
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,280,813
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2025-C 5.25%, 01/01/2055	10,000	10,615,398
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,225	970,666

		99,863,805

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	2,700	2,905,013
Series 2024 7.375%, 07/01/2048(a)	13,000	14,086,547
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,331,834

		19,323,394

34 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California – 15.3%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$7,300	$6,810,255
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	15,000	13,633,280
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	3,000	3,080,385
ARC70 II Trust (ARC70 2021-1) Series 2021 4.00%, 12/01/2059	3,000	2,573,044
California Community Choice Financing Authority (American General Life Insurance) Series 2023-2 5.50%, 05/01/2054(a)(b)	10,000	10,443,922
Series 2025-2 5.00%, 08/01/2055(a)(b)	10,000	10,421,325
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025-2 5.00%, 10/01/2056(a)(b)	10,000	10,807,402
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025-2 5.00%, 11/01/2033(a)(b)	10,000	10,808,452
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,615,986
California Community Choice Financing Authority (Morgan Stanley) Series 2023-2 4.68%, 07/01/2053(a)(b)	10,000	10,135,954
Series 2026-2 3.90%, 04/01/2056(a)(b)	10,000	9,981,668
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025-2 5.00%, 03/01/2056(a)(b)	10,000	10,747,393
California Community Choice Financing Authority (Realty Income Corp.) Series 2026-2 5.25%, 02/01/2036(a)	10,000	10,902,633

ABFunds.com	AB Municipal Income Fund 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	$5,200	$4,357,238
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	13,500	10,973,563
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	11,070	7,645,739
4.00%, 08/01/2046(a)	3,295	2,875,396
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	5,000	3,412,541
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	32,000	1,268,006
5.50%, 02/01/2040(a)	1,000	881,028
Series 2022-A 4.50%, 08/01/2052(a)	6,000	4,550,402
California County Tobacco Securitization Agency (Gold Country Settlement Funding) Series 2020-B Zero Coupon, 06/01/2055	1,000	212,661
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-B Zero Coupon, 06/01/2055	21,320	3,548,247
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	960	925,932
California Housing Finance Agency Series 2021-3, Class X 0.770%, 08/20/2036(i)	13,235	544,105
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class X 0.825%, 03/25/2035(i)	14,931	537,760

36 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	$3,709	$3,576,663
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	13,430	7,520,800
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	8,000	8,083,790
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	960	83,026
Series 2021-A1 5.00%, 01/01/2056(a)	1,990	1,722,333
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	990	989,964
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	3,993	3,940,873
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)	615	610,301
6.875%, 01/01/2042(a)	3,415	3,361,908
Series 2014 5.00%, 01/01/2035	1,005	886,371
5.25%, 01/01/2045	2,025	1,652,325
California Municipal Finance Authority (The Steven) Series 2026 7.00%, 06/01/2044(a)	390	395,402
Series 2026-A 5.67%, 12/01/2043(a)	2,880	2,893,430
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(c)(f)	3,795	75,900

ABFunds.com	AB Municipal Income Fund 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	$8,595	$8,595,847
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	3,345	3,484,284
6.75%, 03/01/2055(a)	2,385	2,520,535
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)	200	275,832
California Public Finance Authority (Marisol HB Obligated Group) Series 2026-A 5.10%, 04/01/2066(a)	2,500	2,508,906
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(a)	3,790	3,437,660
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(a)	3,500	3,499,948
5.00%, 07/01/2051(a)	1,750	1,704,992
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,052,676
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)(d)(e)(f)(g)	1,000	532,083
California Statewide Communities Development Authority (CORE 700 Hotel Venture) Series 2026-A 6.00%, 09/02/2035(a)	620	645,673
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(a)	1,000	991,730
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	10,000	10,732,694

38 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	$10,000	$11,211,476
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025-2 5.25%, 05/15/2043(a)(b)	10,000	10,993,312
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	10,000	7,655,548
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	3,090	2,053,918
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	5,000	4,318,942
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	6,800	4,672,254
4.00%, 08/01/2047(a)	2,585	2,421,376
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	3,275	2,396,909
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	7,500	5,213,441
4.00%, 05/01/2057(a)	10,000	7,120,416
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	5,000	4,151,717
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	7,500	5,880,392

ABFunds.com	AB Municipal Income Fund 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	$5,800	$4,031,202
4.00%, 07/01/2058(a)	7,360	3,527,749
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	7,000	5,067,500
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	5,500	3,783,570
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	1,425,139
4.00%, 12/01/2056(a)	9,600	7,475,816
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	10,000	8,044,678
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	1,000	672,200
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	5,000	4,378,410
Series 2021-A2 4.00%, 07/01/2056(a)	10,000	8,296,236
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,500	1,725,742
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 0.986%, 09/25/2036(i)	11,259	615,585

40 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)	$5,100	$5,045,912
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	130,105	12,959,564
Pleasanton Unified School District (Pleasanton Unified School District) Series 2025 4.25%, 08/01/2050	10,980	10,783,866
San Francisco Intl Airport (San Francisco Intl Airport) Series 2025-2 5.00%, 05/01/2044(a)(b)	10,000	10,219,537
5.25%, 05/01/2042(a)(b)	10,000	10,923,378
Series 2026 5.00%, 05/01/2046(h)	1,000	1,084,863
Southern California Public Power Authority (Pacific Life Insurance) Series 2026 5.00%, 11/01/2033(h)	1,295	1,380,096
State of California (State of California) Series 2026 4.125%, 10/01/2051	1,000	989,543
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021
Zero Coupon, 06/01/2060	12,950	2,094,916
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,480	1,902,432
Series 2019 Zero Coupon, 06/01/2054	6,520	1,202,320
5.00%, 06/01/2039	680	714,240
University of California (University of California) Series 2025-C 5.25%, 05/15/2040	10,000	12,128,811

		427,033,269

ABFunds.com	AB Municipal Income Fund 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado – 3.2%
Aurora Crossroads Metropolitan District No. 2 (Aurora Crossroads Metropolitan District No. 2) Series 2025-A 0.00%, 12/01/2055(j)	$1,000	$937,017
6.125%, 12/01/2055	1,180	1,210,845
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	10,000	9,896,513
Broadway Station Metropolitan District No. 3 (Broadway Station Metropolitan District No. 3) Series 2019 5.00%, 12/01/2039	748	613,926
5.00%, 12/01/2049	1,750	1,171,733
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)	5,730	5,732,522
Series 2022 6.50%, 12/01/2053	1,000	1,046,650
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,139,870
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(d)	4,000	4,112,363
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	879,393
5.125%, 11/01/2049	765	729,791
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,633,348
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	2,750	2,663,462
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2022-2 5.25%, 11/01/2038(a)(b)	2,200	2,400,816
5.25%, 11/01/2039(a)(b)	2,600	2,826,313
5.25%, 11/01/2052(a)(b)	5,000	5,155,155

42 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	$1,175	$1,129,170
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(c)(d)(f)	1,750	1,256,328
Colorado State University Research Foundation (Colorado State University Research Foundation - The Prospect) Series 2025-A 5.50%, 03/01/2065(a)	2,500	2,461,094
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(c)(d)(e)(f)(g)	10,000	4,947,430
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	8,153	8,011,404
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)	2,000	1,973,976
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.75%, 12/01/2052	1,500	1,539,942
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	626	639,825
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)	1,000	1,000,465
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(d)	3,760	3,641,642
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	4,380	2,839,134

ABFunds.com	AB Municipal Income Fund 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	$3,000	$2,841,064
5.00%, 12/01/2052	1,000	867,534
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	1,500	1,556,153
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)	333	337,949
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a)(j)	1,000	745,681
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,111,950
6.75%, 12/01/2053	3,000	3,146,182
Series 2023 8.375%, 12/15/2054	1,000	999,756
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 6.00%, 10/01/2064(a)	2,000	2,074,851
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	108	94,334
AG Series 2020 5.00%, 12/01/2027	195	200,721
5.00%, 12/01/2030	270	287,725
5.00%, 12/01/2050	205	206,929
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	1,000	1,024,031
6.75%, 12/01/2052	1,000	1,018,252

		89,103,239

Connecticut – 0.2%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	1,100	1,138,190

44 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.25%, 10/01/2060	$1,295	$1,313,786
6.50%, 10/01/2055	2,125	2,204,238
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,059,144

		5,715,358

District of Columbia – 1.4%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a)(j)	1,000	656,228
0.00%, 06/01/2049(a)(j)	1,600	1,009,117
Series 2024-A 5.125%, 06/01/2034(a)	2,690	2,792,738
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(a)	1,425	1,421,711
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	140,500	11,724,528
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.00%, 10/01/2037(a)(b)	4,500	4,971,677
5.00%, 10/01/2038(a)(b)	5,500	6,020,431
Series 2025-A 5.00%, 10/01/2050	1,000	1,019,432
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2024 5.00%, 07/15/2054	10,000	10,274,979

		39,890,841

Florida – 6.4%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,308,358
4.00%, 10/01/2046	1,750	1,528,656

ABFunds.com	AB Municipal Income Fund 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Avenir Community Development District (Avenir Community Development District Assessment Area Two) Series 2021 5.125%, 05/01/2052(a)	$1,680	$1,684,089
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	2,050	2,014,147
Buckhead Trails II Community Development District (Buckhead Trails II Community Development District) Series 2026 5.50%, 05/01/2046	200	202,583
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	982,545
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,342,567
5.00%, 10/01/2032	1,000	1,046,655
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)	3,000	3,078,668
Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.75%, 06/15/2065(a)	1,710	1,720,107
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(j)	9,125	760,959
5.00%, 06/01/2049(a)	1,300	1,088,630
5.00%, 06/01/2054(a)	3,525	2,937,336
5.25%, 06/01/2039(a)	1,000	945,608
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,141,871
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	27,000	2,363,386
3.375%, 07/01/2031(a)	715	690,168
5.00%, 07/01/2056(a)	1,640	1,466,926

46 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)	$1,000	$915,616
5.00%, 06/01/2055(a)	2,000	1,691,634
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	1,250	1,274,254
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(a)	2,000	2,037,953
Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(a)	4,320	4,335,511
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	480,242
Zero Coupon, 09/01/2042	1,000	475,498
Zero Coupon, 09/01/2049	1,000	313,574
Zero Coupon, 09/01/2053	1,400	345,885
County of Lake FL (Waterman Communities) Series 2020 5.50%, 08/15/2040	3,000	3,062,957
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2025-2 5.25%, 10/01/2054(a)(b)	10,200	10,432,260
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-2 5.00%, 10/01/2034(a)(b)	4,630	5,128,137
5.00%, 10/01/2035(a)(b)	11,470	12,741,998
Series 2025-2 5.50%, 10/01/2055(a)(b)	10,000	10,506,652
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	250	169,401
Zero Coupon, 10/01/2036	410	265,649
Zero Coupon, 10/01/2037	230	140,956
Zero Coupon, 10/01/2038	315	184,149
Zero Coupon, 10/01/2039	390	216,264

ABFunds.com	AB Municipal Income Fund 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)	$1,000	$1,041,877
5.75%, 10/01/2055(a)	2,305	2,390,952
5.75%, 10/01/2065(a)	2,280	2,344,758
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	1,018,461
6.125%, 06/01/2054	1,000	999,083
6.25%, 06/01/2059	1,000	1,003,232
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	150	152,395
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)	1,000	1,007,287
5.00%, 04/01/2051(a)	1,970	1,881,757
Edgewater West Community Development District (Edgewater West Community Development District Master Infrastructure Bond Area) Series 2026 6.00%, 05/01/2041	1,505	1,505,215
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	1,000	1,063,448
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	3,900	3,675,014
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 3.00%, 07/01/2031(a)	895	869,623
4.00%, 07/01/2051(a)	1,950	1,629,459
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	5,000	5,038,358
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)	2,365	2,367,738

48 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(a)	$2,000	$2,041,595
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	1,000	1,005,283
5.25%, 06/01/2054(a)	1,050	1,030,211
5.25%, 06/01/2059(a)	2,470	2,388,076
6.50%, 06/01/2059(a)	1,200	1,138,127
Florida Higher Educational Facilities Financing Authority (Ringling College of Art & Design) Series 2019 5.00%, 03/01/2044	795	777,537
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,200	1,200,642
6.19%, 08/01/2055	1,520	1,565,925
Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(j)	7,000	7,096,690
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.125%, 06/15/2065(a)	3,685	3,727,996
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)	1,000	1,004,772
6.875%, 11/15/2064(a)	1,305	1,380,225
Governors Park South Community Development District (Governors Park South Community Development Dist Master Infrastructure Bond Area) Series 2026 6.00%, 05/01/2041	1,000	999,992
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 5.50%, 10/01/2054(a)(b)	10,000	10,586,200

ABFunds.com	AB Municipal Income Fund 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	$3,000	$2,769,001
Series 2026 4.50%, 10/01/2036(a)(h)	1,970	1,961,950
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	1,000	1,005,548
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	1,500	1,455,386
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	4,500	4,665,325
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	904,324
4.00%, 10/01/2051	1,815	1,461,186
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,725,895
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)	1,000	1,524,333
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)(d)(f)	1,905	381,000
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,371,811
5.00%, 01/01/2052	4,500	4,143,433
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)	1,900	1,492,972

50 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	$965	$970,529
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.00%, 05/01/2034(a)	985	995,504
4.20%, 05/01/2039(a)	990	989,816
4.55%, 05/01/2044(a)	990	978,605
4.80%, 05/01/2055(a)	2,475	2,353,108
Woodlands Section 9 Community Development District (Woodlands Section 9 Community Development District) Series 2026 6.00%, 05/01/2056	1,000	1,001,232

		179,104,735

Georgia – 2.9%
Assembly Community Improvement District (Assembly Community Improvement District) Series 2022-A 6.875%, 07/01/2057(a)	1,250	1,371,632
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a)(j)	10,000	9,131,045
Series 2024-A 5.50%, 04/01/2039(a)	2,500	2,568,932
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2055(a)	1,065	1,093,801
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.25%, 07/01/2043	11,475	12,341,836
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2025-B 5.50%, 07/01/2055	10,000	10,597,655

ABFunds.com	AB Municipal Income Fund 51

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	$1,000	$995,272
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-2 5.00%, 12/01/2054(a)(b)	10,000	10,531,642
Series 2024-2 5.00%, 06/01/2053(a)(b)	10,000	10,485,642
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-2 5.00%, 07/01/2053(a)(b)	10,000	10,558,235
Series 2024-2 5.27%, 12/01/2053(a)(b)	10,000	10,292,809
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2039	605	616,941

		80,585,442

Guam – 0.3%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2055	2,790	2,904,187
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,277,350

		7,181,537

Idaho – 0.3%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	3,000	3,170,318
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	4,000	4,007,571

		7,177,889

52 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois – 4.7%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	$2,000	$2,000,015
Chicago Board of Education (Chicago Board of Education) Series 2015-C 5.25%, 12/01/2035	1,835	1,828,300
Series 2017-A 7.00%, 12/01/2046(a)	4,975	5,087,623
Series 2017-B 6.75%, 12/01/2030(a)	11,365	11,804,765
7.00%, 12/01/2042(a)	2,400	2,468,176
Series 2017-H 5.00%, 12/01/2046	1,380	1,304,145
Series 2018-A 5.00%, 12/01/2032	4,800	4,856,499
Series 2023-A 5.875%, 12/01/2047	5,000	5,088,553
6.00%, 12/01/2049	5,000	5,131,966
Series 2025 5.75%, 12/01/2050	1,025	1,032,914
Series 2025-C 5.50%, 12/01/2045	13,500	13,606,269
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2026-A 5.50%, 12/01/2056	2,315	2,436,380
City of Chicago IL (City of Chicago IL) Series 2016-C 5.00%, 01/01/2038	50	50,011
Series 2025-A 6.00%, 01/01/2050	7,000	7,361,089
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(c)(f)	7,950	5,058,366
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 7.00%, 02/15/2056	2,205	2,157,317
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	2,011,227

ABFunds.com	AB Municipal Income Fund 53

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2042(a)	$1,000	$890,267
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	1,073,949
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,691,799
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)	3,000	3,423,592
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 5.375%, 11/01/2050	1,200	1,203,318
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,350	8,733,794
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	600	618,652
Series 2024 5.67%, 11/01/2038(d)	5,820	5,811,165
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2012 Zero Coupon, 12/15/2041	24,500	12,498,254
Zero Coupon, 12/15/2050	19,675	5,879,905
AG Series 2017 Zero Coupon, 12/15/2056	4,495	1,020,439
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	5,357	5,775,849
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	2,000	1,968,036

54 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	$5,720	$5,720,733
Series 2016-B 7.00%, 03/01/2033	2,682	2,682,534

		132,275,901

Indiana – 1.9%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c)(f)	328	33
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(a)	3,315	3,087,618
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	1,000	1,021,183
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(c)(d)(f)	17,575	1,757
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,964,937
4.00%, 04/01/2040	2,215	2,056,242
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2045	5,780	6,242,862
5.25%, 10/01/2046	5,000	5,355,978
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	10,000	10,224,474
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2059	1,750	1,711,451
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	4,750	4,459,755

ABFunds.com	AB Municipal Income Fund 55

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)	$1,325	$1,192,143
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	2,000	2,127,755
6.00%, 03/01/2053	5,000	5,190,975
BAM Series 2023 5.25%, 03/01/2067	5,000	5,168,568
Series 2023-F 7.75%, 03/01/2067	4,075	4,461,205

		54,266,936

Iowa – 0.9%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	1,355	1,333,423
4.00%, 12/01/2041	3,400	3,022,491
4.00%, 12/01/2046	2,275	1,859,510
4.00%, 12/01/2051	4,060	3,101,405
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	4,414,332
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	33,765	4,901,584
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035(h)	5,260	5,602,573

		24,235,318

Kansas – 0.6%
Kansas City Industrial Development Authority (Kingswood Senior Living Community) 5.00%, 11/15/2046(c)(f)	1,899	19
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	1,022,508
5.00%, 03/01/2039	1,070	1,089,914
5.00%, 03/01/2044	655	659,464
5.00%, 03/01/2049	3,835	3,751,021

56 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

University of Kansas Hospital Authority (University of Kansas Health System Obligated Group) Series 2026 5.50%, 03/01/2054	$10,000	$10,715,585

		17,238,511

Kentucky – 2.5%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2038	745	726,395
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,872,367
5.50%, 11/15/2045	1,665	1,443,749
Series 2016-A 5.00%, 05/15/2046	4,500	3,837,888
5.00%, 05/15/2051	3,500	2,812,873
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,059,200
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,398,141
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(a)	5,130	5,297,657
Series 2022-B 6.75%, 11/01/2040(a)	850	876,779
Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	10,000	10,623,482
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-2 5.00%, 05/01/2055(a)(b)	10,000	10,470,321
Kentucky Public Energy Authority (Morgan Stanley) Series 2024-2 4.00%, 08/01/2052(a)(b)	10,000	10,103,967
Series 2025-2 5.25%, 06/01/2055(a)(b)	10,000	10,565,158

ABFunds.com	AB Municipal Income Fund 57

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	$370	$382,759

		70,470,736

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,643,364
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2045(a)	1,000	1,041,991
6.15%, 06/15/2055(a)	2,150	2,201,046
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	5,260	5,145,446
5.75%, 09/01/2064	5,500	5,689,790
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	1,055	1,142,977

		22,864,614

Maryland – 2.1%
City of Westminster MD (Lutheran Village at Miller’s Grant) Series 2014-A 6.00%, 07/01/2034	1,265	1,265,933
6.125%, 07/01/2039	950	950,516
6.25%, 07/01/2044	2,600	2,601,207
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) AG Series 2026 4.75%, 07/01/2065	1,720	1,687,289
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2027	430	433,788
5.00%, 01/01/2028	300	307,349
5.00%, 01/01/2029	290	301,088
5.00%, 01/01/2030	285	299,079
5.00%, 01/01/2036	1,790	1,862,297

58 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 0.05%, 05/01/2050(a)(b)	$45,000	$48,019,431

		57,727,977

Massachusetts – 1.8%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-A 5.00%, 04/01/2055	10,000	10,359,312
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.25%, 07/01/2055	10,000	10,628,423
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.50%, 07/15/2060(a)	3,745	3,818,273
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2040(h)	1,800	1,945,661
5.00%, 12/01/2044(h)	1,890	1,990,019
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2037(a)	1,000	1,008,368
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2026 5.50%, 10/01/2043	1,850	2,018,218
Massachusetts Port Authority (Massachusetts Port Authority) Series 2025-2 5.00%, 07/01/2036(a)(b)	4,500	4,689,478
5.00%, 07/01/2037(a)(b)	4,000	4,159,341
5.00%, 07/01/2038(a)(b)	8,100	8,405,040

		49,022,133

Michigan – 0.5%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(c)(f)	1,558	1,748,938
Series 2014-B 4.00%, 04/01/2044(j)	6,923	5,608,426

ABFunds.com	AB Municipal Income Fund 59

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	$50	$49,914
4.00%, 02/01/2032	285	279,282
4.00%, 02/01/2042	1,115	969,234
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	18,000	1,849,752
Michigan Finance Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 12/01/2045	45	45,000
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	2,883,500

		13,434,046

Minnesota – 2.3%
City of Apple Valley MN (PHS Apple Valley Senior Housing) Series 2021 4.00%, 09/01/2061	870	672,346
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	2,570	2,578,675
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(j)	5,000	5,219,095
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	5,000	5,035,747
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	5,000	5,101,334
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)	3,060	3,202,329

60 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.875%, 11/01/2065	$1,750	$1,776,639
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	7,500	7,487,985
Dakota County Community Development Agency (Valley Station Apartments Project) Series 2026 5.68%, 05/01/2043	3,785	3,812,336
7.25%, 05/01/2030	1,655	1,648,446
7.50%, 11/01/2043	270	271,177
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(d)	2,100	1,429,392
4.00%, 06/01/2051(d)	2,225	1,298,701
4.00%, 06/01/2056(d)	1,000	551,785
Minnesota Health & Education Facilities Authority (Kingspath Target Housing of Minnesota) Series 2026 5.00%, 11/15/2036(a)	370	368,061
6.25%, 11/15/2046(a)	1,075	1,070,684
6.625%, 11/15/2056(a)	2,005	2,007,436
6.625%, 11/15/2061(a)	5,690	5,664,184
8.00%, 11/15/2031(a)	185	184,132
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035(b)	12,000	12,550,770
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 4.66%, 07/01/2027	1,000	1,000,100
6.08%, 07/01/2042	1,000	1,044,685

		63,976,039

Mississippi – 0.2%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(c)(d)(f)	5,750	287,500

ABFunds.com	AB Municipal Income Fund 61

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	$1,000	$854,941
5.00%, 10/01/2031(a)	2,850	2,933,230
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	248,225
5.00%, 01/01/2035	750	784,398

		5,108,294

Missouri – 0.9%
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(a)	5,000	5,003,787
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	2,002,275
5.00%, 08/15/2046	5,585	5,423,093
5.00%, 08/15/2051	2,415	2,280,471
Series 2021-A 5.00%, 08/15/2056	4,910	4,513,147
Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.50%, 06/15/2045(a)	2,340	2,504,790
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(a)	2,000	2,007,395

		23,734,958

Montana – 0.2%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2021-A 4.00%, 10/15/2036(a)	520	381,589
Series 2025 0.00%, 10/15/2055(a)(j)	4,245	3,527,409
Montana Facility Finance Authority (Powell County Memorial Hospital Association) Series 2026 6.75%, 07/01/2058(h)	1,000	1,003,648

		4,912,646

62 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nevada – 0.5%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	$8,500	$1,377,716
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2025-A 5.25%, 06/01/2055	10,000	10,592,890
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	5,215	2,920,400
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(c)(d)(f)	1,465	15

		14,891,021

New Hampshire – 4.0%
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(k)	4,369	4,362,372
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	3,510	3,506,629
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(k)	2,851	2,929,093
Series 2025-1, Class A2 5.15%, 06/20/2041(k)	997	1,024,157
New Hampshire Business Finance Authority (ARC70 2026-1) Series 2026-1, Class A1 4.125%, 04/20/2043	4,377	4,295,976
Series 2026-1, Class A2 4.50%, 04/20/2043	999	987,906
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	5,336	5,336,638

ABFunds.com	AB Municipal Income Fund 63

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)	$2,896	$2,895,401
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	955,626
New Hampshire Business Finance Authority (Generics Municipal Bond) Series 2026 Zero Coupon, 12/15/2041	2,230	840,514
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 6.00%, 08/01/2065	1,590	1,593,297
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	748	747,868
New Hampshire Business Finance Authority (Medical Center Health System) Series 2025 5.875%, 11/01/2045	2,590	2,591,960
6.00%, 11/01/2055	6,990	6,665,857
10.00%, 05/01/2036	1,700	1,684,023
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2026-1, Class A2 4.25%, 07/20/2041	999	932,707
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)	4,397	2,539,248
Series 2026 Zero Coupon, 12/15/2034(a)	2,000	1,157,829
6.50%, 12/01/2034(a)	1,979	1,985,613
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	11,532	11,692,164
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	16,106	16,362,175

64 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-1, Class X 0.334%, 09/20/2036(i)	$10,435	$186,178
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,495	9,424,201
Series 2022-2, Class X 0.675%, 10/01/2036(i)	9,495	370,987
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.495%, 07/01/2051(i)	4,114	140,645
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.507%, 08/20/2039(i)	9,837	366,010
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025-1, Class A2 4.085%, 01/20/2041	1,484	1,438,340
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.795%, 02/20/2041	1,056	1,099,072
Series 2025-3, Class A2 4.795%, 02/20/2041	2,988	2,967,974
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	1,849	1,803,505
Series 2026-1, Class B 9.465%, 07/20/2041(a)	1,000	1,512,272
New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	2,350	2,416,061
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-B 3.75%, 07/01/2045(a)	3,215	2,601,669
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	1,511	1,510,849
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	554	554,434

ABFunds.com	AB Municipal Income Fund 65

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	$10,920	$10,956,488

		112,435,738

New Jersey – 3.2%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)	1,000	838,729
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,400	1,471,712
6.625%, 01/01/2045(a)	2,080	2,201,963
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	7,780	7,812,846
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	2,000	2,025,955
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,515,832
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	2,925	2,928,725
Series 2014-B 5.625%, 11/15/2030	4,525	4,531,736
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2009-A Zero Coupon, 12/15/2039	2,670	1,577,253
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-C 5.00%, 01/01/2033	2,250	2,536,101
5.00%, 01/01/2034	6,000	6,833,001
5.00%, 01/01/2035	2,325	2,670,151
Series 2027-A 5.00%, 01/01/2031(h)	1,000	1,075,987
5.00%, 01/01/2032(h)	1,500	1,635,420
5.00%, 01/01/2034(h)	2,000	2,221,976

66 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	$43,360	$42,079,857

		89,957,244

New York – 5.1%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	4,050	4,049,801
Build NYC Resource Corp. (Metropolitan College of New York) 5.00%, 11/01/2039	2,548	2,038,470
Series 2014 5.50%, 11/01/2044	1,039	830,864
Build NYC Resource Corp. (REN 4520 83rd Street LLC) Series 2025 5.25%, 06/15/2045	1,000	1,006,412
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2061(a)	2,000	1,901,487
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(e)(g)	7,315	523,613
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	1,355	1,108,493
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	10,000	10,375,387
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	51,990	8,063,124
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	6,690	6,695,384
7.25%, 11/15/2044(a)	1,705	1,707,555

ABFunds.com	AB Municipal Income Fund 67

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	$2,000	$2,130,843
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	6,000	6,090,702
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	5,500	5,523,259
6.00%, 06/30/2054	2,500	2,605,052
Series 2024 5.50%, 06/30/2054	11,925	12,084,227
Series 2025 6.00%, 06/30/2055	2,000	2,122,846
6.00%, 06/30/2059	5,000	5,268,359
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	17,110	17,115,735
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	4,000	4,089,412
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-A 5.50%, 11/15/2057	10,000	10,591,907
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2059	10,000	10,432,061
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	2,500	2,392,691
5.00%, 06/01/2048	3,550	3,393,544
Tuxedo Farms Local Development Corp. (Tuxedo Farms Sewer District) Series 2015 6.55%, 11/01/2047(a)	1,100	1,136,781
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	4,279,758

68 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 09/15/2042	$1,795	$1,796,820
5.25%, 09/15/2047	3,080	2,941,673
5.25%, 09/15/2053	6,635	6,128,888
Ulster County Capital Resource Corp. (Woodland Pond Obligated Group) Series 2025 5.875%, 09/15/2059(a)	1,000	1,005,622
Westchester County Local Development Corp. (QSH/Tarrytown LLC) Series 2026 6.50%, 12/01/2065(a)	1,025	1,062,122
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	1,650	1,589,549

		142,082,441

North Carolina – 0.8%
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2033(a)	710	781,650
5.00%, 04/01/2035(a)	830	907,041
5.00%, 04/01/2039(a)	1,120	1,202,925
5.00%, 04/01/2041(a)	1,290	1,374,480
5.00%, 04/01/2043(a)	1,480	1,562,396
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 5.25%, 11/01/2056	4,945	4,977,419
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2051	3,000	906,258
Zero Coupon, 01/01/2052	2,000	569,054
Zero Coupon, 01/01/2053	1,000	269,961
Raleigh Housing Authority (Union at Capital LP) Series 2026 4.95%, 02/01/2030(a)	315	311,401
5.88%, 12/01/2043(a)	6,120	6,072,864
7.70%, 12/01/2043(a)	170	167,125
Series 2026-B 6.95%, 02/01/2030(a)	2,855	2,809,489

		21,912,063

ABFunds.com	AB Municipal Income Fund 69

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.0%
North Dakota Housing Finance Agency (Prairie Ridge 4 LLLP) Series 2025 6.25%, 10/01/2040	$1,000	$1,112,413

Ohio – 1.5%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	46,605	3,105,179
5.00%, 06/01/2055	23,975	19,138,217
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2033	800	845,591
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	5	4,967
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,635	2,470,425
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	690	531,307
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c)(d)(e)(f)(g)	4,140	49,055
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,065,199
6.75%, 12/01/2052	2,050	2,113,113
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	3,700	3,027,082
Series 2023 5.00%, 12/01/2053(a)	2,000	2,040,972
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	1,000	999,445

70 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	$7,065	$5,896,330

		41,286,882

Oklahoma – 1.5%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	3,295	2,228,248
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2034(h)	4,485	5,091,979
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,233,392
5.50%, 08/15/2052	3,000	3,009,729
5.50%, 08/15/2057	11,290	11,310,172
Series 2022-A 5.50%, 08/15/2044	10,000	10,247,493
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	3,055	3,443,047
6.25%, 12/01/2040	2,000	2,207,448

		40,771,508

Oregon – 0.5%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051	10,000	2,783,632
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2025-2 5.25%, 07/01/2040(a)(b)	10,605	11,650,050
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	3,000	775,022

		15,208,704

ABFunds.com	AB Municipal Income Fund 71

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Other – 1.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(a)	$6,636	$6,734,333
ARC70 II Trust (ARC70 2023-1) Series 2023 5.00%, 04/01/2065(a)	22,112	21,372,208
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XCA 0.960%, 07/25/2036(i)	6,273	267,447
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A2 4.147%, 01/20/2041	1,998	1,844,718

		30,218,706

Pennsylvania – 1.9%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 7.00%, 06/30/2039	5,710	4,796,168
8.00%, 06/30/2034	1,360	1,384,589
Series 2024-A 6.00%, 06/30/2034	640	678,486
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(a)	2,750	2,769,093
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	7,952,508
6.00%, 06/01/2051	3,715	3,715,114
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,009,501
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	989,128

72 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	$7,210	$7,216,656
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	2,000	2,160,384
Series 2026 5.45%, 03/01/2056(a)	2,000	2,041,967
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,650	2,863,313
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2053(a)	11,900	12,162,502
7.75%, 08/01/2060(a)	2,350	2,510,046

		52,249,455

Puerto Rico – 8.3%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	345,000	10,761,964
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	21,858	15,928,553
Series 2022-A Zero Coupon, 11/01/2051	22,822	10,215,962
0.00%, 11/01/2051	19,400	6,232,250
5.069%, 11/01/2051	12,247	8,603,468
Series 2022-C Zero Coupon, 11/01/2043	22,422	15,471,417
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	2,841	2,784,543
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2047(a)	5,500	5,515,918

ABFunds.com	AB Municipal Income Fund 73

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2021-B 5.00%, 07/01/2028(a)	$2,550	$2,609,601
5.00%, 07/01/2033(a)	2,835	2,974,088
5.00%, 07/01/2037(a)	2,530	2,633,002
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(c)(f)	7,425	5,457,375
5.00%, 07/01/2037(c)(f)	10,045	7,383,075
AG Series 2007-V 5.25%, 07/01/2031	14,090	14,401,572
NATL Series 2007-V 5.25%, 07/01/2029	245	247,768
Series 2008-W 5.00%, 07/01/2028(c)(f)	7,285	5,354,475
Series 2008WW 5.375%, 07/01/2024(c)(l)	3,700	2,719,500
Series 2010-A 5.25%, 07/01/2029(c)(f)	2,370	1,741,950
5.25%, 07/01/2030(c)(f)	390	286,650
Series 2010-C 5.00%, 07/01/2024(c)(l)	1,530	1,124,550
5.25%, 07/01/2027(c)(f)	2,550	1,874,250
5.25%, 07/01/2028(c)(f)	5,255	3,862,425
Series 2010DDD 5.00%, 07/01/2020(c)(l)	1,660	1,220,100
5.00%, 07/01/2021(c)(l)	920	676,200
5.00%, 07/01/2022(c)(l)	610	448,350
Series 2010-X 5.25%, 07/01/2027(c)(f)	3,725	2,737,875
5.25%, 07/01/2040(c)(f)	10,035	7,375,725
5.75%, 07/01/2036(c)(f)	2,280	1,675,800
Series 2010ZZ 5.25%, 07/01/2018(c)(l)	2,500	1,837,500
5.25%, 07/01/2019(c)(l)	1,715	1,260,525
5.25%, 07/01/2022(c)(l)	1,565	1,150,275
5.25%, 07/01/2024(c)(l)	1,570	1,153,950
5.25%, 07/01/2025(c)(l)	440	323,400
Series 2012-A 5.00%, 07/01/2029(c)(f)	3,345	2,458,575
5.00%, 07/01/2042(c)(f)	1,000	735,000
5.05%, 07/01/2042(c)(f)	2,000	1,470,000
Series 2013-A 7.00%, 07/01/2033(c)(f)	2,200	1,628,000
7.00%, 07/01/2040(c)(f)	575	425,500

74 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	$1,346	$1,341,872
6.625%, 01/01/2028	10,263	10,217,863
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	2,000	2,266,545
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	274	264,813
Zero Coupon, 07/01/2029	1,519	1,376,750
Zero Coupon, 07/01/2046	57,388	20,843,092
Zero Coupon, 07/01/2051	52,975	14,156,928
Series 2019-A 4.329%, 07/01/2040	6,565	6,542,302
4.55%, 07/01/2040	2,637	2,642,108
5.00%, 07/01/2058	19,183	18,918,831

		233,332,235

South Carolina – 1.5%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	355	354,955
5.41%, 11/01/2039	7,515	7,396,715
6.28%, 11/01/2039	330	325,059
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	5,000	4,550,855
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028(d)(e)(g)(m)	2,476	2,476,393
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	6,205	6,371,320
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	185	181,806

ABFunds.com	AB Municipal Income Fund 75

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-A 6.50%, 02/01/2056(a)	$5,305	$5,239,182
Series 2023-B 7.50%, 08/01/2047(a)	2,200	2,135,649
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)(d)(f)	3,115	342,650
6.50%, 06/01/2051(c)(d)(f)	3,175	349,250
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(j)	6,135	4,749,355
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.75%, 12/01/2060	4,955	4,963,430
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2022 3.00%, 12/01/2043	1,606	1,296,648

		40,733,267

South Dakota – 0.2%
County of Lincoln SD (Augustana University Association/SD) Series 2021 4.00%, 08/01/2041	1,000	907,026
4.00%, 08/01/2051	3,620	2,916,516
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,551,669

		5,375,211

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	19,305	18,987,716
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(d)	2,350	2,309,964
9.5%, 11/01/2052(d)	6,860	6,450,051

76 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(c)(d)(f)	$100	$10
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c)(d)(e)(f)(g)	3,544	42,000
Shelby County Health Educational & Housing Facilities Board (Village at Germantown) Series 2014 5.25%, 12/01/2044	1,075	1,052,276
5.25%, 12/01/2049	3,250	2,948,062
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	5,685	4,600,068

		36,390,147

Texas – 8.6%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.75%, 06/15/2055(a)	1,200	1,214,760
5.875%, 06/15/2065(a)	1,200	1,214,091
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	1,100	1,091,865
6.375%, 06/01/2062(a)	3,500	3,473,667
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	6,205	4,659,657
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	1,500	1,493,460
5.00%, 12/01/2045	1,000	946,096

ABFunds.com	AB Municipal Income Fund 77

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2025-B 5.00%, 08/15/2051	$10,000	$10,491,794
Brazoria County Industrial Development Corp. (AM Winddownco LLC) 10.00%, 06/01/2042(c)(d)(e)(f)(g)	7,968	797
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043(c)(d)(e)(f)(g)	937	94
Carrollton-Farmers Branch Independent School District (Carrollton-Farmers Branch Independent School District) Series 2025 5.25%, 02/15/2055	10,000	10,542,018
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	69,315	4,861,158
6.00%, 12/01/2062	8,080	7,626,698
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	3,460	3,105,777
6.25%, 12/01/2054(a)	1,400	1,192,583
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	10,540	10,551,532
Series 2024-B 5.50%, 07/15/2038	3,520	3,758,803
Series 2026 5.50%, 07/15/2036	7,260	7,826,018
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	2,960	3,126,649
AG Series 2026-C Zero Coupon, 09/01/2049	5,000	1,562,996
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049	10,000	10,624,242

78 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(a)	$1,000	$966,045
6.25%, 06/15/2053(a)	2,000	1,943,386
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,077,709
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2032(a)	2,000	2,000,135
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2036	10,000	10,941,959
El Paso County Hospital District (El Paso County Hospital District) Series 2017 5.00%, 08/15/2033	3,940	3,990,450
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2054	1,585	337,885
Series 2022-B Zero Coupon, 12/01/2043	2,965	1,210,005
Zero Coupon, 12/01/2046	1,000	330,756
Zero Coupon, 12/01/2055	5,000	912,445
Zero Coupon, 12/01/2056	3,325	573,731
Mansfield Independent School District (Mansfield Independent School District) Series 2025 5.25%, 02/15/2055	10,000	10,578,953
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	8,650	8,666,746
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	1,000	992,697
New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group) Series 2025 5.375%, 01/01/2055	2,000	2,020,823

ABFunds.com	AB Municipal Income Fund 79

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/31/2030(c)(f)	$67	$6,671
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(c)(f)(j)	9,878	4,841,538
7.50%, 11/15/2036(c)(f)	2,265	2,265,000
7.50%, 11/15/2037(c)(f)	365	365,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(d)	7,180	7,180,140
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	3,000	2,639,841
Series 2025 6.75%, 07/01/2044	2,190	2,316,924
7.125%, 07/01/2056	1,000	1,046,869
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,428,384
Series 2022 4.00%, 01/01/2047	1,300	1,007,171
4.25%, 01/01/2057	5,000	3,641,012
New Hope Cultural Education Facilities Finance Corp. (New Hope Cultural Education Facilities Finance) 0.00%, 12/31/2030(c)(f)	12	1,184
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	5,170,183
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	3,000	3,122,096
6.50%, 07/01/2056(a)	4,165	4,281,219
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	1,605	1,504,249

80 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	$1,275	$979,301
4.00%, 08/15/2056	1,380	1,015,340
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	4,500	4,108,425
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	2,315	2,253,723
5.25%, 01/01/2054(a)	2,000	1,821,744
10.00%, 07/01/2026(a)	2,000	2,000,143
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	12,026	10,481,140
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c)(e)(f)(g)	920	– 0	–
5.00%, 11/15/2045(c)(e)(f)(g)	2,115	– 0	–
5.25%, 11/15/2047(c)(e)(f)(g)	678	– 0	–
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-2 5.50%, 01/01/2054(a)(b)	10,895	11,509,712
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2025-2 5.00%, 01/01/2055(a)(b)	10,000	10,691,658
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058	8,000	8,270,893
Texas State University System (Texas State University System) Series 2026-C 5.00%, 03/15/2029(h)	2,620	2,733,601
5.00%, 03/15/2030(h)	2,420	2,564,660
5.00%, 03/15/2031(h)	1,010	1,086,376

ABFunds.com	AB Municipal Income Fund 81

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 03/15/2032(h)	$1,500	$1,634,267
5.00%, 03/15/2035(h)	1,250	1,393,107
5.00%, 03/15/2036(h)	1,200	1,342,566

		240,612,617

Utah – 1.2%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)	2,200	2,242,364
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.50%, 12/01/2055(a)	1,200	1,232,174
Downtown Daybreak Public Infrastructure District No. 1 (Downtown Daybreak Public Infrastructure District No. 1) Series 2026 5.625%, 03/01/2046(a)	1,750	1,785,455
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	3,000	3,004,943
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)	2,000	1,974,776
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.20%, 06/01/2054(a)	1,000	990,977
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.50%, 06/01/2055(a)	2,225	2,251,013
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)	1,000	1,005,076
Series 2024-2 6.00%, 06/15/2054(a)	1,000	1,030,733

82 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	$3,000	$2,516,619
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	2,200	2,238,133
Series 2025-A 0.00%, 03/01/2055(j)	1,250	1,036,296
5.875%, 03/01/2045	1,000	1,049,063
6.125%, 03/01/2055	1,820	1,896,746
Utah City West Public Infrastructure District No. 1 (Utah City West Public Infrastructure District No. 1 Assessment Area No. 1) Series 2026 5.875%, 12/01/2055(a)	1,805	1,838,761
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a)(j)	3,155	2,785,221
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	1,000	1,024,181
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	2,000	1,683,068
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,900	1,973,221

		33,558,820

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(a)	1,500	1,363,705

ABFunds.com	AB Municipal Income Fund 83

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia – 1.9%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	$6,410	$6,307,887
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,700	1,719,759
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)	1,215	1,196,994
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	28,805	24,169,849
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	6,700	5,809,496
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	4,000	3,067,066
Series 2015-A 5.00%, 07/01/2035(a)	1,200	1,028,993
5.00%, 07/01/2045(a)	3,110	2,384,643
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	4,465	4,339,096
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.069% (SOFR + 5.50%), 06/01/2029(c)(d)(f)(k)	8,500	1,955,000
8.50%, 06/01/2042(c)(d)(f)	10,000	2,300,000

		54,278,783

Washington – 1.5%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	1,000	1,088,628

84 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 6.625%, 12/01/2045	$1,000	$1,014,195
7.00%, 12/01/2060	5,665	5,739,930
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	3,970	4,057,556
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(a)	440	407,687
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,894,840
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(a)	2,200	2,208,497
5.00%, 01/01/2046(a)	4,425	4,311,408
Series 2019-A 5.00%, 01/01/2049(a)	1,000	942,702
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,000	4,730,492
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(a)	2,710	2,886,507
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	9,244	8,897,405
Series 2021-1, Class X 0.726%, 12/20/2035(i)	7,286	256,242
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.451%, 04/20/2037(i)	19,465	1,779,082
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050	1,283	1,252,036

		42,467,207

ABFunds.com	AB Municipal Income Fund 85

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	$1,000	$814,028
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(a)	365	381,005
6.00%, 06/01/2053(a)	875	920,267
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2021-A 4.125%, 06/01/2043(a)	2,040	1,916,791
Series 2023 0.00%, 06/01/2053(a)(j)	5,070	1,151,154
7.00%, 06/01/2043(a)	430	457,743
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)(d)(f)	8,000	4,800,000

		10,440,988

Wisconsin – 8.2%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(c)(e)(g)(l)	3,409	– 0	–
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	6,175	5,740,113
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2031(h)	4,550	4,927,590
5.00%, 05/01/2032(h)	4,325	4,746,893
5.00%, 05/01/2034(h)	1,300	1,456,534
Wisconsin Center District (Wisconsin Center District) AG Series 2020-D Zero Coupon, 12/15/2050	44,075	13,523,493
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	2,000	1,962,991

86 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Benevolent Cedar Community Obligated Group) Series 2026 5.50%, 06/01/2061	$1,060	$1,070,193
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,000	1,026,884
5.875%, 07/01/2055	2,320	2,330,769
Series 2025 6.625%, 07/01/2060	2,000	2,101,933
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	2,045,416
4.00%, 01/01/2057	1,000	781,033
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	1,605	1,457,408
Series 2022-A 3.875%, 12/01/2039(a)	7,370	6,668,124
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(a)	750	698,852
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,000	1,080,867
7.25%, 01/01/2061(a)	2,710	2,874,974
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	5,000	2,339,016
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	8,243,607
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(d)	27,000	24,694,651

ABFunds.com	AB Municipal Income Fund 87

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.75%, 02/01/2052(a)	$8,500	$8,650,023
6.00%, 02/01/2062(a)	7,850	8,038,891
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(a)	3,825	1,970,061
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(c)(d)(f)	5,500	4,344,701
8.125%, 07/01/2058(c)(d)(f)	5,500	4,332,568
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(a)	1,000	1,000,581
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	6,975	6,354,275
6.625%, 02/01/2046(a)	4,750	3,994,503
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 4.75%, 07/01/2045(a)	1,800	1,691,215
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	914,465
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	13,360	4,197,520
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	3,404	2,469,309
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)	1,000	1,022,564
7.25%, 12/01/2042(a)	2,370	2,473,401
7.50%, 12/01/2052(a)	2,060	2,154,677

88 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	$6,640	$5,110,900
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	1,754	1,043,767
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	1,022	801,844
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(a)	40	43,054
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	4,475	4,639,244
5.75%, 07/01/2054	1,000	1,033,792
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	3,000	3,317,318
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	6,000	6,667,678
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	16,500	12,162,031
Series 2022 4.00%, 06/01/2049(a)	3,955	3,094,683
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(a)	1,725	1,725,816
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	762	761,937
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	2,000	2,041,597

ABFunds.com	AB Municipal Income Fund 89

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	$10,000	$10,387,760
6.50%, 06/30/2060	2,140	2,381,255
6.50%, 12/31/2065	4,000	4,438,585
Series 2025-2 5.75%, 12/31/2065(a)(b)	10,000	10,361,877
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	1,200	1,089,876
5.40%, 06/15/2065	1,605	1,494,530
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2039(a)	5,095	5,177,461
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(a)	2,500	2,277,238
4.00%, 12/01/2051(a)	1,500	1,215,970
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	5,040	4,943,604
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	1,150	981,239

		230,573,151

Total Long-Term Municipal Bonds (cost $3,389,269,050)		3,154,728,586

Short-Term Municipal Notes – 0.0%
Pennsylvania – 0.0%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2026(a)	185	184,968

Wisconsin – 0.0%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(c)(d)(e)(g)(l)	7,500	– 0	–

90 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023 15.00%, 04/30/2023(c)(d)(e)(g)(l)	$1,815	$18

		18

Total Short-Term Municipal Notes (cost $9,500,000)		184,986

Total Municipal Obligations (cost $3,398,769,050)		3,154,913,572

CORPORATES - NON-INVESTMENT GRADE – 0.5%
Industrial – 0.5%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	6,458,028

Consumer Cyclical-Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051	9,775	7,834,260

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(c)(e)(g)(l)	4,179	49,910

Total Corporates - Non-Investment Grade (cost $18,700,296)		14,342,198

CORPORATES - INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(n) (cost $6,136,223)	6,300	6,493,851

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
California Municipal Finance Authority Series 2026-1, Class A2 4.05%, 07/20/2041 (cost $959,786)	998	930,794

ABFunds.com	AB Municipal Income Fund 91

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(c)(e)(g) (cost $4,015,812)	225,721	$656,848

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(c)(e)(g)(o) (cost $0)	125,703	188,555

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46% (p)(q)(r) (cost $2,918,427)	2,918,427	2,918,427

Total Investments – 113.8% (cost $3,431,499,594)		3,180,444,245
Other assets less liabilities – (13.8%)		(385,295,487)

Net Assets – 100.0%		$2,795,148,758

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.02%	USD 169,914	$(15,760,153)	$(6,407,830)	$(9,352,323)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	75,300	10/15/2029	2.485%	CPI#	Maturity	$1,260,015	$	– 0	–	$1,260,015

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

92 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	$(258,493)	$	– 0	–	$(258,493)
USD	54,500	03/12/2032	1 Day SOFR	3.772%	Annual	(347,553)		– 0	–	(347,553)
USD	36,600	01/03/2033	1 Day SOFR	3.695%	Annual	(481,901)		– 0	–	(481,901)
USD	112,000	03/25/2033	1 Day SOFR	3.743%	Annual	(1,229,270)		– 0	–	(1,229,270)
USD	37,200	02/26/2036	3.536%	1 Day SOFR	Annual	1,516,381		– 0	–	1,516,381
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(2,314,236)		– 0	–	(2,314,236)

						$(3,115,072)	$	– 0	–	$(3,115,072)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	15,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	$860,289	$	– 0	–	$860,289
Bank of America NA	USD	10,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	518,946		– 0	–	518,946
Bank of America NA	USD	20,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(239,958)		– 0	–	(239,958)
Bank of America NA	USD	20,000	04/14/2027	MMD 10 Year^	3.320%	Maturity	10,887		– 0	–	10,887
Citibank NA	USD	21,490	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,149,978		– 0	–	1,149,978
JPMorgan Chase Bank NA	USD	8,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	539,958		– 0	–	539,958
JPMorgan Chase Bank NA	USD	20,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	(113,850)		– 0	–	(113,850)
JPMorgan Chase Bank NA	USD	20,000	01/13/2027	MMD 5 Year^	2.520%	Maturity	(300,881)		– 0	–	(300,881)
JPMorgan Chase Bank NA	USD	28,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	(340,049)		– 0	–	(340,049)
JPMorgan Chase Bank NA	USD	28,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	(429,700)		– 0	–	(429,700)
JPMorgan Chase Bank NA	USD	28,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	(480,776)		– 0	–	(480,776)
JPMorgan Chase Bank NA	USD	10,000	04/22/2027	MMD 5 Year^	2.850%	Maturity	(26,992)		– 0	–	(26,992)
Morgan Stanley Bank NA	USD	10,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	150,179		– 0	–	150,179
Royal Bank of Canada	USD	20,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	(138,053)		– 0	–	(138,053)
Royal Bank of Canada	USD	20,000	03/29/2027	MMD 10 Year^	3.600%	Maturity	576,395		– 0	–	576,395

							$1,736,373	$	– 0	–	$1,736,373

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $1,403,088,611 or 50.2% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

ABFunds.com	AB Municipal Income Fund 93

PORTFOLIO OF INVESTMENTS (continued)

(c)	Non-income producing security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 3.24% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 06/10/2022	$10,523,863	$163,594	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	06/04/2021 - 07/21/2022	458,952	7,536	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021	2,948,748	47,100	0.00%
Brazoria County Industrial Development Corp. (AM Winddownco LLC) 10.00%, 06/01/2042	06/08/2022	7,808,977	797	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043	06/05/2023	937,369	94	0.00%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	929,889	532,083	0.02%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	4,000,000	4,112,363	0.15%
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045	11/20/2015	1,751,086	1,256,328	0.04%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018 - 10/05/2020	2,765,543	49,055	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	9,860,216	4,947,430	0.18%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	07/14/2021 - 04/27/2023	1,917,941	1,429,392	0.05%

94 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021 - 04/17/2023	$1,917,278	$1,298,701	0.05%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	1,015,100	551,785	0.02%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	5,820,000	5,811,165	0.21%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019 - 02/09/2022	16,910,385	1,757	0.00%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	5,088,250	4,000,000	0.14%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	980,723	800,000	0.03%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	2,350,000	2,309,964	0.08%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.5%, 11/01/2052	11/25/2022 - 06/13/2025	6,853,550	6,450,051	0.23%
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028	03/26/2025 - 12/18/2025	2,476,393	2,476,393	0.09%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	10	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,520,266	42,000	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	5,688,897	287,500	0.01%

ABFunds.com	AB Municipal Income Fund 95

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023 - 07/30/2024	$7,179,932	$7,180,140	0.26%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	381,000	0.01%
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021 - 03/30/2021	3,817,504	3,641,642	0.13%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 - 07/20/2022	3,043,149	342,650	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	2,823,606	349,250	0.01%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,464,723	15	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.069%, 06/01/2029	06/08/2022	8,500,000	1,955,000	0.07%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	10,000,000	2,300,000	0.08%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	8,000,000	4,800,000	0.17%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	24,694,651	0.88%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	5,500,000	4,344,701	0.16%

96 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	$5,500,000	$4,332,568		0.15%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	18		0.00%

(e)	Fair valued by the Adviser.

(f)	Defaulted.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	When-Issued or delayed delivery security.

(i)	IO – Interest Only.

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.

(l)	Defaulted matured security.

(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2026.

(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(o)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC	11/28/2025 - 12/16/2025	$	– 0	–	$188,555	0.01%

(p)	The rate shown represents the 7-day yield as of period end.

(q)	Affiliated investments.

(r)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.3% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

MMD – Municipal Market Data

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 97

PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

May 31, 2026

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 98.3%
Alabama – 4.4%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2039	$1,250	$1,412,956
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033	2,330	2,498,822
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	4,000	4,263,514
Series 2025-E 5.00%, 12/01/2055	2,375	2,536,224
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	2,000	2,147,766
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	2,850	3,044,618
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-C 5.50%, 10/01/2054	5,000	5,399,426
Series 2023-D 4.282% (SOFR + 1.85%), 06/01/2049(b)	5,000	5,089,143
Series 2024-B 5.00%, 10/01/2055	2,420	2,553,395
Series 2025-G 5.00%, 10/01/2035	1,695	1,790,731
Series 2026-E 5.00%, 07/01/2033	1,465	1,543,975
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,770	1,856,123
Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036	2,930	3,065,469

98 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	$2,000	$2,114,492
Series 2025-D 5.00%, 12/01/2055	1,205	1,282,979
Series 2026-F 5.00%, 12/01/2035	1,305	1,385,776
County of Jefferson AL (County of Jefferson AL Sales & Use Tax Revenue) Series 2017 5.00%, 09/15/2033	1,000	1,014,883
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,038,157
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	1,000	1,059,635
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.482% (SOFR + 2.05%), 11/01/2053(b)	2,000	2,036,134
Series 2023-B 4.632% (SOFR + 2.20%), 04/01/2054(b)	3,000	3,083,118
Series 2024-B 5.25%, 07/01/2054	2,000	2,133,263
Homewood Educational Building Authority (CHF-Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	255,631
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,501,464
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,000	940,957
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	2,500	2,647,431

ABFunds.com	AB Municipal Income Fund 99

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$3,745	$3,827,250
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	4,370	4,755,564
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	2,000	2,086,844
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,032,974
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	3,260	3,490,863
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	2,022,351
Series 2022-A 4.852% (SOFR + 2.42%), 01/01/2053(b)	2,000	2,062,058
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,245	1,351,425
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	3,575	3,799,656
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,118,460
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	4,000	4,201,301

		89,444,828

Alaska – 0.0%
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	1,000	114,140

100 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	$1,490	$1,572,962

Arizona – 3.5%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	4,177	4,168,706
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	4,185	4,263,774
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c)(d)(e)(f)(g)	3,725	58,482
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	2,000	1,980,537
Series 2024-B 5.68%, 01/01/2043(a)	430	425,472
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,024,596
Series 2024 4.00%, 06/01/2049	8,000	8,123,947
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,842,608
2.742%, 07/01/2035	2,000	1,701,138
2.842%, 07/01/2036	2,000	1,680,008
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	865,393
2.521%, 07/01/2036	2,500	2,019,227
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	1,235	1,228,981

ABFunds.com	AB Municipal Income Fund 101

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	$5,000	$5,316,939
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(c)(d)(f)	1,355	1,084,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 7.00%, 11/15/2057(a)	1,000	1,062,827
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2034(h)	2,595	2,867,191
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	1,100	958,558
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,225	1,304,030
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.25%, 07/01/2050	1,000	968,346
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(a)	1,000	1,028,861
Maricopa County Special Health Care District (Maricopa County Special Health Care District) Series 2018-C 5.00%, 07/01/2035	4,000	4,147,526
5.00%, 07/01/2036	7,800	8,081,174
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	10,000	10,532,789

102 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(a)	$1,200	$1,025,558
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 4.00%, 08/01/2054	2,000	1,753,573

		70,514,241

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(a)	1,100	1,191,939
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	506,920

		1,698,859

California – 15.3%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) NATL Series 1999-1 Zero Coupon, 10/01/2031	2,000	1,688,505
Series 2022-A 0.00%, 10/01/2048(i)	4,000	2,361,041
AG Series 2024 Zero Coupon, 10/01/2053	2,000	512,080
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,865,823
Align Affordable Housing Bond Fund LP (SHI-Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	3,000	2,726,656
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	1,000	1,026,795
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	2,000	1,716,475

ABFunds.com	AB Municipal Income Fund 103

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2033	$2,000	$2,204,333
AG Series 2024-B 4.375%, 07/01/2049	5,000	4,877,857
4.50%, 07/01/2054	2,250	2,158,912
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	2,000	2,084,265
Series 2025C 5.00%, 12/01/2055	1,240	1,294,539
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,029,839
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	2,255	2,437,069
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,755	1,896,883
Series 2026 5.00%, 02/01/2031	2,000	2,122,584
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	4,300	4,564,874
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	2,745	2,900,327
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.062% (SOFR + 1.63%), 07/01/2053(b)	2,000	2,027,191
4.102% (SOFR + 1.67%), 02/01/2054(b)	2,000	2,035,169
Series 2024 5.00%, 05/01/2054	2,000	2,120,864
Series 2024-E 5.00%, 02/01/2055	1,000	1,062,466
Series 2026-A 3.882% (SOFR + 1.45%), 04/01/2056(b)	2,000	1,996,334
5.00%, 04/01/2056	1,400	1,511,417

104 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	$1,000	$1,083,231
Series 2025G 5.00%, 12/01/2035	1,000	1,096,179
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	2,500	2,626,626
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056	1,950	2,095,742
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	1,000	1,090,263
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	2,320	2,511,622
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	2,000	1,675,861
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	5,000	4,064,282
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	1,000	690,672
4.00%, 08/01/2046(a)	990	863,928
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(a)	2,000	1,516,801
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2035	1,300	1,300,681

ABFunds.com	AB Municipal Income Fund 105

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	$1,650	$1,807,037
California Housing Finance Agency Series 2021-3, Class X 0.770%, 08/20/2036(j)	2,132	87,667
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	481	490,915
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	918	911,267
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,666	4,718,053
Series 2021-2, Class X 0.825%, 03/25/2035(j)	2,333	84,025
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	927	894,166
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)	6,000	5,998,664
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	1,750	1,768,329
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,042,627
5.00%, 05/15/2036	1,215	1,262,734
5.00%, 05/15/2037	1,000	1,036,401
5.00%, 05/15/2038	2,250	2,326,438
5.00%, 05/15/2041	915	938,481
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	2,695	2,660,089

106 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2035	$4,300	$4,412,326
5.00%, 12/31/2036	3,910	4,005,079
5.00%, 12/31/2043	12,250	12,417,618
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,000	1,008,295
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2037(a)	5,795	5,795,556
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(a)	3,090	3,024,442
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	2,000	1,637,661
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	1,400	1,400,434
Series 2018-A 5.50%, 12/01/2058(a)	1,090	1,100,073
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	1,000	1,073,269
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	5,000	5,372,968
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2021 5.00%, 05/15/2040	1,000	1,055,980
Series 2022 3.25%, 05/15/2049	1,000	762,882
5.00%, 05/15/2031	1,185	1,290,824
5.25%, 05/15/2047	5,000	5,212,380
Series 2025 5.00%, 05/15/2031	1,800	1,960,745
5.25%, 05/15/2044	1,000	1,090,057
5.25%, 05/15/2045	1,130	1,221,716

ABFunds.com	AB Municipal Income Fund 107

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	$2,000	$1,531,110
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(a)	1,000	903,832
4.00%, 08/01/2056(a)	1,000	863,789
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	4,000	2,748,385
4.00%, 08/01/2047(a)	855	800,880
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	1,000	695,126
4.00%, 05/01/2057(a)	2,000	1,424,083
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	2,000	1,660,687
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	1,000	784,052
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	1,000	695,035
4.00%, 07/01/2058(a)	1,000	479,314
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	2,000	1,447,857
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	1,500	1,031,883

108 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	$1,480	$1,054,603
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	2,000	1,608,936
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	3,300	2,737,758
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	1,245	884,191
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,000	1,380,594
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 0.986%, 09/25/2036(j)	2,533	138,507
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)	1,000	989,395
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	3,375	3,086,845
Series 2021-B Zero Coupon, 06/01/2066	13,960	1,390,534
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2038	1,410	1,509,929
Series 2024-B 5.00%, 07/01/2038	1,330	1,453,735
5.00%, 07/01/2039	2,390	2,600,472
Series 2024-C 5.00%, 07/01/2041	3,125	3,373,413

ABFunds.com	AB Municipal Income Fund 109

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-E 5.00%, 07/01/2039	$2,000	$2,186,129
BAM Series 2025-A 5.25%, 07/01/2046	1,500	1,605,166
Series 2026-A 5.00%, 07/01/2044	1,000	1,072,321
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2051	2,250	2,290,898
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	10,000	10,308,691
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,808,921
Morongo Band of Mission Indians (The) (Prerefunded - US Treasuries) Series 2018-A 5.00%, 10/01/2042(a)	4,500	4,752,701
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	2,000	2,407,520
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.202% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	8,075	7,616,177
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2043	11,080	11,677,831
Series 2025 5.25%, 07/01/2045	1,000	1,078,964
5.50%, 07/01/2055	1,000	1,061,935
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	17,000	17,373,213
Series 2023-E 5.00%, 05/01/2030	1,000	1,076,714
5.25%, 05/01/2035	5,000	5,597,637

110 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.25%, 05/01/2040	$3,400	$3,759,111
Series 2025-D 5.00%, 05/01/2031	1,000	1,091,167
5.50%, 05/01/2055	3,500	3,710,934
Series 2025-E 5.00%, 05/01/2033	1,025	1,135,718
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,830	2,026,857
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	1,750	1,906,593
5.00%, 07/01/2048	1,535	1,583,467
5.25%, 07/01/2053	4,460	4,646,693
Series 2024 5.00%, 07/01/2040	450	493,503
5.00%, 07/01/2042	1,000	1,084,811
5.00%, 07/01/2053	1,795	1,836,695
5.25%, 07/01/2046	1,455	1,558,188
State of California (State of California) Series 2023 5.25%, 09/01/2053	5,000	5,331,497
6.00%, 03/01/2033	1,000	1,074,114
Series 2025 5.00%, 03/01/2037	2,000	2,300,121
Series 2026 5.00%, 10/01/2042	1,385	1,566,315
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	1,400	226,477
University of California (University of California) Series 2025-C 5.50%, 05/15/2040	1,000	1,178,309
Series 2026-C 5.25%, 11/15/2041	2,000	2,305,887

		306,713,604

Colorado – 1.6%
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	1,000	1,046,650

ABFunds.com	AB Municipal Income Fund 111

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2033	$1,000	$1,095,880
5.00%, 11/15/2034	2,000	2,182,087
Series 2022-D 5.50%, 11/15/2029	1,770	1,921,012
5.75%, 11/15/2034	1,000	1,145,376
Series 2023-B 5.25%, 11/15/2034	3,275	3,660,437
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2017-A 5.00%, 11/15/2029	2,070	2,129,772
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	5,000	5,095,120
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,021,907
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	1,000	984,866
Colorado State University Research Foundation (Colorado State University Research Foundation - The Prospect) Series 2025-A 5.375%, 03/01/2055(a)	1,000	983,257
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(c)(d)(e)(f)(g)	2,500	1,236,858
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.175% (SOFR + 0.75%), 09/01/2039(b)	2,000	1,998,910
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	982	964,945

112 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	$391	$399,635
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)	4,000	4,324,929
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,175	1,240,770

		31,432,411

Connecticut – 0.4%
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2023-A 5.25%, 07/01/2042	7,000	7,765,504

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2016 5.00%, 09/01/2046	550	549,963

District of Columbia – 2.3%
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.50%, 02/28/2033	1,240	1,372,923
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2036	10,500	11,882,939
Series 2025-A 5.00%, 06/01/2045	1,200	1,299,188
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	2,630	2,700,507
Series 2020-A 5.00%, 10/01/2029	2,455	2,611,682
Series 2021-A 5.00%, 10/01/2046	10,000	10,226,320

ABFunds.com	AB Municipal Income Fund 113

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 10/01/2029	$1,080	$1,148,927
5.00%, 10/01/2033	2,000	2,209,285
5.00%, 10/01/2034	1,000	1,102,601
Series 2025-A 5.00%, 10/01/2035	1,000	1,115,164
5.00%, 10/01/2036	3,475	3,863,350
5.00%, 10/01/2050	1,000	1,019,432
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	2,610	2,724,658
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	2,000	2,096,980
5.50%, 07/15/2060	1,140	1,218,566

		46,592,522

Florida – 5.9%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.70%, 05/01/2036	1,750	1,750,459
Buckhead Trails II Community Development District (Buckhead Trails II Community Development District) Series 2026 5.50%, 05/01/2046	100	101,291
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,000	688,436
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2044(a)	1,760	1,715,913
Capital Projects Finance Authority/FL (PRG-UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(i)	4,700	391,946
5.00%, 06/01/2054(a)	2,000	1,666,574
5.25%, 06/01/2044(a)	1,000	907,901

114 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	$5,000	$437,664
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 4.25%, 06/01/2030(a)	1,170	1,144,929
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	1,000	1,019,403
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2044	2,000	2,113,867
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	596,370
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	5,500	5,468,852
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2026-A 5.00%, 10/01/2056	4,365	4,683,663
5.25%, 10/01/2040	1,250	1,388,814
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	1,000	1,110,898
5.00%, 10/01/2035	1,000	1,107,589
5.00%, 10/01/2036	10,000	10,999,561
Series 2025-A 5.50%, 10/01/2055	1,995	2,096,077
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-A 5.00%, 10/01/2055	2,500	2,577,274
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.75%, 10/01/2055(a)	1,560	1,618,172

ABFunds.com	AB Municipal Income Fund 115

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Palm Beach FL (Provident Group-LU Properties) Series 2024 6.00%, 06/01/2044	$1,000	$1,018,461
6.125%, 06/01/2054	1,000	999,083
County of Palm Beach FL (Provident Group-LU Properties II) Series 2024 8.50%, 06/01/2033	100	101,597
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	10,000	10,679,443
Edgewater West Community Development District (Edgewater West Community Development District Assessment Area Two) Series 2026 5.50%, 05/01/2046	1,065	1,084,485
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	220	233,959
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	1,000	942,311
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	5,000	4,956,646
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	1,000	1,007,672
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(a)	1,000	1,020,798
Florida Higher Educational Facilities Financing Authority (Nova Southeastern University) Series 2016 5.00%, 04/01/2032	1,125	1,126,185
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	1,000,535

116 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Housing Finance Corp. (Claude Pepper LLC) Series 2026 3.10%, 12/01/2044	$1,715	$1,719,306
Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(i)	3,000	3,041,439
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(a)	1,000	1,040,005
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	3,000	3,250,304
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,950	1,997,261
Series 2024 5.00%, 10/01/2031	1,275	1,391,173
5.00%, 10/01/2036	1,590	1,751,336
5.00%, 10/01/2037	1,500	1,642,806
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2036	1,000	1,071,020
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,191,641
Series 2024 5.25%, 06/01/2054	2,155	2,194,178
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2049	2,000	2,128,031
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,828,994
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,000	1,077,688

ABFunds.com	AB Municipal Income Fund 117

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.375%, 11/15/2029	$1,500	$1,503,736
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	105	105,036
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	945	947,468
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	2,300	2,454,787
Series 2025-B 5.25%, 04/01/2040	1,000	1,124,618
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-B 5.00%, 07/01/2031	3,750	3,754,747
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	1,100	1,140,413
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2035	5,230	5,350,727
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	2,060	2,159,899
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.75%, 11/01/2050	2,170	2,274,816
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 5.60%, 05/01/2046	1,000	1,009,781
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)(d)(f)	950	190,000

118 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	$1,100	$1,101,152
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	824,374
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	240	241,375

		118,264,939

Georgia – 2.7%
Assembly Community Improvement District (Assembly Community Improvement District) Series 2022-A 6.875%, 07/01/2057(a)	1,250	1,371,632
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2025-B 5.00%, 07/01/2037	1,000	1,094,113
5.00%, 07/01/2038	2,400	2,609,485
5.00%, 07/01/2040	1,000	1,074,820
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.25%, 06/01/2055(a)	1,000	1,034,645
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2031	575	616,668
5.25%, 10/01/2054	2,000	2,028,172
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	1,650	1,653,174
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,045	1,088,011
Series 2023-D 5.00%, 05/01/2054	6,000	6,318,985
Series 2024-C 5.00%, 12/01/2054	3,000	3,166,641

ABFunds.com	AB Municipal Income Fund 119

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-E 5.00%, 05/01/2055	$1,595	$1,691,535
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.125% (SOFR + 1.70%), 12/01/2053(b)	5,000	5,146,404
Series 2023-C 5.00%, 09/01/2053	5,000	5,313,119
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	2,570	2,732,700
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	2,005,279
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	150	153,419
5.00%, 01/01/2039	100	101,974
Series 2022 5.50%, 07/01/2063	2,000	2,048,962
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	11,000	12,399,934

		53,649,672

Guam – 0.2%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,028,302
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,848,864
5.00%, 12/01/2030	565	567,589
5.00%, 12/01/2032	790	793,070
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	185	192,953

		4,430,778

120 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hawaii – 0.6%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	$1,000	$670,328
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2047	1,250	1,278,477
5.00%, 07/01/2051	7,855	7,967,704
Series 2025-C 5.00%, 07/01/2041	1,260	1,362,627

		11,279,136

Idaho – 0.0%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,056,773

Illinois – 4.5%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	1,605	1,602,727
Series 2015-C 5.25%, 12/01/2035	340	338,758
Series 2017-D 5.00%, 12/01/2031	1,800	1,812,124
Series 2017-G 5.00%, 12/01/2034	2,350	2,354,917
Series 2023-A 5.00%, 12/01/2034	3,250	3,335,295
Series 2025-B 6.00%, 12/01/2041	2,075	2,239,719
6.00%, 12/01/2043	1,440	1,536,667
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2053	4,865	5,037,753
Series 2024-C 5.25%, 01/01/2044	1,350	1,443,071
5.25%, 01/01/2045	1,000	1,060,543
Series 2025-A 5.00%, 01/01/2036	9,140	10,103,910
5.00%, 01/01/2037	1,000	1,098,514

ABFunds.com	AB Municipal Income Fund 121

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	$2,000	$2,059,426
Series 2026-A 5.00%, 12/01/2041	500	546,192
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	305	305,738
Series 2025-A 6.00%, 01/01/2050	2,000	2,103,168
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040	1,000	1,009,450
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2051	1,000	844,474
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	1,450	1,447,875
Series 2025 4.80%, 12/01/2043(a)	2,000	2,067,183
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	2,942	2,263,997
Illinois Finance Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 12/01/2040	2,000	2,000,000
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	4,500	4,358,482
4.50%, 07/01/2062	2,000	1,889,180
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	150	154,663
Series 2024 5.67%, 11/01/2038(d)	1,430	1,427,829

122 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	$2,000	$2,109,682
Series 2021-A 5.00%, 01/01/2043	15,000	15,969,908
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057	1,000	1,001,630
Series 2020 5.00%, 06/15/2050	4,310	4,332,455
Series 2024 5.00%, 06/15/2053	1,175	1,184,244
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2028	8,700	8,964,873
Series 2025-E 5.00%, 09/01/2043	1,265	1,329,965
Series 2026-C 5.50%, 04/01/2051	2,000	2,130,450

		91,464,862

Indiana – 1.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c)(f)	105	11
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	4,000	4,188,098
Series 2025 4.20%, 06/01/2044	1,120	1,170,400
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2043	1,055	1,141,546
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(c)(d)(f)	3,470	347
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035	2,125	2,405,970

ABFunds.com	AB Municipal Income Fund 123

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	$1,080	$1,120,448
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2046	1,000	1,071,195
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	985	966,679
Series 2020-A 3.00%, 11/01/2030	1,175	1,153,146
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.244% (SOFR + 0.71%), 11/01/2046(b)(d)	1,910	1,907,700
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	1,000	1,001,604
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	1,000	1,063,878
6.00%, 03/01/2053	1,500	1,557,292
BAM Series 2023 5.25%, 03/01/2067	10,000	10,337,136
Series 2023-F 7.75%, 03/01/2067	1,225	1,341,098

		30,426,548

Iowa – 0.2%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	325	319,825
4.00%, 12/01/2041	820	728,954
4.00%, 12/01/2046	550	449,552
4.00%, 12/01/2051	985	752,434
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	3,725	540,749

124 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035(h)	$1,355	$1,443,248

		4,234,762

Kansas – 0.2%
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	100	104,870
6.50%, 11/15/2042(a)	1,185	1,245,124
Kansas City Industrial Development Authority (Kingswood Senior Living Community) 5.00%, 11/15/2046(c)(f)	850	8
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,349,822

		3,699,824

Kentucky – 1.1%
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(a)	670	670,194
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044	1,500	1,455,624
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2049	2,000	2,059,537
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	2,988,040
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	2,085	2,208,204
Series 2025-C 5.00%, 05/01/2036	1,800	1,912,227
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.412% (SOFR + 1.98%), 04/01/2054(b)	5,000	5,129,388

ABFunds.com	AB Municipal Income Fund 125

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2024-A 4.00%, 11/01/2041	$3,430	$3,433,626
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	2,330	2,342,520

		22,199,360

Louisiana – 0.6%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	1,000	751,469
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,227,252
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,868,608
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	2,440	2,524,198
New Orleans Aviation Board (Louis Armstrong New Orleans Intl Airport) Series 2024 5.25%, 01/01/2041	1,210	1,303,555
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	1,000	1,083,391
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,100	1,103,561

		12,862,034

Maryland – 1.4%
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) AG Series 2026 5.25%, 07/01/2061	1,000	1,034,069

126 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Economic Development Corp. (Ports America Chesapeake) Series 2017-A 5.00%, 06/01/2035	$1,035	$1,063,003
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2052	6,000	6,009,863
5.25%, 06/30/2055	1,730	1,731,386
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035	1,120	1,284,070
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 5.00%, 07/01/2046	2,960	2,991,863
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	4,400	4,695,233
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	4,735	5,042,083
Maryland State Transportation Authority (Maryland State Transportation Authority) Series 2021-A 5.00%, 07/01/2051	4,990	5,142,491

		28,994,061

Massachusetts – 3.2%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	398	395,816
Series 2024 5.00%, 12/01/2054	5,000	5,175,373
Series 2026 5.00%, 02/01/2040	2,000	2,267,514
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2023 5.00%, 06/01/2053	10,000	10,321,974

ABFunds.com	AB Municipal Income Fund 127

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-B 5.00%, 06/01/2051	$5,000	$5,181,474
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2053	4,840	5,094,042
Series 2024-A 5.25%, 07/01/2052	1,000	1,059,610
Series 2025-B 5.25%, 07/01/2055	2,900	3,082,243
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)	1,000	1,033,443
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2043(h)	1,965	2,089,196
5.50%, 12/01/2056	3,400	3,615,357
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,174,622
Massachusetts Development Finance Agency (Mass General Brigham) Series 2016Q 5.00%, 07/01/2041	10,000	10,010,069
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2060	1,130	1,162,069
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,387,329
Series 2017-L 5.00%, 07/01/2044	5,000	5,016,553
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	5,000	5,050,697

		64,117,381

128 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan – 1.2%
City of Detroit MI (City of Detroit MI) Series 2014-B 4.00%, 04/01/2044(i)	$1,978	$1,602,407
Series 2021-B 3.644%, 04/01/2034	275	250,984
Series 2023-A 6.00%, 05/01/2039	2,000	2,264,494
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.248% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(b)	4,365	4,363,065
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,260	1,301,942
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,845,164
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	3,430	3,430,580
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,735	1,644,005
Series 2020-B Zero Coupon, 06/01/2065	1,250	128,455
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2042	1,515	1,650,274
5.00%, 07/01/2044	1,250	1,343,657
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2045	3,000	3,163,820

ABFunds.com	AB Municipal Income Fund 129

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.375%, 11/01/2030(c)(f)	$2,000	$800,000

		23,788,847

Minnesota – 1.2%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(i)	2,000	2,087,638
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	1,500	1,510,724
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	1,500	1,530,400
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.75%, 11/01/2055	1,600	1,616,259
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	1,415	1,412,733
Dakota County Community Development Agency (Valley Station Apartments Project) Series 2026 5.68%, 05/01/2043	1,400	1,410,111
7.25%, 05/01/2030	615	612,565
7.50%, 11/01/2043	100	100,436
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 5.00%, 01/01/2047	4,500	4,559,686
Series 2024 5.00%, 01/01/2031	1,725	1,861,874
5.00%, 01/01/2041	2,000	2,131,687
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	3,290	3,441,003

130 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	$1,000	$1,044,685

		23,319,801

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2043	1,125	1,190,603
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(c)(d)(f)	1,250	62,500

		1,253,103

Missouri – 1.1%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2026-A 5.00%, 04/01/2036	1,140	1,303,245
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 5.00%, 02/01/2042	2,695	2,735,350
5.00%, 02/01/2048	400	398,235
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	10,620,629
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	175	177,956
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,650	2,435,813
Metropolitan St. Louis Sewer District (Metropolitan St. Louis Sewer District) Series 2025-C 5.00%, 05/01/2036	2,565	2,943,935

ABFunds.com	AB Municipal Income Fund 131

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.00%, 06/15/2040(a)	$1,000	$1,053,538

		21,668,701

Nebraska – 0.4%
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	2,085	2,235,054
Nebraska Public Power District (Nebraska Public Power District) Series 2026-A 5.00%, 01/01/2051	2,580	2,687,939
5.25%, 01/01/2055	2,585	2,726,587

		7,649,580

Nevada – 0.6%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	1,500	243,127
Clark County School District (Clark County School District) AG Series 2019-B 3.00%, 06/15/2036	6,725	6,214,808
3.00%, 06/15/2037	4,305	3,900,785
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2037	1,000	1,106,316

		11,465,036

New Hampshire – 2.2%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.033%, 10/01/2051	2,470	2,416,642
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(b)	1,990	1,986,933
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	1,000	999,040

132 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(b)	$997	$1,024,159
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	426	425,985
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)	1,684	1,683,652
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	955,626
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055	1,000	984,000
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	748	747,868
New Hampshire Business Finance Authority (Medical Center Health System) Series 2025 5.875%, 11/01/2045	1,525	1,526,154
6.00%, 11/01/2055	4,115	3,924,178
10.00%, 05/01/2036	1,000	990,602
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)	1,360	785,394
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	4,773	4,839,864
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	7,579	7,699,847
Series 2022-1, Class X 0.334%, 09/20/2036(j)	5,882	104,937

ABFunds.com	AB Municipal Income Fund 133

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	$3,798	$3,769,680
Series 2022-2, Class X 0.675%, 10/01/2036(j)	3,798	148,395
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.495%, 07/01/2051(j)	2,667	91,178
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.507%, 08/20/2039(j)	1,967	73,202
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025-1, Class A1 4.085%, 01/20/2041	989	968,810
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.088%, 11/20/2042	3,472	3,389,440
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.795%, 02/20/2041	996	1,036,860
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	999	974,867
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	2,000	1,999,800

		43,547,113

New Jersey – 2.9%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(a)	1,000	1,058,636
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	2,011,505
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	3,320	3,363,086

134 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AG Series 2022-A 4.00%, 07/01/2047	$285	$272,016
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,161,207
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	2,175	2,177,887
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2050	7,585	6,953,868
Series 2023-B 5.00%, 06/15/2040	2,985	3,253,691
5.00%, 06/15/2043	1,985	2,127,431
Series 2024-A 4.00%, 06/15/2042	6,700	6,583,299
5.00%, 06/15/2042	8,000	8,694,525
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-A 5.25%, 01/01/2055	1,000	1,067,106
Series 2025-C 5.00%, 01/01/2031	1,000	1,097,394
Series 2027-A 5.00%, 01/01/2032(h)	1,000	1,090,280
5.00%, 01/01/2033(h)	1,000	1,102,710
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	9,655	9,369,950
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,885	3,891,779

		59,276,370

New Mexico – 0.3%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	5,000	5,335,050

ABFunds.com	AB Municipal Income Fund 135

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York – 8.3%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	$6,440	$6,439,684
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	1,000	1,037,846
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	1,000	964,767
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	5,205	5,047,425
Series 2024-C 5.00%, 03/01/2043	1,000	1,072,173
Series 2024-D 4.00%, 04/01/2045	3,180	3,013,405
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	1,355	1,350,316
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	2,650	2,768,871
5.00%, 09/01/2053	2,350	2,428,877
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-D 5.00%, 11/15/2027	1,000	1,009,505
5.00%, 11/15/2031	5,000	5,045,100
Series 2020-C 5.25%, 11/15/2055	1,000	1,016,999
Series 2020-D 5.00%, 11/15/2043	1,000	1,036,268
Series 2025 5.00%, 11/15/2042	1,000	1,082,127
5.25%, 11/15/2045	2,160	2,317,441
New York City Housing Development Corp. (NYHDC 2024-8SPR) Series 2024-8SPR, Class D 4.00%, 12/15/2043	215	217,405
Series 2024-8SPR, Class E 4.375%, 12/15/2043	415	421,828

136 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-8SPR, Class F 5.25%, 12/15/2043	$1,000	$1,030,598
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	5,000	5,255,079
Series 2024-C 4.25%, 06/15/2054	2,000	1,872,937
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	5,800	6,014,671
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-E1 5.00%, 02/01/2036	2,500	2,530,456
Series 2024 5.00%, 11/01/2038	5,900	6,527,800
5.00%, 11/01/2039	1,700	1,872,947
Series 2025 5.00%, 05/01/2046	3,175	3,366,682
Series 2025-E 5.00%, 11/01/2053	1,000	1,028,492
Series 2025-H 5.25%, 11/01/2045	2,530	2,763,143
Series 2026 5.00%, 11/01/2046(h)	1,225	1,308,746
5.25%, 11/01/2051(h)	1,000	1,063,346
5.50%, 11/01/2054(h)	2,375	2,562,485
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,000	2,068,083
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	300	300,204
7.25%, 11/15/2044(a)	510	510,764
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2048	8,000	8,394,637
5.00%, 11/15/2053	2,000	2,074,981

ABFunds.com	AB Municipal Income Fund 137

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.50%, 11/01/2047	$5,050	$5,248,195
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	2,000	2,130,843
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	3,530	3,638,024
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.00%, 10/01/2030	5,345	5,446,977
Series 2023 5.625%, 04/01/2040	6,500	6,902,656
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	2,000	2,089,873
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	2,000	2,030,234
AG Series 2024 0.00%, 12/31/2054(i)	9,350	6,189,279
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	2,000	2,008,458
AG Series 2023 5.00%, 06/30/2049	1,000	1,004,227
Series 2024 5.50%, 06/30/2054	500	506,676
5.50%, 06/30/2060	14,790	14,972,527
Series 2025 6.00%, 06/30/2055	2,000	2,122,846
6.00%, 06/30/2059	1,000	1,053,672
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	3,930	3,929,953
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,528,435

138 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	$2,000	$2,163,471
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,022,353
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,642,495
2.917%, 05/15/2040	2,000	1,547,128
Series 2021-C 5.00%, 05/15/2051	5,000	5,119,941
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	2,000	2,046,670
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.50%, 05/15/2063	4,625	4,514,895

		167,675,916

North Carolina – 0.7%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2044	1,250	1,306,689
5.25%, 07/01/2053	7,250	7,495,399
County of Wake NC (County of Wake NC) Series 2026 5.00%, 04/01/2037	2,640	3,067,074
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2053	2,000	539,922
Raleigh Durham Airport Authority (Raleigh Durham Airport Authority) Series 2020-A 5.00%, 05/01/2033	1,500	1,596,134

		14,005,218

ABFunds.com	AB Municipal Income Fund 139

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio – 2.6%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2041	$1,925	$2,096,127
County of Cuyahoga OH (County of Cuyahoga OH) Series 2026 5.50%, 12/01/2061(h)	1,000	1,069,149
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	8,000	7,947,172
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	2,000	2,047,530
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	2,946,469
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,064,095
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 10/01/2028	5,500	5,540,132
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	2,000	2,014,903
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.375%, 10/01/2045	1,000	1,008,020
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	4,048,413
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2038	1,010	1,053,297
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	2,500	3,007,396

140 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio State University (The) (Ohio State University) Series 2023 5.25%, 12/01/2046	$1,000	$1,071,753
Series 2026 5.00%, 06/01/2035	3,010	3,476,603
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) AG Series 2024 4.375%, 12/01/2058	1,000	946,457
State of Ohio (State of Ohio) Series 2026-A 5.00%, 09/15/2035	2,755	3,192,914
University of Toledo (University of Toledo) Series 2023-B 3.357% (SOFR + 0.90%), 06/01/2036(a)(b)	9,275	9,208,767

		51,739,197

Oklahoma – 0.7%
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2034(h)	3,225	3,661,457
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.714%, 05/01/2052	5,000	4,551,453
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,418,408
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	1,000	1,082,537
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,270	1,431,316

		13,145,171

Oregon – 0.1%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	1,000	446,510

ABFunds.com	AB Municipal Income Fund 141

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2024-T 5.00%, 07/01/2032	$1,030	$1,132,135
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	2,000	516,682

		2,095,327

Other – 2.7%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 2.45% (MUNIPSA + 0.88%), 10/01/2027(a)(b)	6,100	6,047,827
ARC70 II Trust (ARC70 2023-1) Series 2023 5.00%, 04/01/2065(a)	5,528	5,343,051
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,220	970,707
Series 2022-ML13, Class XCA 0.960%, 07/25/2036(j)	1,455	62,017
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038	935	767,392
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML12) Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,893	1,545,116
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.518%, 08/25/2041	3,196	3,243,688
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.548%, 10/25/2040	984	988,034

142 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.567%, 04/25/2042	$991	$1,027,410
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.157%, 05/25/2041	4,317	4,238,411
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate (FMMV M052) Series M052, Class A 2.65%, 06/15/2036(b)	5,075	4,399,225
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041	4,456	4,599,184
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042	3,994	4,133,080
Series 2025-M 4.095%, 11/25/2042	3,223	3,261,241
4.604%, 06/25/2042	1,993	2,013,100
Series 2026-M 4.02% (SOFR + 0.40%), 08/25/2041(b)	9,993	9,992,561
4.64%, 10/25/2040	999	1,028,215

		53,660,259

Pennsylvania – 2.8%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 7.00%, 06/30/2039	1,000	839,959
8.00%, 06/30/2034	280	285,063
Series 2024-A 6.00%, 06/30/2034	135	143,118
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,347,988
5.75%, 10/01/2043	5,000	4,896,692
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)	755	756,476

ABFunds.com	AB Municipal Income Fund 143

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027	$4,000	$4,082,419
Geisinger Authority (Kaiser Obligated Group) Series 2020 5.00%, 04/01/2043	6,250	6,614,437
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,014,630
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 6.00%, 06/30/2061	10,000	10,578,559
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	1,000	1,080,192
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,000,104
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.27% (MUNIPSA + 0.70%), 11/15/2047(b)	10,000	9,967,583
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.50%, 11/01/2054	1,300	1,348,933
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.334% (SOFR + 0.80%), 09/01/2040(a)(b)	10,000	9,953,605

		55,909,758

Puerto Rico – 1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	1,966	1,238,707

144 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

0.00%, 11/01/2051	$2,500	$803,125
5.069%, 11/01/2051	1,672	1,174,535
Series 2022-C Zero Coupon, 11/01/2043	5,940	4,098,600
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(a)	2,000	1,996,939
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,895	1,936,904
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,156,956
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	322	320,803
6.625%, 01/01/2028	2,454	2,442,801
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,133,272
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	1,595	1,445,633
Series 2019-A 4.329%, 07/01/2040	1,339	1,333,250
5.00%, 07/01/2058	1,605	1,582,898

		20,664,423

South Carolina – 2.5%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	99,987
5.41%, 11/01/2039	1,240	1,220,482
6.28%, 11/01/2039	100	98,503
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	3,000	2,730,513

ABFunds.com	AB Municipal Income Fund 145

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028(d)(e)(g)(k)	$572	$572,297
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,451,722
Series 2023-B 4.332% (SOFR + 1.90%), 02/01/2054(b)	5,000	5,181,978
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	2,000	2,141,962
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043	1,000	1,092,957
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	1,485	1,524,804
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(c)(d)(f)	1,450	159,500
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,561,574
Series 2018-A 5.00%, 05/01/2048	1,000	1,007,253
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(i)	1,600	1,238,626
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.00%, 12/01/2040	1,125	1,144,025
South Carolina Public Service Authority (Prerefunded - US Treasuries) Series 2016-A 5.00%, 12/01/2036	1,545	1,545,000

146 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	$1,980	$1,979,984
Series 2016-A 5.00%, 12/01/2036	3,205	3,207,500
Series 2016-B 5.00%, 12/01/2036	2,000	2,016,110
5.00%, 12/01/2056	6,250	6,233,502
Series 2022-A 4.00%, 12/01/2052	5,000	4,433,749
5.00%, 12/01/2055	2,500	2,537,173
Series 2025-A 5.25%, 12/01/2050	5,000	5,261,623

		50,440,824

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	400	413,778

Tennessee – 2.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	2,785	2,776,672
5.125%, 12/01/2042(a)	1,325	1,303,223
Hamilton County & Chattanooga Sports Authority (Hamilton County & Chattanooga Sports Authority) Series 2024-A 5.75%, 12/01/2050	1,500	1,651,689
6.00%, 12/01/2055	2,400	2,676,608
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(d)	1,000	982,963
9.5%, 11/01/2052(d)	1,060	996,655
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AG Series 2023-A 5.25%, 07/01/2053	4,000	4,198,545

ABFunds.com	AB Municipal Income Fund 147

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue (Metropolitan Govt of Nashville & Davidson County TN Water & Sewer Revenue) Series 2025 5.00%, 07/01/2050	$5,000	$5,199,931
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.00%, 07/01/2031	1,675	1,818,361
5.50%, 07/01/2040	2,350	2,572,974
Series 2026-B 5.00%, 07/01/2034	1,000	1,111,733
5.00%, 07/01/2038	1,350	1,482,663
5.00%, 07/01/2039	1,000	1,092,229
Series 2026-D 5.00%, 07/01/2032	1,000	1,098,001
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,310,504
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,056,829
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	2,055	2,186,826
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,122,764
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	985	797,022

		41,436,192

Texas – 5.6%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.625%, 06/15/2045(a)	1,630	1,678,097
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(a)	1,020	1,045,663

148 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	$1,410	$1,411,662
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	1,000	992,605
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AG Series 2023 5.00%, 07/01/2031	3,035	3,299,220
Series 2025-A 5.00%, 07/01/2035	1,000	1,114,452
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	415	415,454
Series 2018 5.00%, 07/15/2028	1,300	1,334,478
Series 2024-B 5.50%, 07/15/2037	1,000	1,075,307
5.50%, 07/15/2038	2,345	2,504,089
Series 2026 5.50%, 07/15/2036	1,000	1,077,964
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	1,500	1,584,450
AG Series 2026-C Zero Coupon, 09/01/2049	2,000	625,199
County of Harris TX (County of Harris TX) Series 2020-A 3.00%, 10/01/2045	1,600	1,269,366
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2021 4.00%, 08/15/2050	1,175	1,066,315
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	1,000	857,564
Series 2025-A 5.00%, 11/01/2032	2,500	2,750,382
5.00%, 11/01/2033	1,000	1,105,245

ABFunds.com	AB Municipal Income Fund 149

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/2034	$2,365	$2,628,379
5.25%, 11/01/2038	1,000	1,102,646
5.25%, 11/01/2039	3,565	3,911,813
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	5,050	5,409,786
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 2.42% (MUNIPSA + 0.85%), 07/01/2049(b)	1,000	1,000,054
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2042	2,000	868,829
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,784,991
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) AG Series 2023 5.50%, 02/15/2058	19,050	20,181,073
Lewisville Independent School District (Lewisville Independent School District) Series 2025 5.00%, 08/15/2039	1,030	1,140,341
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	3,890	3,897,531
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	1,005,548
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/31/2030(c)(f)	16	1,609
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(c)(f)(i)	4,198	2,057,520

150 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

7.50%, 11/15/2036(c)(f)	$970	$970,000
7.50%, 11/15/2037(c)(f)	150	150,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(d)	1,415	1,415,028
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	361,347
Series 2022 5.00%, 01/01/2057	1,000	836,969
New Hope Cultural Education Facilities Finance Corp. (New Hope Cultural Education Facilities Finance) 0.00%, 12/31/2030(c)(f)	3	286
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,162,622
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008 Zero Coupon, 01/01/2036	7,200	5,126,104
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	1,000	912,983
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(a)	1,000	1,000,072
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	1,528	1,332,094
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c)(e)(f)(g)	1,514	– 0	–
5.00%, 11/15/2045(c)(e)(f)(g)	3,097	– 0	–

ABFunds.com	AB Municipal Income Fund 151

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.50%, 11/15/2052	$1,205	$1,287,636
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 3.287% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	1,735	1,737,653
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,125	1,188,474
Series 2023-B 5.50%, 01/01/2054	2,000	2,189,745
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	5,000	5,345,829
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	2,610	2,751,833
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	1,850	1,975,051
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,386,852
5.00%, 08/15/2034	1,945	1,947,586
Texas State University System (Texas State University System) Series 2024 4.00%, 03/15/2049	4,350	3,964,971
Series 2026-C 5.00%, 03/15/2028(h)	1,495	1,532,047
5.00%, 03/15/2033(h)	1,100	1,207,488

		112,980,302

Utah – 0.8%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2025-A 5.00%, 07/01/2037	2,680	2,954,263

152 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.125%, 12/01/2046(a)	$1,000	$1,019,271
Downtown Revitalization Public Infrastructure District (City of Salt Lake City UT Revitalization Sales Tax Revenue) AG Series 2025 5.50%, 06/01/2055	2,000	2,130,885
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	1,100	1,101,813
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2045	5,045	5,269,191
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a)(i)	818	722,416
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	1,000	1,024,181
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	1,038,537

		15,260,557

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(a)	1,000	909,137

Virginia – 0.6%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	690	655,962

ABFunds.com	AB Municipal Income Fund 153

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	$1,410	$1,411,245
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,000	1,011,623
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,630	1,413,355
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,004,172
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,617,312
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056	1,735	1,692,991
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051	1,000	795,393
5.00%, 01/01/2028	2,100	2,164,197

		11,766,250

Washington – 4.1%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	2,000	2,013,314
City of Tacoma WA Electric System Revenue (City of Tacoma WA Electric System Revenue) Series 2025-A 5.25%, 01/01/2055	14,785	15,536,319
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	300	326,588

154 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Grays Harbor County Public Hospital District No. 2 (Grays Harbor County Public Hospital District No. 2) Series 2018 5.00%, 12/15/2048	$5,650	$5,256,107
Port of Seattle WA (Port of Seattle WA) Series 2021 4.00%, 08/01/2041	2,000	1,952,397
Series 2022 5.00%, 08/01/2030	1,000	1,076,221
5.00%, 08/01/2033	2,495	2,727,656
5.00%, 08/01/2047	11,195	11,457,698
5.50%, 08/01/2047	1,000	1,056,679
Series 2025-B 5.00%, 10/01/2033	2,000	2,209,285
5.00%, 10/01/2034	4,850	5,387,854
5.00%, 10/01/2036	4,110	4,569,314
5.00%, 10/01/2038	2,000	2,189,248
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	2,000	2,011,722
5.00%, 12/01/2038	2,500	2,512,926
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	2,000	1,976,431
State of Washington (State of Washington) Series 2026-C 5.00%, 02/01/2038	3,570	4,079,512
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.50%, 09/01/2055	1,000	1,053,379
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2040	700	732,894
Series 2021 3.00%, 12/01/2034(a)	425	399,623
5.00%, 12/01/2027(a)	440	453,524
5.00%, 12/01/2028(a)	315	330,934
5.00%, 12/01/2029(a)	170	181,696
5.00%, 12/01/2030(a)	265	287,497

ABFunds.com	AB Municipal Income Fund 155

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2031(a)	$265	$286,327
5.00%, 12/01/2032(a)	225	242,362
5.00%, 12/01/2033(a)	490	526,290
Series 2025 4.25%, 03/01/2044	1,765	1,723,186
5.00%, 03/01/2039	1,620	1,779,549
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	1,000	919,596
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(a)	835	889,385
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	2,154	2,073,139
Series 2021-1, Class X 0.726%, 12/20/2035(j)	1,821	64,061
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	973	909,793
Series 2023-1, Class X 1.451%, 04/20/2037(j)	4,866	444,771
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050	987	963,105
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 3.949%, 08/20/2063	1,985	1,916,968

		82,517,350

West Virginia – 0.1%
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a)(i)	760	172,560
7.00%, 06/01/2043(a)	100	106,452
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,365	1,336,966

156 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)(d)(f)	$2,250	$1,350,000

		2,965,978

Wisconsin – 3.8%
City of Milwaukee WI (City of Milwaukee WI) AG Series 2026-N 5.00%, 12/01/2035	1,000	1,126,602
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.147%, 01/20/2041	2,997	2,892,043
Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1, Class A 4.10%, 09/25/2039	1,527	1,504,482
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	1,000	929,573
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2030(h)	1,000	1,066,554
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	1,000	981,495
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,265	1,270,872
Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2019 4.00%, 12/15/2035	305	307,762
4.00%, 12/15/2036	335	336,992
4.00%, 12/15/2037	320	321,013
4.00%, 12/15/2038	335	334,808
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,398,725
4.00%, 10/15/2036	2,600	2,630,088

ABFunds.com	AB Municipal Income Fund 157

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2057	$1,000	$781,033
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	255	231,551
Series 2022-A 3.875%, 12/01/2039(a)	1,170	1,058,576
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,010	1,091,676
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	2,000	935,607
Wisconsin Public Finance Authority (Beyond Boone LLC) AG Series 2019 5.00%, 07/01/2054	775	777,400
5.00%, 07/01/2058	750	751,922
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	521,053
5.00%, 01/01/2036	500	519,440
5.00%, 01/01/2037	500	517,922
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(d)	6,750	6,173,663
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,134,741
5.00%, 02/01/2062	1,000	971,081
5.75%, 02/01/2052(a)	1,000	1,017,650
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.582% (SOFR + 1.15%), 12/01/2068(a)(b)	1,050	1,049,591

158 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	$2,825	$2,573,595
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	3,485	1,094,937
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	1,000	1,006,179
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	680	493,281
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	877	521,883
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	342	268,327
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,035,024
5.75%, 07/01/2049	1,000	1,036,702
5.75%, 07/01/2054	2,000	2,067,583
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	1,000	1,105,773
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	2,084,114
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	5,000	3,685,464
Series 2022 4.00%, 06/01/2049(a)	980	766,824

ABFunds.com	AB Municipal Income Fund 159

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	$2,000	$1,991,643
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	5,000	5,193,880
5.75%, 12/31/2065	6,630	6,869,924
6.50%, 06/30/2060	3,030	3,371,590
6.50%, 12/31/2065	3,400	3,772,797
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	1,000	908,230
Wisconsin Public Finance Authority (Waterstone Projects) 5.50%, 12/15/2038(a)	924	925,397
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	1,175	1,152,527
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	2,400	2,397,666

		76,957,255

Total Long-Term Municipal Bonds (cost $2,006,573,687)		1,974,925,657

Short-Term Municipal Notes – 1.0%
California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.02%, 10/01/2047(a)(l)	2,000	2,000,000

Connecticut – 0.2%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	4,000	4,040,016

160 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey – 0.1%
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	$1,500	$1,516,269
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027	1,500	1,516,959

		3,033,228

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.02%, 03/01/2029(l)	5,200	5,200,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.02%, 03/01/2029(l)	6,100	6,100,000

		11,300,000

Total Short-Term Municipal Notes (cost $20,393,057)		20,373,244

Total Municipal Obligations (cost $2,026,966,744)		1,995,298,901

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(c)(e)(g) (cost $969,221)	53,964	157,035

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(m)(n)(o) (cost $9,997,482)	9,997,482	9,997,482

Total Investments – 99.8% (cost $2,037,933,447)		2,005,453,418
Other assets less liabilities – 0.2%		3,210,871

Net Assets – 100.0%		$2,008,664,289

ABFunds.com	AB Municipal Income Fund 161

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.02%	USD 40,788	$(3,783,245)	$(1,538,208)	$(2,245,037)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	37,100	10/15/2029	2.485%	CPI#	Maturity	$620,804	$	– 0	–	$620,804

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	32,540	03/12/2032	1 Day SOFR	3.843%	Annual	$(83,722)	$(158)		$(83,564)
USD	38,700	01/03/2033	1 Day SOFR	3.695%	Annual	(509,551)	– 0	–	(509,551)
USD	19,300	03/25/2033	1 Day SOFR	3.774%	Annual	(175,615)	– 0	–	(175,615)
USD	22,500	10/25/2035	3.521%	1 Day SOFR	Annual	926,434	– 0	–	926,434
USD	23,600	02/20/2036	3.675%	1 Day SOFR	Annual	688,481	– 0	–	688,481

						$846,027	$(158)		$846,185

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	2,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	$114,705	$	– 0	–	$114,705
Bank of America NA	USD	3,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	155,684		– 0	–	155,684
Bank of America NA	USD	3,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(35,994)		– 0	–	(35,994)
Bank of America NA	USD	5,000	04/14/2027	MMD 10 Year^	3.320%	Maturity	2,722		– 0	–	2,722
Citibank NA	USD	22,105	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,182,888		– 0	–	1,182,888
JPMorgan Chase Bank NA	USD	2,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	134,989		– 0	–	134,989

162 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	3,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	$(17,077)	$	– 0	–	$(17,077)
JPMorgan Chase Bank NA	USD	5,000	01/13/2027	MMD 5 Year^	2.520%	Maturity	(75,220)		– 0	–	(75,220)
JPMorgan Chase Bank NA	USD	5,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	(60,723)		– 0	–	(60,723)
JPMorgan Chase Bank NA	USD	5,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	(76,732)		– 0	–	(76,732)
JPMorgan Chase Bank NA	USD	5,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	(85,853)		– 0	–	(85,853)
JPMorgan Chase Bank NA	USD	5,000	04/22/2027	MMD 5 Year^	2.850%	Maturity	(13,496)		– 0	–	(13,496)
Morgan Stanley Bank NA	USD	2,500	07/13/2026	MMD 5 Year^	2.930%	Maturity	37,545		– 0	–	37,545
Royal Bank of Canada	USD	3,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	(20,708)		– 0	–	(20,708)
Royal Bank of Canada	USD	5,000	03/29/2027	MMD 10 Year^	3.600%	Maturity	144,099		– 0	–	144,099

							$1,386,829	$	– 0	–	$1,386,829

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $236,314,419 or 11.8% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.

(c)	Non-income producing security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.87% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022 - 07/20/2022	$4,057,582	$58,482	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	2,465,054	1,236,858	0.06%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,430,000	1,427,829	0.07%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019	3,578,368	347	0.00%

ABFunds.com	AB Municipal Income Fund 163

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.244%, 11/01/2046	06/24/2024	$1,910,000	$1,907,700	0.09%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	1,378,916	1,084,000	0.05%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	1,000,000	982,963	0.05%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.5%, 11/01/2052	11/25/2022 - 06/13/2025	1,058,511	996,655	0.05%
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028	03/26/2025 - 12/18/2025	572,297	572,297	0.03%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	1,236,717	62,500	0.00%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,415,000	1,415,028	0.07%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	950,000	190,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	02/25/2022 - 10/20/2022	1,293,300	159,500	0.01%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	2,250,000	1,350,000	0.07%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,750,000	6,173,663	0.31%

(e)	Fair valued by the Adviser.

164 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(f)	Defaulted.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	When-Issued or delayed delivery security.

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(j)	IO – Interest Only.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2026.

(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.

(n)	Affiliated investments.

(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.1% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 165

PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

May 31, 2026

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 95.9%
New York – 89.9%
Albany Capital Resource Corp. (Albany Medical Center Hospital Obligated Group) Series 2025 5.25%, 05/01/2045	$2,000	$2,174,120
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	1,785	1,795,289
Series 2020 4.00%, 11/01/2045	1,000	928,319
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	872,114
Buffalo & Fort Erie Public Bridge Authority (Buffalo & Fort Erie Public Bridge Authority) Series 2017 5.00%, 01/01/2042	2,250	2,266,394
Build NYC Resource Corp. (City University of New York) Series 2014-A 5.00%, 06/01/2030	1,110	1,111,372
5.00%, 06/01/2033	1,320	1,321,600
5.00%, 06/01/2034	550	550,606
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	665,414
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,082,553
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,088,761
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	1,285	1,222,403
5.00%, 07/01/2062	4,000	3,711,719

166 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	$1,500	$1,213,621
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,021,872
5.25%, 07/01/2057	2,000	2,016,586
5.25%, 07/01/2062	1,000	1,005,695
Build NYC Resource Corp. (Metropolitan College of New York) 5.25%, 11/01/2029	924	738,826
Series 2014 5.50%, 11/01/2044	587	469,619
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(b)	1,000	895,826
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,229,991
Build NYC Resource Corp. (South Bronx Classical Charter School V) Series 2026 5.25%, 06/15/2056	1,830	1,832,464
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2043	880	840,526
4.00%, 09/01/2044	1,025	968,920
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	6,000	6,227,076
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	1,000	964,767
5.375%, 10/15/2061(a)	2,000	1,901,487
City of New York NY (City of New York NY) 4.61%, 09/01/2037	515	492,910
Series 2021 1.396%, 08/01/2027	5,905	5,726,234

ABFunds.com	AB Municipal Income Fund 167

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

1.723%, 08/01/2029	$2,475	$2,278,782
1.823%, 08/01/2030	2,210	1,985,657
Series 2023-C 5.00%, 08/01/2027	1,150	1,183,460
Series 2024-A 5.00%, 08/01/2027	1,710	1,759,754
Series 2025-A 5.00%, 08/01/2035	2,000	2,283,736
Series 2025-E 5.25%, 08/01/2050	5,000	5,267,788
Series 2026-G 5.00%, 02/01/2045	4,250	4,560,754
City of New York NY (Prerefunded - US Treasuries) Series 2021 1.723%, 08/01/2029	525	485,937
1.823%, 08/01/2030	790	715,853
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,377,876
Series 2020-B 5.918%, 07/01/2039	2,085	2,073,973
Hempstead Town Local Development Corp. (Adelphi University) Series 2026-A 5.25%, 10/01/2051	3,000	3,073,348
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	5,000	4,897,945
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,845,644
5.00%, 07/01/2039	1,100	1,100,511
Long Island Power Authority (Long Island Power Authority) Series 2016-B 5.00%, 09/01/2030	5,000	5,028,562
5.00%, 09/01/2033	3,515	3,532,947
Series 2023-E 5.00%, 09/01/2048	5,000	5,224,284
Series 2024-A 5.25%, 09/01/2054	5,000	5,289,934
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	2,000	2,199,407

168 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2020-C 5.25%, 11/15/2055	$1,000	$1,016,999
Series 2021 2.862% (SOFR + 0.43%), 11/01/2026(c)	100	99,794
BAM Series 2024-A 4.00%, 11/15/2048	6,000	5,497,308
Series 2024-B 5.00%, 11/15/2039	5,000	5,478,314
Series 2025 5.00%, 11/15/2035	2,290	2,616,330
5.25%, 11/15/2045	5,000	5,364,447
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	10,845,663
5.25%, 11/15/2035	5,000	5,047,261
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2024 4.00%, 11/15/2054	3,000	2,704,351
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	1,987,922
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2038	1,200	1,169,280
4.00%, 12/01/2039	1,000	967,800
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	2,152,128
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(d)(e)	1,447	103,578
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,066,764
5.00%, 07/01/2055	3,700	3,013,028
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2025-A 5.00%, 02/15/2042	1,500	1,643,115

ABFunds.com	AB Municipal Income Fund 169

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York City Housing Development Corp. (NYHDC 2024-8SPR) Series 2024-8SPR, Class D 4.00%, 12/15/2043	$330	$333,691
Series 2024-8SPR, Class E 4.375%, 12/15/2043	640	650,530
Series 2024-8SPR, Class F 5.25%, 12/15/2043	1,565	1,612,886
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	10,000	10,510,159
Series 2023 5.25%, 06/15/2053	4,500	4,714,239
Series 2024-C 4.25%, 06/15/2054	3,000	2,809,405
Series 2025 5.00%, 06/15/2050	1,250	1,304,515
New York City Transitional Finance Authority Building Aid Revenue (State of New York) Series 2025-S 5.00%, 07/15/2027	2,000	2,057,107
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042	7,000	7,829,383
Series 2024 5.00%, 11/01/2039	10,000	11,017,337
Series 2025 5.00%, 05/01/2046	2,500	2,650,931
Series 2026 5.00%, 02/01/2029	1,500	1,588,592
5.50%, 11/01/2054(f)	1,000	1,078,941
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,228,938
5.00%, 11/15/2035	6,000	6,005,745
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	3,640	3,763,911

170 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	$2,200	$2,201,770
5.375%, 11/15/2040(a)	700	700,477
7.25%, 11/15/2044(a)	1,280	1,281,918
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	2,000	1,679,956
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,357,269
2.80%, 09/15/2069	5,780	5,440,798
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,498,909
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	3,000	3,112,471
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,291,630
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	5,000	5,406,176
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,005,503
5.00%, 07/01/2033	3,000	3,005,424
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	875	883,348
Series 2022-2 5.00%, 07/01/2037	200	210,987
5.00%, 07/01/2042	275	282,642
New York State Dormitory Authority (Iona University) AG Series 2025 5.00%, 07/01/2051	2,285	2,341,556

ABFunds.com	AB Municipal Income Fund 171

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2022 4.00%, 07/01/2051	$4,900	$4,441,038
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	2,000,698
5.00%, 08/01/2033	2,000	2,046,808
5.00%, 08/01/2035	1,515	1,538,749
AG Series 2020 3.00%, 09/01/2050	3,000	2,103,787
Series 2020 4.00%, 09/01/2037	800	776,287
4.00%, 09/01/2039	1,345	1,296,611
Series 2024 5.25%, 11/01/2041	2,300	2,447,362
5.50%, 11/01/2047	1,160	1,205,526
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.25%, 07/01/2050	5,000	5,029,523
New York State Dormitory Authority (New School/The) Series 2016-A 5.00%, 07/01/2035	2,815	2,833,963
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,001,446
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	915	935,331
Series 2017-B 5.00%, 02/15/2033	8,095	8,292,503
Series 2025-A 5.00%, 03/15/2054	9,525	9,848,893
Series 2025-C 5.25%, 03/15/2050	1,000	1,065,421
New York State Dormitory Authority (State University of New York Dormitory Facilities Revenue) Series 2020 2.985%, 07/01/2040	1,000	799,840
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	3,625	3,104,917

172 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	$5,340	$5,497,631
New York State Dormitory Authority (Yeshiva University) Series 2022-A 5.00%, 07/15/2050	1,000	976,916
New York State Environmental Facilities Corp. (Casella Waste Systems) Series 2019 2.875%, 12/01/2044(a)	3,125	3,033,346
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2026-A 5.00%, 01/01/2056	5,000	5,160,809
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	1,000	1,076,885
New York Transportation Development Corp. (American Airlines, Inc.) Series 2020 5.25%, 08/01/2031	1,500	1,565,194
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,000	993,914
5.00%, 01/01/2030	2,395	2,460,320
Series 2020 4.00%, 10/01/2030	1,000	1,019,079
5.00%, 10/01/2035	2,200	2,294,021
5.00%, 10/01/2040	3,815	3,917,363
Series 2023 6.00%, 04/01/2035	1,000	1,103,055
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2046	6,000	5,516,225
4.00%, 04/30/2053	1,120	989,942
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2031	1,150	1,221,230
Series 2022 5.00%, 12/01/2034	1,250	1,341,071
5.00%, 12/01/2035	7,000	7,474,386

ABFunds.com	AB Municipal Income Fund 173

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	$4,250	$4,314,247
AG Series 2024 0.00%, 12/31/2054(g)	5,310	3,514,981
New York Transportation Development Corp. (JFK NTO LLC) AG Series 2023 5.00%, 06/30/2049	1,000	1,004,228
5.125%, 06/30/2060	5,000	5,025,755
Series 2024 5.50%, 06/30/2060	10,000	10,123,412
Series 2025 6.00%, 06/30/2055	1,000	1,061,423
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 4.00%, 07/01/2032	2,000	1,996,620
4.00%, 07/01/2033	2,250	2,242,474
5.00%, 07/01/2034	2,490	2,491,722
5.00%, 07/01/2046	2,000	1,999,976
5.25%, 01/01/2050	3,030	3,030,174
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,651,840
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.375%, 08/01/2054	1,650	1,531,413
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,362,078
Series 2022 4.00%, 07/01/2042	525	483,695
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	5,150	5,570,938
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2031	2,000	2,064,238
Series 2020-2 4.00%, 07/15/2045	5,000	4,739,017

174 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-2 5.00%, 08/01/2035	$2,500	$2,705,860
Series 2023-2 5.00%, 07/15/2035	3,000	3,318,158
5.00%, 07/15/2036	1,000	1,097,311
5.00%, 07/15/2038	2,000	2,165,792
5.00%, 12/01/2038	2,000	2,160,314
5.00%, 07/15/2040	1,625	1,736,279
Saratoga County Capital Resource Corp. (Washington Saratoga Warren Hamilton & Essex Boces) Series 2025 5.00%, 07/01/2047	3,000	3,158,479
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,503,304
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2040	1,500	1,525,699
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	1,600	1,646,219
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,922,432
Series 2021-C 5.00%, 05/15/2051	10,000	10,239,882
Series 2022-C 5.25%, 05/15/2052	2,000	2,091,093
Series 2026 5.00%, 02/01/2028	6,220	6,475,599
5.00%, 02/01/2029	1,000	1,064,643
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2036	3,000	3,050,937
Series 2020-A 5.00%, 11/15/2049	3,000	3,070,005
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.25%, 12/01/2054	1,500	1,586,341

ABFunds.com	AB Municipal Income Fund 175

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035	$1,250	$1,317,694
Series 2026 5.00%, 09/01/2033	1,000	1,105,529
5.00%, 09/01/2034	1,250	1,388,228
5.00%, 09/01/2035	1,935	2,152,861
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2020 4.00%, 12/01/2033	1,000	1,029,388
Series 2026 5.00%, 12/01/2035	1,000	1,133,136
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	3,350	3,206,206
5.00%, 06/01/2048	1,000	955,928
Series 2017-A 5.00%, 06/01/2041	10,850	10,925,354
Tuxedo Farms Local Development Corp. (Tuxedo Farms Sewer District) Series 2015 6.55%, 11/01/2047(a)	1,400	1,446,813
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,518,462
5.25%, 09/15/2042	135	135,137
5.25%, 09/15/2047	235	224,446
5.25%, 09/15/2053	505	466,479
Westchester County Healthcare Corp./NY (Westchester County Health Care Obligated Group) Series 2010-B 6.00%, 11/01/2030	105	105,037
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,843,514
5.00%, 01/01/2051	2,505	2,518,733
Westchester Tobacco Asset Securitization Corp. (Westchester Tobacco Asset Securitization) Series 2016-B 5.00%, 06/01/2041	1,830	1,845,071
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	1,000	963,363

		507,552,509

176 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Alabama – 0.2%
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$1,000	$1,021,963

Florida – 0.1%
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	45	45,016
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	355	355,927

		400,943

Georgia – 0.0%
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	100	102,279
5.00%, 01/01/2039	100	101,974

		204,253

Guam – 2.3%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.25%, 10/01/2031	175	186,740
5.25%, 10/01/2036	585	629,060
Series 2024-A 5.25%, 10/01/2037	1,000	1,079,355
5.25%, 10/01/2042	300	314,865
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2016 5.00%, 01/01/2046	4,440	4,441,330
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	1,000	1,013,433
5.00%, 10/01/2037	1,500	1,518,532
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,639,932

		12,823,247

ABFunds.com	AB Municipal Income Fund 177

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(h)(i)	$26	$3
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b)(h)(i)	745	74

		77

Maryland – 0.2%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	603,886
Series 2019-B 3.70%, 06/01/2039(a)	200	189,783

		793,669

Puerto Rico – 1.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	1,290	1,347,392
5.00%, 07/01/2035(a)	1,295	1,343,023
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) NATL Series 2007-V 5.25%, 07/01/2034	1,000	1,003,448
AG Series 2007-V 5.25%, 07/01/2031	710	725,700
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	140	139,618
6.625%, 01/01/2028	1,068	1,063,134
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	1,400	1,594,817
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	620	617,338

178 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.55%, 07/01/2040	$73	$73,141
4.75%, 07/01/2053	3,000	2,884,682

		10,792,293

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,020	1,016,950

Texas – 0.3%
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	85,023
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	722	628,816
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,069,166

		1,783,005

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2049(a)	105	98,984

Wisconsin – 0.8%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(b)	1,250	1,143,271
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	2,320	2,581,547
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(a)	390	391,524
5.00%, 10/01/2028(a)	225	231,416
5.00%, 10/01/2029(a)	100	103,837

		4,451,595

Total Long-Term Municipal Bonds (cost $547,739,175)		540,939,488

ABFunds.com	AB Municipal Income Fund 179

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 2.1%
New York – 2.1%
County of Suffolk NY (County of Suffolk NY) Series 2025 4.00%, 07/24/2026	$3,000	$3,005,845
North Syracuse Central School District (North Syracuse Central School District) Series 2025-A 4.00%, 07/31/2026	1,470	1,472,874
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 2.02%, 05/01/2047(a)(j)	2,800	2,800,000
Tompkins-Seneca-Tioga Board of Cooperative Educational Services (Tompkins-Seneca-Tioga Board of Cooperative Educational Services) Series 2025 4.00%, 06/30/2026	2,500	2,502,414
Town of Tonawanda NY (Town of Tonawanda NY) Series 2025 4.00%, 08/21/2026	2,000	2,005,651

Total Short-Term Municipal Notes (cost $11,791,255)		11,786,784

Total Municipal Obligations (cost $559,530,430)		552,726,272

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d)(e)(h) (cost $421,410)	23,486	68,344

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(k)(l)(m) (cost $5,250,943)	5,250,943	5,250,943

Total Investments – 98.9% (cost $565,202,783)		558,045,559
Other assets less liabilities – 1.1%		6,347,114

Net Assets – 100.0%		$564,392,673

180 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.02%	USD	7,425	$(688,697)	$(280,013)	$(408,684)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	10,400	10/15/2029	2.485%	CPI#	Maturity	$174,026	$	– 0	–	$174,026

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(314,661)	$	– 0	–	$(314,661)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(61,720)		– 0	–	(61,720)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(40,284)		– 0	–	(40,284)
USD	4,200	12/03/2031	1 Day SOFR	3.898%	Annual	5,556		(511)		6,067
USD	10,700	01/03/2033	1 Day SOFR	3.720%	Annual	(124,885)		– 0	–	(124,885)
USD	6,200	01/03/2033	1 Day SOFR	3.571%	Annual	(129,362)		– 0	–	(129,362)
USD	6,800	09/25/2035	3.587%	1 Day SOFR	Annual	242,474		– 0	–	242,474
USD	5,800	09/25/2035	3.509%	1 Day SOFR	Annual	241,984		– 0	–	241,984

						$(180,898)		$(511)		$(180,387)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank NA	USD	9,395	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	$502,748	$	– 0	–	$502,748

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $27,134,823 or 4.8% of net assets.

ABFunds.com	AB Municipal Income Fund 181

PORTFOLIO OF INVESTMENTS (continued)

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.36% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	06/20/2019 - 09/21/2023	$967,348	$895,826	0.16%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019 - 07/23/2019	768,004	74	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,143,271	0.20%

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	When-Issued or delayed delivery security.

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(h)	Non-income producing security.

(i)	Defaulted.

(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	Affiliated investments.

(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

182 AB Municipal Income Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2026

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,354,559,688 and $3,428,581,167, respectively)	$1,334,568,464		$3,177,525,818
Affiliated issuers (cost $8,890,425 and $2,918,427, respectively)	8,890,425		2,918,427
Cash	3,105		5,032,013
Cash collateral due from broker	1,836,044		16,777,873
Interest receivable	17,725,431		46,941,615
Receivable for investment securities sold	2,663,118		3,982,280
Receivable for capital stock sold	997,012		2,851,838
Unrealized appreciation on interest rate swaps	675,325		3,806,632
Receivable for terminated centrally cleared interest rate swaps	351,443		– 0	–
Receivable due from Adviser	104,321		228,182
Affiliated dividends receivable	23,545		10,419
Receivable for terminated interest rate swaps	– 0	–	680,000
Receivable for newly entered centrally cleared interest rate swaps	– 0	–	476,600

Total assets	1,367,838,233		3,261,231,697

Liabilities
Cash collateral due to broker	550,000		2,530,000
Payable for investment securities purchased	10,562,509		76,295,095
Payable for capital stock redeemed	1,978,946		6,046,430
Dividends payable	643,338		2,310,543
Advisory fee payable	511,302		1,166,819
Payable for variation margin on centrally cleared swaps	343,231		367,205
Distribution fee payable	127,067		123,105
Administrative fee payable	70,229		88,391
Directors’ fees payable	7,574		11,159
Transfer Agent fee payable	6,864		14,697
Payable for floating rate notes issued(a)	– 0	–	372,920,000
Unrealized depreciation on interest rate swaps	– 0	–	2,070,259
Payable for newly entered centrally cleared interest rate swaps	– 0	–	146,899
Accrued expenses and other liabilities	192,335		1,992,337

Total liabilities	14,993,395		466,082,939

Net Assets	$1,352,844,838		$2,795,148,758

Composition of Net Assets
Capital stock, at par	$128,643		$271,968
Additional paid-in capital	1,387,895,722		3,170,999,390
Accumulated loss	(35,179,527)		(376,122,600)

Net Assets	$1,352,844,838		$2,795,148,758

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 183

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$540,613,225	51,408,162	$10.52	(b)

Class C	$16,133,987	1,534,634	$10.51

Advisor Class	$796,097,626	75,700,114	$10.52

AB High Income Municipal Portfolio

Class A	$465,018,081	45,226,314	$10.28	(b)

Class C	$29,860,483	2,905,904	$10.28

Advisor Class	$2,092,473,912	203,614,836	$10.28

Class Z	$207,796,282	20,220,505	$10.28

(b)	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $10.85 and $10.60, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

184 AB Municipal Income Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National		AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,027,935,965 and $559,951,840, respectively)	$1,995,455,936		$552,794,616
Affiliated issuers (cost $9,997,482 and $5,250,943, respectively)	9,997,482		5,250,943
Cash	85,553		490,030
Cash collateral due from broker	3,985,346		810,160
Unaffiliated interest and dividends receivable	26,400,908		7,689,501
Receivable for investment securities sold	2,694,255		– 0	–
Unrealized appreciation on interest rate swaps	1,772,632		502,748
Receivable for capital stock sold	901,285		409,750
Receivable due from Adviser	259,899		69,475
Receivable for terminated interest rate swaps	170,000		– 0	–
Affiliated dividends receivable	23,790		14,185
Receivable for terminated centrally cleared interest rate swaps	– 0	–	359,988

Total assets	2,041,747,086		568,391,396

Liabilities
Cash collateral due to broker	1,388,000		400,000
Payable for investment securities purchased	26,759,748		1,073,610
Payable for capital stock redeemed	2,615,037		1,532,238
Advisory fee payable	759,810		214,204
Dividends payable	670,119		133,027
Unrealized depreciation on interest rate swaps	385,803		– 0	–
Distribution fee payable	89,581		67,521
Administrative fee payable	84,084		65,826
Transfer Agent fee payable	13,516		4,848
Directors’ fees payable	9,161		5,721
Payable for variation margin on centrally cleared swaps	5,304		353,234
Accrued expenses	302,634		148,494

Total liabilities	33,082,797		3,998,723

Net Assets	$2,008,664,289		$564,392,673

Composition of Net Assets
Capital stock, at par	$207,644		$60,666
Additional paid-in capital	2,113,076,145		605,052,191
Accumulated loss	(104,619,500)		(40,720,184)

Net Assets	$2,008,664,289		$564,392,673

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$382,294,727	39,521,227	$9.67	(b)

Class C	$10,477,587	1,084,416	$9.66

Advisor Class	$1,615,891,975	167,038,588	$9.67

AB New York Portfolio

Class A	$294,855,106	31,696,899	$9.30	(b)

Class C	$5,861,208	630,299	$9.30

Advisor Class	$263,676,359	28,338,322	$9.30

(b)	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $9.97 and $9.59, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended May 31, 2026

	AB California		AB High Income Municipal
Investment Income
Interest	$52,525,176		$159,516,071
Dividends—Affiliated issuers	388,423		980,427
Other income	– 0	–	5,008

Total income	$52,913,599		$160,501,506

Expenses
Advisory fee (see Note B)	5,721,670		13,666,685
Distribution fee—Class A	1,279,557		1,145,852
Distribution fee—Class C	164,020		332,548
Transfer agency—Class A	227,034		194,278
Transfer agency—Class C	7,092		13,732
Transfer agency—Advisor Class	330,940		877,033
Transfer agency—Class Z	– 0	–	40,854
Custody and accounting	140,067		231,015
Administrative	101,756		123,663
Legal	68,786		115,454
Audit and tax	57,215		88,564
Registration fees	52,683		110,817
Printing	34,957		84,025
Directors’ fees	29,316		43,117
Miscellaneous	39,428		74,609

Total expenses before interest/bank overdraft expense	8,254,521		17,142,246
Interest/bank overdraft expense	55,136		11,682,859

Total expenses	8,309,657		28,825,105
Less: expenses waived and reimbursed by the Adviser (see Note B)	(474,542)		(545,067)

Net expenses	7,835,115		28,280,038

Net investment income	45,078,484		132,221,468

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(3,798,269)		(46,789,115)
Swaps	2,955,414		19,288,544
Net change in unrealized appreciation (depreciation) of:
Investments	40,133,429		116,029,904
Swaps	(3,683,388)		(15,544,149)

Net gain on investment transactions	35,607,186		72,985,184

Net Increase in Net Assets from Operations	$80,685,670		$205,206,652

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$82,422,444	$21,840,873
Dividends—Affiliated issuers	621,246	280,443
Other income	2,510	– 0	–

Total income	$83,046,200	$22,121,316

Expenses
Advisory fee (see Note B)	8,638,407	2,393,102
Distribution fee—Class A	969,116	722,571
Distribution fee—Class C	121,493	69,683
Transfer agency—Class A	223,229	157,008
Transfer agency—Class C	7,167	3,534
Transfer agency—Advisor Class	894,617	131,719
Custody and accounting	201,654	95,464
Administrative	121,967	93,561
Registration fees	107,573	44,343
Legal	81,937	62,170
Printing	62,705	23,432
Audit and tax	58,660	58,661
Directors’ fees	35,361	22,346
Miscellaneous	53,267	23,514

Total expenses before interest/bank overdraft expense	11,577,153	3,901,108
Interest/bank overdraft expense	50,178	4,352

Total expenses	11,627,331	3,905,460
Less: expenses waived and reimbursed by the Adviser (see Note B)	(922,746)	(465,013)

Net expenses	10,704,585	3,440,447

Net investment income	72,341,615	18,680,869

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(6,428,223)	(2,846,384)
Swaps	4,906,487	1,012,798
Net change in unrealized appreciation (depreciation) of:
Investments	58,427,228	18,491,976
Swaps	(3,348,590)	(1,752,111)

Net gain on investment transactions	53,556,902	14,906,279

Net Increase in Net Assets from Operations	$125,898,517	$33,587,148

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Year Ended May 31, 2026	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$45,078,484	$41,150,127
Net realized loss on investment transactions	(842,855)	(980,705)
Net change in unrealized appreciation (depreciation) of investments	36,450,041	(22,415,650)

Net increase in net assets from operations	80,685,670	17,753,772
Distributions to Shareholders
Class A	(17,292,873)	(15,968,115)
Class C	(430,626)	(489,024)
Advisor Class	(26,958,249)	(24,465,021)
Capital Stock Transactions
Net increase	99,969,110	81,527,308

Total increase	135,973,032	58,358,920
Net Assets
Beginning of period	1,216,871,806	1,158,512,886

End of period	$1,352,844,838	$1,216,871,806

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Income Municipal
	Year Ended May 31, 2026	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$132,221,468	$134,107,192
Net realized loss on investment transactions	(27,500,571)	(47,892,890)
Net change in unrealized appreciation (depreciation) of investments	100,485,755	3,864,098

Net increase in net assets from operations	205,206,652	90,078,400
Distributions to Shareholders
Class A	(20,270,742)	(21,329,163)
Class C	(1,218,065)	(1,455,912)
Advisor Class	(96,767,094)	(89,487,695)
Class Z	(9,239,105)	(12,242,188)
Capital Stock Transactions
Net decrease	(23,258,287)	(15,008,513)

Total increase (decrease)	54,453,359	(49,445,071)
Net Assets
Beginning of period	2,740,695,399	2,790,140,470

End of period	$2,795,148,758	$2,740,695,399

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Year Ended May 31, 2026	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$72,341,615	$70,205,844
Net realized loss on investment transactions	(1,521,736)	(14,932,453)
Net change in unrealized appreciation (depreciation) of investments	55,078,638	(20,376,162)

Net increase in net assets from operations	125,898,517	34,897,229
Distributions to Shareholders
Class A	(13,694,469)	(13,365,502)
Class C	(338,556)	(408,616)
Advisor Class	(57,453,667)	(54,075,082)
Capital Stock Transactions
Net increase	102,181,106	36,316,201

Total increase	156,592,931	3,364,230
Net Assets
Beginning of period	1,852,071,358	1,848,707,128

End of period	$2,008,664,289	$1,852,071,358

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New York
	Year Ended May 31, 2026	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$18,680,869	$16,783,592
Net realized loss on investment transactions	(1,833,586)	(6,727,655)
Net change in unrealized appreciation (depreciation) of investments	16,739,865	(1,239,403)

Net increase in net assets from operations	33,587,148	8,816,534
Distributions to Shareholders
Class A	(9,685,358)	(9,266,535)
Class C	(180,641)	(231,656)
Advisor Class	(8,490,169)	(6,624,911)
Capital Stock Transactions
Net increase	47,438,148	17,701,766

Total increase	62,669,128	10,395,198
Net Assets
Beginning of period	501,723,545	491,328,347

End of period	$564,392,673	$501,723,545

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2026

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order

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NOTES TO FINANCIAL STATEMENTS (continued)

to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of May 31, 2026:

AB California Portfolio

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,321,260,044		$2,785,456		$1,324,045,500
Short-Term Municipal Notes		– 0	–	9,508,123		– 0	–	9,508,123
Commercial Mortgage-Backed Securities		– 0	–	930,794		– 0	–	930,794
Preferred Stocks		– 0	–	– 0	–	84,047		84,047
Short-Term Investments		8,890,425		– 0	–	– 0	–	8,890,425

Total Investments in Securities		8,890,425		1,331,698,961		2,869,503		1,343,458,889
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	418,332		– 0	–	418,332	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,074,376		– 0	–	1,074,376	(b)
Interest Rate Swaps		– 0	–	675,325		– 0	–	675,325

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2	Level 3			Total
Liabilities:
Centrally Cleared Credit Default Swaps	$	– 0	–	$(1,707,970)	$	– 0	–	$(1,707,970	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(252,046)		– 0	–	(252,046	)(b)

Total		$8,890,425		$1,331,906,978		$2,869,503		$1,343,666,906

AB High Income Municipal Portfolio

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$3,145,938,891		$8,789,695	(c)	$3,154,728,586
Short-Term Municipal Notes		– 0	–	184,968		18	(c)	184,986
Corporates – Non-Investment Grade		– 0	–	14,292,288		49,910		14,342,198
Corporates – Investment Grade		– 0	–	6,493,851		– 0	–	6,493,851
Commercial Mortgage-Backed Securities		– 0	–	930,794		– 0	–	930,794
Preferred Stocks		– 0	–	– 0	–	656,848		656,848
Warrants		– 0	–	– 0	–	188,555		188,555
Short-Term Investments		2,918,427		– 0	–	– 0	–	2,918,427

Total Investments in Securities		2,918,427		3,167,840,792		9,685,026	(c)	3,180,444,245
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,260,015		– 0	–	1,260,015	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,516,381		– 0	–	1,516,381	(b)
Interest Rate Swaps		– 0	–	3,806,632		– 0	–	3,806,632
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(15,760,153)		– 0	–	(15,760,153	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(4,631,453)		– 0	–	(4,631,453	)(b)
Interest Rate Swaps		– 0	–	(2,070,259)		– 0	–	(2,070,259)

Total		$2,918,427		$3,151,961,955		$9,685,026	(c)	$3,164,565,408

AB National Portfolio

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,973,058,020		$1,867,637	(c)	$1,974,925,657
Short-Term Municipal Notes		– 0	–	20,373,244		– 0	–	20,373,244
Preferred Stocks		– 0	–	– 0	–	157,035		157,035
Short-Term Investments		9,997,482		– 0	–	– 0	–	9,997,482

Total Investments in Securities		9,997,482		1,993,431,264		2,024,672	(c)	2,005,453,418
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	620,804		– 0	–	620,804	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,614,915		– 0	–	1,614,915	(b)
Interest Rate Swaps		– 0	–	1,772,632		– 0	–	1,772,632

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2	Level 3			Total
Liabilities:
Centrally Cleared Credit Default Swaps	$	– 0	–	$(3,783,245)	$	– 0	–	$(3,783,245	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(768,888)		– 0	–	(768,888	)(b)
Interest Rate Swaps		– 0	–	(385,803)		– 0	–	(385,803)

Total		$9,997,482		$1,992,501,679		$2,024,672	(c)	$2,004,523,833

AB New York Portfolio

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$540,835,910		$103,578		$540,939,488
Short-Term Municipal Notes		– 0	–	11,786,784		– 0	–	11,786,784
Preferred Stocks		– 0	–	– 0	–	68,344		68,344
Short-Term Investments		5,250,943		– 0	–	– 0	–	5,250,943

Total Investments in Securities		5,250,943		552,622,694		171,922		558,045,559
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	174,026		– 0	–	174,026	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	490,014		– 0	–	490,014	(b)
Interest Rate Swaps		– 0	–	502,748		– 0	–	502,748
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(688,697)		– 0	–	(688,697	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(670,912)		– 0	–	(670,912	)(b)

Total		$5,250,943		$552,429,873		$171,922		$557,852,738

AB High Income Municipal Portfolio holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio held securities with zero market value at period end.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolios account for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

Each Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in

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NOTES TO FINANCIAL STATEMENTS (continued)

business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of each Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus each Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	.50%	N/A
AB High Income Municipal	.80%	1.55%	.55%	.55%
AB National	.75%	1.50%	.50%	N/A
AB New York	.75%	1.50%	.50%	N/A

This contractual agreement extends through September 30, 2026, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the year ended May 31, 2026, such reimbursements amounted to $453,532, $492,624, $888,315 and $449,854 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

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On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended May 31, 2026, the reimbursement for such services amounted to $101,756, $123,663, $121,967 and $93,561 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $64,325, AB High Income Municipal Portfolio, $173,771, AB National Portfolio, $161,557 and AB New York Portfolio, $46,080 for the year ended May 31, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the year ended May 31, 2026, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A		Class C
AB California	$335		$16,500		$3,747
AB High Income Municipal	– 0	–	21,035		5,116
AB National	408		941		2,089
AB New York	– 0	–	– 0	–	771

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The Portfolios may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended May 31, 2026, such waiver amounted to:

Portfolio	Amount
AB California	$21,010
AB High Income Municipal	52,443
AB National	34,431
AB New York	15,159

In connection with the Portfolios’ investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Portfolios in an amount equal to the Portfolios’ pro rata share of the effective advisory fees of AB mutual funds, as paid by the Portfolios as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until September 30, 2026. For the year ended May 31, 2026, there were no such waivers and/or reimbursements for AB High Income Municipal Portfolio.

A summary of the Portfolios’ transactions in the AB Government Money Market Portfolio for the year ended May 31, 2026 is as follows:

Portfolio	Market Value 5/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB California	$13,920	$304,216	$309,246	$8,890	$388
AB High Income Municipal	57,952	543,738	598,772	2,918	980
AB National	6,741	407,918	404,662	9,997	621
AB New York	4,007	159,609	158,365	5,251	280

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are

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currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,676,810
AB High Income Municipal	4,189,008
AB National	7,182,996
AB New York	4,604,379

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended May 31, 2026 were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$375,111,274	$	– 0	–	$256,881,101	$	– 0	–
AB High Income Municipal	799,149,434		– 0	–	645,529,696		– 0	–
AB National	509,137,627		17,290,523		383,991,789		110,000
AB New York	128,040,057		– 0	–	79,521,985		– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

	Cost	Gross Unrealized		Net unrealized depreciation
Portfolio		Appreciation	Depreciation
AB California	$1,363,440,339	$19,160,877	$(38,072,311)	$(18,911,434)
AB High Income Municipal	3,071,074,241	65,961,003	(337,504,755)	(271,543,752)
AB National	2,036,276,079	36,704,822	(66,729,700)	(30,024,878)
AB New York	565,192,861	7,053,833	(13,585,334)	(6,531,501)

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. Each Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by each Portfolio, and/or the termination value at the end of the contract. Therefore, each Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain(loss) on swaps on the statement of operations, in addition to any realized gain(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain(loss) from swaps on the statement of operations. Fluctuations in the value of swaps

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are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps, inflation swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolios agree to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain their ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve

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NOTES TO FINANCIAL STATEMENTS (continued)

the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended May 31, 2026, the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended May 31, 2026, the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from

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settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended May 31, 2026, the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio held credit default swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are

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triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the year ended May 31, 2026, the Portfolios had entered into the following derivatives:

AB California Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$1,013,537	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,492,708	*	Payable for variation margin on centrally cleared swaps	252,046	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	675,325

Total		$2,168,033			$1,265,583

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(658,446)	$(506,015)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	3,613,860	(3,177,373)

Total		$2,955,414	$(3,683,388)

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AB High Income Municipal Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$9,352,323	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,776,396	*	Payable for variation margin on centrally cleared swaps	4,631,453	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	3,806,632		Unrealized depreciation on interest rate swaps	2,070,259

Total		$6,583,028			$16,054,035

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(2,266,772)	$(6,666,649)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	21,555,316	(8,877,500)

Total		$19,288,544	$(15,544,149)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$2,245,037	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,235,719	*	Payable for variation margin on centrally cleared swaps	768,730	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,772,632		Unrealized depreciation on interest rate swaps	385,803

Total		$4,008,351			$3,399,570

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(561,037)	$(1,583,536)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	5,467,524	(1,765,054)

Total		$4,906,487	$(3,348,590)

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AB New York Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$408,684	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$664,551	*	Payable for variation margin on centrally cleared swaps	670,912	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	502,748

Total		$1,167,299			$1,079,596

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(53,640)	$(295,933)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	1,066,438	(1,456,178)

Total		$1,012,798	$(1,752,111)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average of the outstanding month end derivative positions calculated for the year ended May 31, 2026:

AB California Portfolio

Interest Rate Swaps:
Average notional amount	$12,620,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$127,256,538
Centrally Cleared Inflation Swaps:
Average notional amount	$142,815,385
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$18,557,077

AB High Income Municipal Portfolio

Interest Rate Swaps:
Average notional amount	$243,452,308
Centrally Cleared Interest Rate Swaps:
Average notional amount	$449,861,154
Centrally Cleared Inflation Swaps:
Average notional amount	$498,053,846
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$145,849,315

AB National Portfolio

Interest Rate Swaps:
Average notional amount	$72,643,462
Centrally Cleared Interest Rate Swaps:
Average notional amount	$157,315,385
Centrally Cleared Inflation Swaps:
Average notional amount	$223,023,077
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$35,012,615

AB New York Portfolio

Interest Rate Swaps:
Average notional amount	$9,395,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$100,752,308
Centrally Cleared Inflation Swaps:
Average notional amount	$26,230,769
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$5,821,154

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC

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counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of May 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$675,325	$	– 0	–	$(550,000)	$	– 0	–	$125,325

Total	$675,325	$	– 0	–	$(550,000)	$	– 0	–	$125,325	^

AB High Income Municipal Portfolio

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$1,390,122	$(239,958)		$(910,000)		$	– 0	–	$240,164
Citibank NA	1,149,978	– 0	–	(1,095,000)			– 0	–	54,978
JPMorgan Chase Bank NA	539,958	(539,958)		– 0	–		– 0	–	– 0	–
Morgan Stanley Bank NA	150,179	– 0	–	(150,179)			– 0	–	– 0	–
Royal Bank of Canada	576,395	(138,053)		– 0	–		(321,374)		116,968

Total	$3,806,632	$(917,969)		$(2,155,179)			$(321,374)		$412,110	^

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$239,958	$(239,958)		$ – 0	–	$	– 0	–	$ – 0	–
JPMorgan Chase Bank NA	1,692,248	(539,958)		(1,152,290)			– 0	–	– 0	–
Royal Bank of Canada	138,053	(138,053)		– 0	–		– 0	–	– 0	–

Total	$2,070,259	$(917,969)		$(1,152,290)		$	– 0	–	$0	^

AB National Portfolio

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$273,111	$(35,994)		$	– 0	–	$	– 0	–	$237,117
Citibank NA	1,182,888	– 0	–		(1,182,888)			– 0	–	– 0	–
JPMorgan Chase Bank NA	134,989	(134,989)			– 0	–		– 0	–	– 0	–
Morgan Stanley Bank NA	37,545	– 0	–		(37,545)			– 0	–	– 0	–
Royal Bank of Canada	144,099	(20,708)			– 0	–		– 0	–	123,391

Total	$1,772,632	$(191,691)			$(1,220,433)		$	– 0	–	$360,508	^

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$35,994	$(35,994)	$	– 0	–	$	– 0	–	$	– 0	–
JPMorgan Chase Bank NA	329,101	(134,989)		(194,112)			– 0	–		– 0	–
Royal Bank of Canada	20,708	(20,708)		– 0	–		– 0	–		– 0	–

Total	$385,803	$(191,691)		$(194,112)		$	– 0	–		$0	^

AB New York Portfolio

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$502,748	$	– 0	–	$(400,000)	$	– 0	–	$102,748

Total	$502,748	$	– 0	–	$(400,000)	$	– 0	–	$102,748	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor	Class T	Class Z	Total
AB California	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

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NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Class A
Shares sold	9,883,975	10,888,945	$103,489,263	$114,684,869

Shares issued in reinvestment of dividends	1,005,402	913,780	10,509,114	9,591,258

Shares converted from Class C	204,803	240,247	2,118,798	2,528,023

Shares redeemed	(8,326,788)	(9,921,880)	(86,676,806)	(104,319,088)

Net increase	2,767,392	2,121,092	$29,440,369	$22,485,062

Class C
Shares sold	334,960	408,264	$3,505,441	$4,312,428

Shares issued in reinvestment of dividends	30,785	34,615	321,302	363,433

Shares converted to Class A	(204,897)	(240,368)	(2,118,798)	(2,528,023)

Shares redeemed	(413,580)	(418,523)	(4,304,141)	(4,393,965)

Net decrease	(252,732)	(216,012)	$(2,596,196)	$(2,246,127)

Advisor Class
Shares sold	24,348,883	29,149,221	$253,896,948	$306,037,035

Shares issued in reinvestment of dividends	1,322,484	1,180,318	13,824,407	12,388,949

Shares redeemed	(18,740,634)	(24,681,250)	(194,596,418)	(257,137,611)

Net increase	6,930,733	5,648,289	$73,124,937	$61,288,373

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB High Income Municipal Portfolio
	Shares		Amount
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Class A
Shares sold	10,591,325	8,722,538	$108,301,154	$90,525,432

Shares issued in reinvestment of dividends	991,329	1,047,342	10,112,494	10,872,890

Shares converted from Class C	387,108	752,953	3,938,434	7,845,701

Shares redeemed	(13,100,263)	(19,599,116)	(133,202,958)	(203,304,540)

Net decrease	(1,130,501)	(9,076,283)	$(10,850,876)	$(94,060,517)

Class C
Shares sold	408,009	732,785	$4,168,396	$7,617,860

Shares issued in reinvestment of dividends	78,386	92,816	798,373	962,855

Shares converted to Class A	(387,275)	(753,390)	(3,938,434)	(7,845,701)

Shares redeemed	(1,046,431)	(990,879)	(10,597,198)	(10,305,934)

Net decrease	(947,311)	(918,668)	$(9,568,863)	$(9,570,920)

Advisor Class
Shares sold	59,470,238	71,751,220	$604,268,426	$743,688,447

Shares issued in reinvestment of dividends	4,953,217	4,538,757	50,495,707	47,073,346

Shares redeemed	(65,073,706)	(60,633,856)	(661,427,588)	(625,880,688)

Net increase (decrease)	(650,251)	15,656,121	$(6,663,455)	$164,881,105

Class Z
Shares sold	6,510,798	12,052,715	$66,088,444	$124,674,921

Shares issued in reinvestment of dividends	570,722	812,463	5,820,004	8,449,734

Shares redeemed	(6,764,742)	(20,565,944)	(68,083,541)	(209,382,836)

Net increase (decrease)	316,778	(7,700,766)	$3,824,907	$(76,258,181)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB National Portfolio
	Shares		Amount
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Class A
Shares sold	5,889,769	7,423,010	$56,261,192	$71,732,777

Shares issued in reinvestment of dividends	884,450	815,370	8,495,604	7,873,534

Shares converted from Class C	184,890	251,881	1,776,732	2,441,337

Shares redeemed	(8,355,185)	(10,178,371)	(80,052,823)	(98,395,530)

Net decrease	(1,396,076)	(1,688,110)	$(13,519,295)	$(16,347,882)

Class C
Shares sold	148,041	234,234	$1,419,891	$2,261,919

Shares issued in reinvestment of dividends	26,760	32,788	256,526	316,436

Shares converted to Class A	(185,087)	(252,203)	(1,776,732)	(2,441,337)

Shares redeemed	(354,085)	(431,815)	(3,405,763)	(4,150,178)

Net decrease	(364,371)	(416,996)	$(3,506,078)	$(4,013,160)

Advisor Class
Shares sold	55,145,516	54,308,741	$529,027,236	$524,349,996

Shares issued in reinvestment of dividends	4,058,846	3,910,792	39,004,339	37,776,253

Shares redeemed	(46,928,365)	(52,723,192)	(448,825,096)	(505,449,006)

Net increase	12,275,997	5,496,341	$119,206,479	$56,677,243

	AB New York Portfolio
	Shares		Amount
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Class A
Shares sold	4,668,935	3,473,814	$43,178,629	$32,009,743

Shares issued in reinvestment of dividends	615,808	566,091	5,674,161	5,252,331

Shares converted from Class C	261,150	185,518	2,396,588	1,726,136

Shares redeemed	(5,233,750)	(6,204,145)	(48,203,201)	(57,395,269)

Net increase (decrease)	312,143	(1,978,722)	$3,046,177	$(18,407,059)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB New York Portfolio
	Shares		Amount
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Class C
Shares sold	95,613	114,641	$883,572	$1,064,943

Shares issued in reinvestment of dividends	12,704	17,260	116,842	160,083

Shares converted to Class A	(261,179)	(185,570)	(2,396,588)	(1,726,136)

Shares redeemed	(166,114)	(228,519)	(1,529,530)	(2,127,177)

Net decrease	(318,976)	(282,188)	$(2,925,704)	$(2,628,287)

Advisor Class
Shares sold	10,677,771	10,182,454	$98,140,719	$94,291,784

Shares issued in reinvestment of dividends and distributions	459,145	360,805	4,233,986	3,346,313

Shares redeemed	(6,013,864)	(6,391,837)	(55,057,030)	(58,900,985)

Net increase	5,123,052	4,151,422	$47,317,675	$38,737,112

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of a Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of a Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These

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securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Each Portfolio may invest in Guam municipal bonds and, therefore, may be impacted by political, economic, or regulatory developments that affect issuers in Guam and their ability to pay principal and interest on their obligations.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce

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NOTES TO FINANCIAL STATEMENTS (continued)

the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolios performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions

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NOTES TO FINANCIAL STATEMENTS (continued)

would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in a Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2026, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended May 31, 2026.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the tax years ended November 30, 2025 and November 30, 2024 were as follows:

AB California Portfolio	December 1, 2024 to November 30, 2025	December 1, 2023 to November 30, 2024
Distributions paid from:
Ordinary income	$1,517,190	$1,843,094

Total taxable distributions	1,517,190	1,843,094
Tax exempt distributions paid	41,162,509	35,943,578

Total distributions paid	$42,679,699	$37,786,672

AB High Income Municipal Portfolio	December 1, 2024 to November 30, 2025	December 1, 2023 to November 30, 2024
Distributions paid from:
Ordinary income	$5,956,357	$6,064,093

Total taxable distributions	5,956,357	6,064,093
Tax exempt distributions paid	119,015,604	113,655,933

Total distributions paid	$124,971,961	$119,720,026

AB National Portfolio	December 1, 2024 to November 30, 2025	December 1, 2023 to November 30, 2024
Distributions paid from:
Ordinary income	$2,221,276	$2,565,293

Total taxable distributions	2,221,276	2,565,293
Tax exempt distributions paid	67,611,991	61,741,849

Total distributions paid	$69,833,267	$64,307,142

AB New York Portfolio	December 1, 2024 to November 30, 2025	December 1, 2023 to November 30, 2024
Distributions paid from:
Ordinary income	$658,703	$649,136

Total taxable distributions	658,703	649,136
Tax exempt distributions paid	16,569,171	14,409,963

Total distributions paid	$17,227,874	$15,059,099

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NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2025, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income		Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)(c)
AB California	$391,805		$(17,362,348)	$(14,082,802)	$(31,053,345)
AB High Income Municipal	1,266,321		(106,486,543)	(251,888,678)	(357,108,900)
AB National	437,365		(77,441,111)	(23,236,516)	(100,240,262)
AB New York	– 0	–	(32,677,584)	(8,502,396)	(41,179,980)

(a)

At November 30, 2025, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. As of November 30, 2025, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $17,362,348, $106,486,543, $77,441,111 and $32,677,584 respectively.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of tender option bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2025, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB California	$16,382,167	$980,181
AB High Income Municipal	74,046,644	32,439,899
AB National	61,442,463	15,998,648
AB New York	27,940,775	4,736,809

During the current fiscal year, permanent differences primarily due to taxable overdistributions resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

Portfolio	Increase (Decrease) to additional paid in capital			Increase (Decrease) to distributable Earning (Accumulated Loss)
AB California	$	– 0	–	$	– 0	–
AB High Income Municipal		– 0	–		– 0	–
AB National		– 0	–		– 0	–
AB New York		(142,484)			142,484

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At May 31, 2026, the amount of Floating Rate Notes outstanding was $372,920,000 and the related interest rate ranged from 1.57% to 3.20% for AB High Income Municipal Portfolio. At May 31, 2026, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the year ended May 31, 2026, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$368,602,877	3.09%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the year ended May 31, 2026, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently

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NOTES TO FINANCIAL STATEMENTS (continued)

structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE J

Subsequent Events

At a meeting held on May 5-7, 2026, the Fund’s Board approved a fiscal year end change for the Fund from May 31 to April 30, which will be effective for fiscal periods after the reporting period of this report.

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

226 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Year Ended May 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.21	$ 10.38	$ 10.31	$ 10.60	$ 11.57

Income From Investment Operations

Net investment income(a)(b)	.36	.34	.32	.30	.24

Net realized and unrealized gain (loss) on investment transactions	.30	(.18)	.07	(.27)	(.99)

Net increase (decrease) in net asset value from operations	.66	.16	.39	.03	(.75)

Less: Dividends

Dividends from net investment income	(.35)	(.33)	(.32)	(.32)	(.22)

Net asset value, end of period	$ 10.52	$ 10.21	$ 10.38	$ 10.31	$ 10.60

Total Return

Total investment return based on net asset value(c)	6.57%	1.55%	3.82%	.31%	(6.57)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$540,613	$496,560	$482,717	$459,793	$481,440

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%	.75%	.75%	.75%	.75%

Expenses, before waiver/reimbursements(d)	.79%	.77%	.77%	.78%	.76%

Net investment income(b)	3.41%	3.21%	3.14%	2.94%	2.09%

Portfolio turnover rate	21%	35%	23%	30%	17%

See footnote summary on pages 239-241.

ABFunds.com	AB Municipal Income Fund 227

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Year Ended May 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.21	$ 10.37	$ 10.30	$ 10.60	$ 11.56

Income From Investment Operations

Net investment income(a)(b)	.28	.26	.25	.23	.15

Net realized and unrealized gain (loss) on investment transactions	.29	(.16)	.06	(.29)	(.97)

Net increase (decrease) in net asset value from operations	.57	.10	.31	(.06)	(.82)

Less: Dividends

Dividends from net investment income	(.27)	(.26)	(.24)	(.24)	(.14)

Net asset value, end of period	$ 10.51	$ 10.21	$ 10.37	$ 10.30	$ 10.60

Total Return

Total investment return based on net asset value(c)	5.67%	.89%	3.05%	(.54)%	(7.19)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,134	$18,242	$20,782	$26,359	$28,401

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waiver/reimbursements(d)	1.54%	1.52%	1.52%	1.54%	1.51%

Net investment income(b)	2.66%	2.46%	2.38%	2.19%	1.33%

Portfolio turnover rate	21%	35%	23%	30%	17%

See footnote summary on pages 239-241.

228 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Year Ended May 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.21	$ 10.38	$ 10.31	$ 10.60	$ 11.57

Income From Investment Operations

Net investment income(a)(b)	.38	.36	.35	.33	.26

Net realized and unrealized gain (loss) on investment transactions	.31	(.17)	.07	(.28)	(.98)

Net increase (decrease) in net asset value from operations	.69	.19	.42	.05	(.72)

Less: Dividends

Dividends from net investment income	(.38)	(.36)	(.35)	(.34)	(.25)

Net asset value, end of period	$ 10.52	$ 10.21	$ 10.38	$ 10.31	$ 10.60

Total Return

Total investment return based on net asset value(c)	6.83%	1.81%	4.09%	.56%	(6.34)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$796,098	$702,070	$655,014	$507,720	$464,558

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%	.50%	.50%	.50%	.50%

Expenses, before waiver/reimbursements(d)	.54%	.52%	.52%	.53%	.51%

Net investment income(b)	3.66%	3.46%	3.39%	3.19%	2.34%

Portfolio turnover rate	21%	35%	23%	30%	17%

See footnote summary on pages 239-241.

ABFunds.com	AB Municipal Income Fund 229

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Year Ended May 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.99	$ 10.10	$ 10.14	$ 10.96	$ 12.25

Income From Investment Operations

Net investment income(a)(b)	.47	.45	(e)	.41	.40	.37

Net realized and unrealized gain (loss) on investment transactions	.27	(.14)	(.05)	(.81)	(1.29)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(f)	.00	(f)

Net increase (decrease) in net asset value from operations	.74	.31	.36	(.41)	(.92)

Less: Dividends

Dividends from net investment income	(.45)	(.42)	(.40)	(.41)	(.37)

Net asset value, end of period	$ 10.28	$ 9.99	$ 10.10	$ 10.14	$ 10.96

Total Return

Total investment return based on net asset value(c)	7.54%	3.01	%(e)	3.62%	(3.66)%	(7.68)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$465,018	$463,256	$559,773	$619,769	$769,846

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.22%	1.12%	1.20%	1.15%	.85%

Expenses, before waiver/reimbursements(d)	1.24%	1.12%	1.21%	1.16%	.85%

Net investment income(b)	4.59%	4.38	%(e)	4.08%	3.87%	3.06%

Portfolio turnover rate	21%	24%	23%	26%	16%

See footnote summary on pages 239-241.

230 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Year Ended May 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.99	$ 10.09	$ 10.13	$ 10.95	$ 12.25

Income From Investment Operations

Net investment income(a)(b)	.39	.38	(e)	.33	.32	.28

Net realized and unrealized gain (loss) on investment transactions	.27	(.14)	(.05)	(.80)	(1.30)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(f)	.00	(f)

Net increase (decrease) in net asset value from operations	.66	.24	.28	(.48)	(1.02)

Less: Dividends

Dividends from net investment income	(.37)	(.34)	(.32)	(.34)	(.28)

Net asset value, end of period	$ 10.28	$ 9.99	$ 10.09	$ 10.13	$ 10.95

Total Return

Total investment return based on net asset value(c)	6.75%	2.34	%(e)	2.84%	(4.38)%	(8.46)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,860	$38,483	$48,159	$72,948	$113,046

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.97%	1.87%	1.95%	1.90%	1.60%

Expenses, before waiver/reimbursements(d)	1.99%	1.87%	1.96%	1.90%	1.60%

Net investment income(b)	3.83%	3.62	%(e)	3.32%	3.12%	2.30%

Portfolio turnover rate	21%	24%	23%	26%	16%

See footnote summary on pages 239-241.

ABFunds.com	AB Municipal Income Fund 231

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Year Ended May 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.99	$ 10.09	$ 10.13	$ 10.95	$ 12.25

Income From Investment Operations

Net investment income(a)(b)	.49	.48	(e)	.43	.42	.40

Net realized and unrealized gain (loss) on investment transactions	.27	(.13)	(.05)	(.80)	(1.30)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(f)	.00	(f)

Net increase (decrease) in net asset value from operations	.76	.35	.38	(.38)	(.90)

Less: Dividends

Dividends from net investment income	(.47)	(.45)	(.42)	(.44)	(.40)

Net asset value, end of period	$ 10.28	$ 9.99	$ 10.09	$ 10.13	$ 10.95

Total Return

Total investment return based on net asset value(c)	7.82%	3.37	%(e)	3.88%	(3.42)%	(7.53)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,092,474	$2,040,161	$1,903,555	$2,269,449	$2,609,004

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.97%	.87%	.95%	.90%	.60%

Expenses, before waiver/reimbursements(d)	.99%	.87%	.96%	.90%	.60%

Net investment income(b)	4.85%	4.64	%(e)	4.33%	4.12%	3.32%

Portfolio turnover rate	21%	24%	23%	26%	16%

See footnote summary on pages 239-241.

232 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class Z
Year Ended May 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.99	$ 10.09	$ 10.14	$ 10.96	$ 12.26

Income From Investment Operations

Net investment income(a)(b)	.49	.48	.44	.42	.40

Net realized and unrealized gain (loss) on investment transactions	.28	(.13)	(.07)	(.80)	(1.30)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(f)	.00	(f)

Net increase (decrease) in net asset value from operations	.77	.35	.37	(.38)	(.90)

Less: Dividends

Dividends from net investment income	(.48)	(.45)	(.42)	(.44)	(.40)

Net asset value, end of period	$ 10.28	$ 9.99	$ 10.09	$ 10.14	$ 10.96

Total Return

Total investment return based on net asset value(c)	7.82%	3.37%	3.78%	(3.41)%	(7.52)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$207,796	$198,795	$278,653	$50,391	$1,231

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.97%	.87%	.95%	.90%	.59%

Expenses, before waiver/reimbursements(d)	.97%	.87%	.95%	.91%	.59%

Net investment income(b)	4.85%	4.59%	4.38%	4.20%	3.32%

Portfolio turnover rate	21%	24%	23%	26%	16%

See footnote summary on pages 239-241.

ABFunds.com	AB Municipal Income Fund 233

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class A
Year Ended May 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.39	$ 9.54	$ 9.53	$ 9.88	$ 10.77

Income From Investment Operations

Net investment income(a)(b)	.34	.33	.32	.27	.22

Net realized and unrealized gain (loss) on investment transactions	.28	(.16)	(.01)	(.34)	(.91)

Contributions from Affiliates	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.62	.17	.31	(.07)	(.69)

Less: Dividends

Dividends from net investment income	(.34)	(.32)	(.30)	(.28)	(.20)

Net asset value, end of period	$ 9.67	$ 9.39	$ 9.54	$ 9.53	$ 9.88

Total Return

Total investment return based on net asset value(c)	6.68%	1.73%	3.27%	(.70)%	(6.45)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$382,295	$384,409	$406,540	$423,812	$508,814

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%	.75%	.75%	.75%	.75%

Expenses, before waiver/reimbursements(d)	.80%	.78%	.78%	.80%	.77%

Net investment income(b)	3.58%	3.42%	3.32%	2.85%	2.05%

Portfolio turnover rate	21%	33%	30%	32%	12%

See footnote summary on pages 239-241.

234 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class C
Year Ended May 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.38	$ 9.53	$ 9.52	$ 9.87	$ 10.76

Income From Investment Operations

Net investment income(a)(b)	.27	.26	.24	.20	.14

Net realized and unrealized gain (loss) on investment transactions	.28	(.16)	– 0	–	(.34)	(.90)

Contributions from Affiliates	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.55	.10	.24	(.14)	(.76)

Less: Dividends

Dividends from net investment income	(.27)	(.25)	(.23)	(.21)	(.13)

Net asset value, end of period	$ 9.66	$ 9.38	$ 9.53	$ 9.52	$ 9.87

Total Return

Total investment return based on net asset value(c)	5.89%	.97%	2.50%	(1.44)%	(7.16)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,478	$13,595	$17,782	$24,613	$32,583

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waiver/reimbursements(d)	1.55%	1.53%	1.54%	1.55%	1.52%

Net investment income(b)	2.83%	2.67%	2.56%	2.10%	1.30%

Portfolio turnover rate	21%	33%	30%	32%	12%

See footnote summary on pages 239-241.

ABFunds.com	AB Municipal Income Fund 235

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Advisor Class
Year Ended May 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.40	$ 9.54	$ 9.53	$ 9.88	$ 10.77

Income From Investment Operations

Net investment income(a)(b)	.37	.35	.34	.30	.24

Net realized and unrealized gain (loss) on investment transactions	.26	(.15)	(.01)	(.35)	(.90)

Contributions from Affiliates	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.63	.20	.33	(.05)	(.66)

Less: Dividends

Dividends from net investment income	(.36)	(.34)	(.32)	(.30)	(.23)

Net asset value, end of period	$ 9.67	$ 9.40	$ 9.54	$ 9.53	$ 9.88

Total Return

Total investment return based on net asset value(c)	6.83%	2.09%	3.53%	(.45)%	(6.22)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,615,892	$1,454,067	$1,424,385	$1,232,211	$1,270,573

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%	.50%	.50%	.50%	.50%

Expenses, before waiver/reimbursements(d)	.55%	.53%	.53%	.55%	.52%

Net investment income(b)	3.82%	3.67%	3.58%	3.10%	2.31%

Portfolio turnover rate	21%	33%	30%	32%	12%

See footnote summary on pages 239-241.

236 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class A
Year Ended May 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.03	$ 9.16	$ 9.15	$ 9.49	$ 10.34

Income From Investment Operations

Net investment income(a)(b)	.31	.30	.28	.25	.22

Net realized and unrealized gain (loss) on investment transactions	.27	(.14)	(.01)	(.34)	(.86)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–

Net increase (decrease) in net asset value from operations	.58	.16	.27	(.09)	(.64)

Less: Dividends

Dividends from net investment income	(.31)	(.29)	(.26)	(.25)	(.21)

Net asset value, end of period	$ 9.30	$ 9.03	$ 9.16	$ 9.15	$ 9.49

Total Return

Total investment return based on net asset value(c)	6.49%	1.70%	3.02%	(.86)%	(6.29)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$294,855	$283,443	$305,467	$341,690	$380,361

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%	.76%	.75%	.76%	.75%

Expenses, before waiver/reimbursements(d)	.84%	.83%	.82%	.83%	.79%

Net investment income(b)	3.41%	3.24%	3.03%	2.73%	2.17%

Portfolio turnover rate	16%	33%	35%	14%	16%

See footnote summary on pages 239-241.

ABFunds.com	AB Municipal Income Fund 237

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class C
Year Ended May 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.03	$ 9.15	$ 9.15	$ 9.49	$ 10.33

Income From Investment Operations

Net investment income(a)(b)	.24	.23	.21	.18	.14

Net realized and unrealized gain (loss) on investment transactions	.27	(.13)	(.02)	(.33)	(.85)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–

Net increase (decrease) in net asset value from operations	.51	.10	.19	(.15)	(.71)

Less: Dividends

Dividends from net investment income	(.24)	(.22)	(.19)	(.19)	(.13)

Net asset value, end of period	$ 9.30	$ 9.03	$ 9.15	$ 9.15	$ 9.49

Total Return

Total investment return based on net asset value(c)	5.70%	1.05%	2.13%	(1.60)%	(6.91)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,861	$8,570	$11,270	$18,205	$24,089

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%	1.51%	1.50%	1.51%	1.50%

Expenses, before waiver/reimbursements(d)	1.58%	1.58%	1.57%	1.58%	1.54%

Net investment income(b)	2.65%	2.48%	2.26%	1.98%	1.41%

Portfolio turnover rate	16%	33%	35%	14%	16%

See footnote summary on pages 239-241.

238 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Advisor Class
Year Ended May 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.03	$ 9.16	$ 9.15	$ 9.49	$ 10.34

Income From Investment Operations

Net investment income(a)(b)	.34	.33	.30	.27	.25

Net realized and unrealized gain (loss) on investment transactions	.26	(.15)	– 0	–	(.33)	(.87)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–

Net increase (decrease) in net asset value from operations	.60	.18	.30	(.06)	(.62)

Less: Dividends

Dividends from net investment income	(.33)	(.31)	(.29)	(.28)	(.23)

Net asset value, end of period	$ 9.30	$ 9.03	$ 9.16	$ 9.15	$ 9.49

Total Return

Total investment return based on net asset value(c)	6.76%	1.96%	3.28%	(.61)%	(6.06)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$263,676	$209,711	$174,591	$178,093	$192,990

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%	.51%	.50%	.51%	.50%

Expenses, before waiver/reimbursements(d)	.59%	.58%	.57%	.58%	.54%

Net investment income(b)	3.66%	3.51%	3.28%	2.98%	2.42%

Portfolio turnover rate	16%	33%	35%	14%	16%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

ABFunds.com	AB Municipal Income Fund 239

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended May 31,
	2026	2025	2024	2023	2022
AB California Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.79%	.77%	.77%	.78%	.76%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.53%	1.52%	1.52%	1.54%	1.51%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.54%	.52%	.52%	.53%	.51%

	Year Ended May 31,
	2026	2025	2024	2023	2022
AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.80%	.79%	.80%	.80%	.78%
Before waivers/reimbursements	.82%	.79%	.81%	.81%	.78%
Class C
Net of waivers/reimbursements	1.55%	1.54%	1.55%	1.55%	1.53%
Before waivers/reimbursements	1.57%	1.54%	1.56%	1.56%	1.53%
Advisor Class
Net of waivers/reimbursements	.55%	.54%	.55%	.55%	.53%
Before waivers/reimbursements	.57%	.54%	.56%	.56%	.53%
Class Z
Net of waivers/reimbursements	.55%	.54%	.55%	.55%	.52%
Before waivers/reimbursements	.55%	.54%	.55%	.56%	.53%

	Year Ended May 31,
	2026	2025	2024	2023	2022
AB National Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.80%	.77%	.78%	.80%	.77%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.55%	1.53%	1.54%	1.55%	1.52%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.55%	.52%	.53%	.55%	.52%

	Year Ended May 31,
	2026	2025	2024	2023	2022
AB New York Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.83%	.82%	.82%	.82%	.79%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.58%	1.57%	1.57%	1.57%	1.54%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.59%	.57%	.57%	.57%	.54%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(e)

During the year ended May 31, 2025, the Adviser reimbursed the AB High Income Municipal Portfolio for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return
Class A	$.00	(f)	.01%	.01%
Class C	$.00	(f)	.01%	.01%
Advisor Class	$.00	(f)	.01%	.01%

(f)	Amount is less than $.005.

See	notes to financial statements.

ABFunds.com	AB Municipal Income Fund 241

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Municipal Income Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Municipal Income Fund, Inc. (the “Fund”) (comprising the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (collectively referred to as the “Portfolios”)), including the portfolios of investments, as of May 31, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising AB Municipal Income Fund, Inc. at May 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

July 27, 2026

ABFunds.com	AB Municipal Income Fund 243

2025 FEDERAL TAX INFORMATION

(unaudited)

AB California Portfolio

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2025.

The Fund designates $885,887 of distributions paid during the taxable year ended November 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 34.12% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns was included with your Form 1099-DIV which was sent to you separately in January 2026.

AB High Income Municipal Portfolio

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2025.

The Fund designates $5,461,979 of distributions paid during the taxable year ended November 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 57.64% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns was included with your Form 1099-DIV which was sent to you separately in January 2026.

244 AB Municipal Income Fund	ABFunds.com

2025 FEDERAL TAX INFORMATION

(unaudited)

AB National Portfolio

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2025.

The Fund designates $1,442,941 of distributions paid during the taxable year ended November 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 42.51% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns was included with your Form 1099-DIV which was sent to you separately in January 2026.

AB New York Portfolio

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2025.

The Fund designates $293,123 of distributions paid during the taxable year ended November 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 30.62% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns was included with your Form 1099-DIV which was sent to you separately in January 2026.

ABFunds.com	AB Municipal Income Fund 245

Information Regarding the Review and Approval of the Proposed New Advisory Agreement and Interim Advisory Agreement in Respect of Each Fund in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Municipal Income Fund, Inc. in respect of each of AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (each, a “Fund” and collectively, the “Funds”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including each Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Funds, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional

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developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s

ABFunds.com	AB Municipal Income Fund 247

investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for

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which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services

ABFunds.com	AB Municipal Income Fund 249

that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in

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services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

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The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Current Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”):

• AB California Portfolio	• AB National Portfolio
• AB High Income Municipal Portfolio	• AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and

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attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

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Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for each of AB California Portfolio’s, AB National Portfolio’s and AB New York Portfolio’s underperformance in certain of the more recent

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periods reviewed. Based on their review, the directors concluded that the investment performance for each Fund was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median for AB California Portfolio and AB National Portfolio. The directors noted that for AB High Income Municipal Portfolio it was equal to the median and for AB New York Portfolio it was lower than the median. The directors also noted the Adviser’s total rate of compensation for each Fund, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that the expense ratio was below the medians for AB High Income Municipal Portfolio and AB New York Portfolio. They also noted that the expense ratio for AB California Portfolio and AB National Portfolio was above the medians and discussed the Adviser’s explanations of the reasons for this. Based on their review, the directors concluded that the expense ratio for each Fund was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for each Fund contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time

ABFunds.com	AB Municipal Income Fund 255

by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

256 AB Municipal Income Fund	ABFunds.com

AB MUNICIPAL INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MI-0151-0526

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 29, 2026